UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSR
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)
________

605 Third Avenue, 43rd floor
New York, NY 10158
 (Address of principal executive offices) (Zip code)

Luis Berruga
Global X Management Company LLC
605 Lexington Ave, 43rd floor
New York, NY 10158
 (Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2020

Date of reporting period: October 31, 2020

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Social Media ETF (ticker: SOCL)
Global X Lithium & Battery Tech ETF (ticker: LIT)
Global X E-commerce ETF (ticker: EBIZ)
Global X SuperDividend® ETF (ticker: SDIV)
Global X SuperDividend® U.S. ETF (ticker: DIV)
Global X MSCI SuperDividend® EAFE ETF (ticker: EFAS)
Global X MSCI SuperDividend® Emerging Markets ETF (ticker: SDEM)
Global X SuperDividend® REIT ETF (ticker: SRET)
Global X NASDAQ 100® Covered Call ETF (ticker: QYLD)
Global X S&P 500® Covered Call ETF (ticker: XYLD)
Global X Russell 2000 Covered Call ETF (ticker: RYLD)
Global X Nasdaq 100 Covered Call & Growth ETF (ticker: QYLG)
Global X S&P 500 Covered Call & Growth ETF (ticker: XYLG)
Global X SuperIncome™ Preferred ETF (ticker: SPFF)
Global X YieldCo & Renewable Energy Income ETF (ticker: YLCO)
Global X S&P 500® Catholic Values ETF (ticker: CATH)
Global X S&P Catholic Values Developed ex-U.S. ETF (ticker: CEFA)
Global X Guru® Index ETF (ticker: GURU)

Annual Report
October 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www.globalxetfs.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Table of Contents

Management Discussion of Fund Performance	1
Schedules of Investments
Global X Social Media ETF	51
Global X Lithium & Battery Tech ETF	55
Global X E-commerce ETF	60
Global X SuperDividend® ETF	64
Global X SuperDividend® U.S. ETF	73
Global X MSCI SuperDividend® EAFE ETF	77
Global X MSCI SuperDividend® Emerging Markets ETF	82
Global X SuperDividend® REIT ETF	87
Global X NASDAQ 100® Covered Call ETF	90
Global X S&P 500® Covered Call ETF	96
Global X Russell 2000 Covered Call ETF	114
Global X Nasdaq 100® Covered Call & Growth ETF	116
Global X Global X S&P 500® Covered Call & Growth ETF	122
Global X SuperIncome™ Preferred ETF	140
Global X YieldCo & Renewable Energy Income ETF	146
Global X S&P 500® Catholic Values ETF	151
Global X S&P Catholic Values Developed ex-US ETF	167
Global X Guru® Index ETF	190
Statements of Assets and Liabilities	194
Statements of Operations	199
Statements of Changes in Net Assets	204
Financial Highlights	213
Notes to Financial Statements	227
Report of Independent Registered Public Accounting Firm	252
Disclosure of Fund Expenses	255
Liquidity Risk Management Program	258
Approval of Investment Adivisory Aggreement	259
Supplemental Information	264
Trustees and Officers of the Trust	265
Notice to Shareholders	267

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.
The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at https://www.sec.gov/, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Global X Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov/.

Management Discussion of Fund Performance (unaudited)
Global X Social Media ETF

Global X Social Media ETF
The Global X Social Media ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Social Media Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the equity performance of the largest and most liquid companies involved in the social media industry, including companies that provide social networking, file sharing, and other web-based media applications, as defined by Solactive AG, the provider of the Underlying Index.

For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund increased 62.75%, while the Underlying Index increased 63.76%. The Fund had a net asset value of $31.92 per share on October 31, 2019 and ended the reporting period with a net asset value of $51.95 per share on October 31, 2020.

During the reporting period, the highest returns came from Bilibili, Inc. and Snap, Inc., which returned 182.90% and 161.55%, respectively. The worst performers were Groupon, Inc. and Momo Inc., which returned -65.13% and -53.77%, respectively.

Over 4.5 billion people use the internet with global internet penetration nearing 60% of the world’s population. With the global COVID-19 pandemic limiting physical, in-person interactions, during the reporting period use of internet services like social media spiked across many demographic segments. So even though the broader global economic climate was challenging during the reporting period, social media stocks performed well.

The social media industry is undergoing revolutionary changes with the introduction of new platforms and the consolidation of existing ones. Rather than focusing on user growth, many established social media platforms now focus on maximizing average revenue per user (ARPU). Advertising represents one avenue for doing so. Advertising spending on social media reached $89 billion in 2019 and continues to grow by double-digit percentage points.

Management Discussion of Fund Performance (unaudited)
Global X Social Media ETF

Increasingly, social media platforms are looking beyond advertising to diversifiy their revenue sources and maintain high growth. One emerging revenue channel is rooted in social commerce, which describes the combination of social media and e-commerce. Providing examples, Facebook Shops, Instagram Shops and now Snapchat enable users to browse and purchase products from a variety of businesses within the social media platform’s app. While just a small source of revenue currently, social commerce is growing quickly and could become a major contributor to top-line growth for the industry.
	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Social Media ETF	62.75%	64.07%	17.29%	17.35%	22.32%	22.35%	15.26%	15.30%
Solactive Social Media Total Return Index	63.76%	63.76%	18.01%	18.01%	23.06%	23.06%	15.87%	15.87%
MSCI ACWI (Net)	4.89%	4.89%	5.52%	5.52%	8.11%	8.11%	9.01%	9.01%

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on November 14, 2011.

Management Discussion of Fund Performance (unaudited)
Global X Social Media ETF

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging market
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X Lithium & Battery Tech ETF

Global X Lithium & Battery Tech ETF

The Global X Lithium & Battery Tech ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Lithium Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to measure broad-based equity market performance of global companies involved in the lithium industry, as defined by Solactive AG, the provider of the Underlying Index.
For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund increased 73.82%, while the Underlying Index increased 73.42%. The Fund had a net asset value of $25.04 per share on October 31, 2019 and ended the reporting period with a net asset value of $42.86 per share on October 31, 2020.
During the reporting period, the highest returns came from Tesla Inc. and BYD Company Ltd., which returned 516.09% and 322.54%, respectively. The worst performers were Nemaska Lithium Inc. and Leclanche SA, which returned -100.00% and -56.23%, respectively.
Despite the challenges facing the global economy in wake of the COVID-19 pandemic, certain industries and themes have been accelerated during the crisis. One that benefited was lithium and battery technology, including lithium miners and battery producers. Lithium is a key raw material for state-of-the-art lithium-ion batteries, of which the biggest sources of demand growth are coming from the increased adoption of electric vehicles and renewable energy. Various governments recently indicated new legislation to mitigate the impact of climate change, including supporting electric mobility and battery storage. In April 2020, China, the world’s largest market for electric cars, announced that it would extend subsidies and tax breaks for new-energy vehicles by two years amid broader efforts to achieve carbon neutrality by 2060. In the U.S., the Democratic Party’s economic policies includes plans to revitalize the country’s infrastructure, including greater support for electric vehicles. The policy tailwinds, as well as a broader market environment starved for long term growth, helped propel the Fund to robust returns during the reporting period.

Management Discussion of Fund Performance (unaudited)
Global X Lithium & Battery Tech ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Lithium & Battery Tech ETF	73.82%	76.04%	5.89%	6.06%	18.20%	18.22%	4.77%	4.84%
Solactive Global Lithium Index	73.42%	73.42%	5.81%	5.81%	18.28%	18.28%	5.24%	5.24%
MSCI ACWI Index	4.89%	4.89%	5.52%	5.52%	8.11%	8.11%	8.78%	8.78%

Growth of a $10,000 Investment
(at Net Asset Value)

*Fund commenced operations on July 22, 2010.
The MSCI ACWI (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements  (if applicable), returns would have been lower.

Management Discussion of Fund Performance (unaudited)
Global X Lithium & Battery Tech ETF

There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X E-commerce ETF

Global X E-commerce ETF
The Global X E-commerce ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive E-commerce Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from the increased adoption of e-commerce as a distribution model, including but not limited to companies whose principal business is in operating e-commerce platforms, providing e-commerce software and services, and/or selling goods and services online (collectively, “E-commerce Companies”), as defined by Solactive AG, the provider of the Underlying Index.

For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund increased 52.67%, while the Underlying Index increased 53.22%. The Fund had a net asset value of $17.58 per share on October 31, 2019 and ended the reporting period with a net asset value of $26.79 per share on October 31, 2020.

During the reporting period, the highest returns came from Overstock.com, Inc. and Wayfair, Inc., which returned 442.97% and 201.63%, respectively. The worst performers were Uxin Ltd and Groupon, Inc., which returned -68.00% and -65.13%, respectively.

E-commerce (electronic commerce) facilitates the buying and selling of products electronically, through online services and platforms. Though e-commerce is not new, total e-commerce sales still pale in comparison to the size of the traditional brick and mortar retail market. But amid the global pandemic, shopping from the comfort and safety of one’s own home surged in popularity. In the U.S., for example, e-commerce penetration reached 14.3% in Q3-2020, up from 11.2% a year earlier. The pandemic even accelerated e-commerce adoption in shopping categories that historically lagged in online sales, with groceries and healthcare sales increasingly moving online. Beyond the pandemic, e-commerce companies are proving to be disruptive with innovations such as social commerce, or the intersection between social media and e-commerce. Through social commerce, companies are leveraging social elements for the greater adoption of e-commerce. During the reporting period, the Fund saw large exposures to Internet & Direct Marketing Retail (67% average exposure) and Internet Services & Infrastructure (10% average exposure). During the reporting period, the Fund geographically maintained an average stock allocation of 50% to stocks in the United States, followed by China at 27%, and United Kingdom at 8%.

Management Discussion of Fund Performance (unaudited)
Global X E-commerce ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X E-commerce ETF	52.67%	52.52%	35.29%	35.42%
Solactive E-commerce Index	53.22%	53.22%	35.88%	35.88%
MSCI ACWI (Net)	4.89%	4.89%	9.32%	9.32%

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on November 27, 2018.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements  (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® ETF

Global X SuperDividend® ETF

The Global X SuperDividend® ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global SuperDividend® Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of 100 equally-weighted companies that rank among the highest dividend yielding equity securities in the world, including emerging market countries, as defined by Solactive AG, the provider of the Underlying Index.

For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund decreased 32.80%, while the Underlying Index decreased 32.74%. The Fund had a net asset value of $17.25 per share on October 31, 2019 and ended the reporting period with a net asset value of $10.61 per share on October 31, 2020.

During the reporting period, the highest returns came from B&G Foods, Inc. and Kumba Iron Ore Ltd, which returned 91.31% and 82.23%, respectively. The worst performers were GasLog Partners LP and Gannett Co., Inc., which returned -82.56% and -70.37%, respectively.

The Fund seeks to invest in many of the highest dividend/yielding stocks in the world. High-dividend investing is a deep value-oriented strategy that was held back by the performance of deep-value stocks versus the performance of the broader MSCI ACWI. Economic challenges stemming from the COVID-19 pandemic strained the financial resources of many dividend-paying stocks globally as they suffered from lower demand or the inability to produce goods and services amid lockdowns. In addition, some governments sought to regulate dividend payments during the pandemic to help companies preserve cash, putting further pressure on these stocks. During the reporting period, the Fund had approximate average exposure of 29% to U.S. stocks, 10% to Australian stocks, 7% to South African stocks and 7% to Chinese stocks. By sector, the Fund had approximate average exposure of 15% to real estate investment trusts (REITs), 14% to financial services, 14% to materials, and 13% to mortgage REITs.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperDividend® ETF	-32.80%	-32.65%	-14.08%	-14.07%	-5.36%	-5.29%	-1.58%	-1.57%
Solactive Global SuperDividend® Index	-32.74%	-32.74%	-14.05%	-14.05%	-5.42%	-5.42%	-1.80%	-1.80%
MSCI ACWI (Net)	4.89%	4.89%	5.52%	5.52%	8.11%	8.11%	7.57%	7.57%

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on June 8, 2011.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements  (if applicable), returns would have been lower.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® ETF

There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® U.S. ETF

Global X SuperDividend® U.S. ETF

The Global X SuperDividend® U.S. ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx SuperDividend® U.S. Low Volatility Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of 50 equally-weighted common stocks including master limited partnerships (“MLPs”) and real estate investment trusts (“REITs”) that rank among the highest dividend yielding equity securities in the United States, as defined by Indxx, LLC, the provider of the Underlying Index. The Underlying Index is comprised of securities that Indxx LLC determines to have lower relative volatility, as measured by the beta, a measure of a security’s sensitivity to the movements of the broader market, of each security relative to the market benchmark.

For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund decreased 30.12%, while the Underlying Index decreased 30.23%. The Fund had a net asset value of $23.34 per share on October 31, 2019 and ended the reporting period with a net asset value of $14.99 per share on October 31, 2020.

During the reporting period, the highest returns came from B&G Foods, Inc. and Arbor Realty Trust, Inc., which returned 87.02% and 47.38%, respectively. The worst performers were AG Mortgage Investment Trust, Inc. and MFA Financial, Inc., which returned -84.33% and -74.15%, respectively.

The Fund seeks to invest in many of the highest dividend/yielding stocks in the U.S. High-dividend investing aims to be a value-oriented strategy seeking low-volatility returns. During the reporting period, the COVID-19 pandemic affected many dividend paying stocks in the U.S. more severely than other parts of the market as the U.S. government restricted dividend payments by companies receiving emergency loans. The Fund recovered some of its earlier losses after stimulus measures were put in place by the Federal Reserve to reduce interest rates and improve liquidity. The Fund’s lack of exposure to the Information Technology sector hurt its performance relative to the broad-based benchmark, which was largely led by high tech growth names. During the reporting period, the Fund had average exposure of 21% to Consumer Staples, 17% to MLPs, 13% to Utilities, and 9% to mortgage REITs.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® U.S. ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperDividend® U.S. ETF	-30.12%	-30.05%	-9.42%	-9.40%	-3.26%	-3.25%	0.04%	0.13%
Indxx SuperDividend® U.S. Low Volatility Index	-30.23%	-30.23%	-9.15%	-9.15%	-2.57%	-2.57%	0.62%	0.62%
S&P 500® Index	9.71%	9.71%	10.42%	10.42%	11.71%	11.71%	12.46%	12.46%

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on March 11, 2013.
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® U.S. ETF

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X MSCI SuperDividend® EAFE ETF

Global X MSCI SuperDividend® EAFE ETF

The Global X MSCI SuperDividend® EAFE ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Top 50 Dividend Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of 50 equally-weighted companies that rank among the highest dividend yielding equity securities in Europe, Australasia, and the Far East, as defined by MSCI, Inc., the provider of the Underlying Index.

For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund decreased 25.24%, while the Underlying Index decreased 24.78%. The Fund had a net asset value of $16.11 per share on October 31, 2019 and ended the reporting period with a net asset value of $11.44 per share on October 31, 2020.

During the reporting period, the highest returns came from Pandora AS and Fortescue Metals Group Ltd, which returned 59.03% and 39.79%, respectively. The worst performers were Micro Focus International PLC and Unibail-Rodamco-Westfield SE, which returned -65.41% and -62.89%, respectively.

The Fund seeks to invest in many of the highest dividend/yielding stocks in international developed markets, including those in Europe, Australasia, and the Far East. The COVID-19 pandemic negatively impacted economies around the world as stringent lockdowns reduced both the supply of goods and services, as well as demand. As global economies came to a standstill several firms reduced or suspended dividend payments to preserve cash, but this negatively impacted their share prices. During the reporting period, the Fund had an average exposure of 19% to stocks in the U.K., 16% to stocks in Australia, 11% to stocks in France, and 9% to stocks in Spain.

Management Discussion of Fund Performance (unaudited)
Global X MSCI SuperDividend® EAFE ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020 *
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI SuperDividend® EAFE ETF	-25.24%	-25.70%	-8.71%	-9.05%	-1.02%	-1.34%
MSCI EAFE Top 50 Dividend Index	-24.78%	-24.78%	-8.28%	-8.28%	-0.58%	-0.58%
MSCI EAFE Index (Net)	-6.86%	-6.86%	-1.24%	-1.24%	5.05%	5.05%

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on November 14, 2016.
The MSCI EAFE Index (Net) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements  (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.

Management Discussion of Fund Performance (unaudited)
Global X MSCI SuperDividend® EAFE ETF

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

Global X MSCI SuperDividend® Emerging Markets ETF
The Global X MSCI SuperDividend® Emerging Markets ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Top 50 Dividend Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of 50 equally-weighted companies that rank among the highest dividend yielding equity securities in emerging markets, as defined by MSCI, Inc., the provider of the Underlying Index. The Underlying Index may include components from the following countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund decreased 21.01%, while the Underlying Index decreased 19.92%. The Fund had a net asset value of $12.95 per share on October 31, 2019 and ended the reporting period with a net asset value of $9.53 per share on October 31, 2020.

During the reporting period, the highest returns came from KWG Group Holdings Ltd and Micro-Star International Co., Ltd, which returned 81.88% and 40.03%, respectively. The worst performers were Redefine Properties Ltd and AirAsia Group BHD, which returned -76.95% and -65.28%, respectively.

The Fund seeks to invest in many of the highest dividend/yielding stocks in emerging markets. The COVID-19 pandemic introduced major challenges for economies around the world. The stringent lockdowns in certain emerging economies limited the ability of businesses to produce goods for domestic consumption or export purposes. In addition, the global economic slowdown reduced demand for commodities and goods. In some cases, these challenges caused firms to suspend or reduce their dividends to preserve cash. However, in the second half of 2020, as lockdowns started easing, certain emerging markets led the global economic comeback with support from central banks and containment of the coronavirus. During the reporting period, the Fund had an average approximate stock exposure of 23% in China, 17% in Russia, 12% in Taiwan, and 10% in Brazil. Across the sectors, the Fund had the highest exposure to Real Estate at 22%, Financial Services at 20%, Materials at 17%, and Information Technology at 15%.

Management Discussion of Fund Performance (unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI SuperDividend® Emerging Markets ETF	-21.01%	-20.18%	-10.09%	-10.07%	-1.22%	-1.11%	-1.96%	-1.89%
Hybrid INDXX SuperDividend® Emerging Markets Index/MSCI Emerging Markets Top 50 Dividend Index**	-19.92%	-19.92%	-9.19%	-9.19%	0.08%	0.08%	-0.72%	-0.72%
MSCI Emerging Markets Index (Net)	8.25%	8.25%	1.94%	1.94%	7.92%	7.92%	5.39%	5.39%

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on March 16, 2015.

** Hybrid Index performance reflects the performance of the INDXX SuperDividend® Emerging Markets Index through November 15, 2016 and the MSCI Emerging Markets Top 50 Dividend Index thereafter.
The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

Management Discussion of Fund Performance (unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® REIT ETF

Global X SuperDividend® REIT ETF
The Global X SuperDividend® REIT ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global SuperDividend® REIT Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of real estate investment trusts (“REITs”) that rank among the highest-yielding REITs globally, as determined by Solactive AG, the provider of the Underlying Index. Solactive AG screens the highest yielding REITs to exclude REITs that have historically exhibited the highest volatility, as determined by the index provider.

For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund decreased 45.94%, while the Underlying Index decreased 47.22%. The Fund had a net asset value of $15.33 per share on October 31, 2019 and ended the reporting period with a net asset value of $7.56 per share on October 31, 2020.

During the reporting period, the highest returns came from Arbor Realty Trust, Inc. and SITE Centers Corp, which returned 100.74% and 28.71%, respectively. The worst performers were Invesco Mortgage Capital Inc. and Granite Point Mortgage Trust Inc., which returned -82.01% and -75.25%, respectively.

The Fund seeks to invest in many of the highest dividend/yielding REITs around the world. During the reporting period, REITs suffered as the global economy coped with the COVID-19 crisis. The stringent lockdowns imposed to prevent the spread of the virus affected hotels, malls, office buildings and other commercial properties as many tenants defaulted, declared bankruptcy, or renegotiated rents. This forced some property owners to default on their mortgage payments, impacting the mortgage-backed security market and entities like mortgage REITs that invest in them. The Federal Reserve took the unusual step of buying mortgage-backed securities to stabilize the markets, but these actions may have come too late as some mortgage REITs were forced to sell their assets during the height of the financial challenges associated with the pandemic as they faced margin calls from lenders. During the reporting period, the Fund had an average approximate exposure of 48% to Mortgage REITs and 52% to Equity REITs. Geographically, the Fund had an average approximate exposure of 86% to U.S. REITs, 7% to Singapore REITs, and 2% to Australian REITs. While many REITs suffered in this environment, the high exposure to mortgage REITs in particular contributed to the Fund’s negative performance during the reporting period.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® REIT ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperDividend® REIT ETF	-45.94%	-45.88%	-13.78%	-13.77%	-2.60%	-2.63%	-3.92%	-3.89%
Solactive Global SuperDividend® REIT Index	-47.22%	-47.22%	-15.51%	-15.51%	-4.36%	-4.36%	-5.68%	-5.68%
S&P 500® Index	9.71%	9.71%	10.42%	10.42%	11.71%	11.71%	10.55%	10.55%

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on March 16, 2015.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements  (if applicable), returns would have been lower.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® REIT ETF

There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X NASDAQ 100® Covered Call ETF

Global X NASDAQ 100® Covered Call ETF

The Global X NASDAQ® 100 Covered Call ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the CBOE Nasdaq-100® BuyWrite V2 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The CBOE NASDAQ-100® BuyWrite Index (“BXN Index”) is a benchmark index that measures the performance of a theoretical portfolio that holds a portfolio of the stocks included in the NASDAQ-100® Index (“Reference Index”), and “writes” (or sells) a succession of one-month at-the-money Reference Index covered call options. The Underlying Index replicates the methodology used to calculate the BXN Index, with one exception: the written Reference Index covered call options are held until one day prior to the expiration dates (i.e., generally the Thursday preceding the third Friday of the month) and are liquidated at a volume-weighted average price determined at the close.

For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund increased 0.21%, while the Underlying Index increased 1.55%. The Fund had a net asset value of $23.10 per share on October 31, 2019 and ended the reporting period with a net asset value of $20.65 per share on October 31, 2020.

During the reporting period, the highest returns came from Tesla Inc. and Zoom Video Communications, Inc., which returned 516.09% and 214.66%, respectively. The worst performers were American Airlines Group, Inc. and United Airlines Holdings, Inc., which returned -61.25% and -59.45%, respectively.

The Fund invests in stocks of the Reference Index and “writes” or “sells” corresponding at-the-money call options on the same index. The strategy tends to produce higher yields in volatile and uncertain times, when it can collect higher option premiums. The Fund underperformed the Reference Index during the reporting period, despite volatility spiking to its highest levels since 2008. While the Fund outperformed during the selloff due to receiving some of its highest option premiums ever, the Fund did not participate fully in the ensuing stock rally as it sells at-the-money covered calls, which effectively limit upside participation. Given the Fund’s options-writing strategy, it gives up profit potential if the Reference Index rises above the strike price of the Reference Index call option. While the Fund may not have enjoyed the fruits of the tech-fueled rally largely in the second quarter of 2020, it continued to receive strong options premiums, providing a steady stream of income to the Fund through the volatile period.

Management Discussion of Fund Performance (unaudited)
Global X NASDAQ 100® Covered Call ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X NASDAQ 100® Covered Call ETF	0.21%	0.30%	5.61%	5.54%	7.63%	7.65%	7.38%	7.39%
Hybrid CBOE NASDAQ-100® BuyWrite Index/CBOE NASDAQ-100® BuyWrite V2 Index**	1.55%	1.55%	7.01%	7.01%	8.96%	8.96%	8.41%	8.41%
NASDAQ 100® Total Return Index	38.02%	38.02%	22.20%	22.20%	20.24%	20.24%	19.65%	19.65%

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on December 11, 2013.
** Hybrid Index performance reflects the performance of the CBOE NASDAQ-100® BuyWrite Index through October 14, 2015 and CBOE NASDAQ-100® BuyWrite V2 Index thereafter.
The Fund operated as the Horizons NASDAQ 100® Covered Call ETF (the “Predecessor Fund”), a series of Horizons ETF Trust I, prior to the Fund’s acquisition of the assets and assumption of the liabilities of the Predecessor Fund on December 24, 2018 (See Note 1 in Notes to Financial Statements).
On October 14, 2015, Global X Management Company LLC (The “Advisor”) changed the Fund’s primary benchmark from the BXN Index to BXNT Index in connection with a change in the Fund’s principal strategies. The Advisor believes the BXNT Index is a better measure of the Fund’s performance. Returns reflect a blended benchmark.

Management Discussion of Fund Performance (unaudited)
Global X NASDAQ 100® Covered Call ETF

The Nasdaq-100® Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements  (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Covered Call ETF

Global X S&P 500® Covered Call ETF

The Global X S&P 500® Covered Call ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the CBOE S&P 500 BuyWrite Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index measures the total rate of return of a S&P 500® Index covered call strategy. This strategy (“BXM covered call strategy”) consists of holding a portfolio indexed to the S&P 500® Index and selling a succession of one-month at-the-money S&P 500® Index call options. A covered call strategy is generally considered to be an investment strategy in which an investor buys a security, and sells (or “writes”) a call option on that security in an attempt to generate more income. Each time the Fund writes a covered call option, the Fund receives a payment of money from the investor who buys the option from the Fund, which is called the premium. If the value of the Fund’s call option that it has written declines because of a decline in the value of the S&P 500® Index, the premium that the Fund received for writing the covered call option offsets this loss to some extent.

For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund decreased 7.42%, while the Underlying Index decreased 6.73%. The Fund had a net asset value of $49.39 per share on October 31, 2019 and ended the reporting period with a net asset value of $42.45 per share on October 31, 2020.

During the reporting period, the highest returns came from Carrier Global Corp and NVIDIA Corporation, which returned 152.96% and 149.94%, respectively. The worst performers were Occidental Petroleum Corporation and Coty Inc., which returned -75.49% and -73.35%, respectively.

The Fund invests in stocks that are part of the S&P 500® Index and “writes” or “sells” corresponding at-the-money call options on the same index. The S&P 500® Index registered strong returns in the reporting period despite a rapid selloff in March associated with the COVID-19 pandemic outbreak. U.S. large cap stocks generally rallied as historic fiscal and monetary stimulus helped support the fragile economic recovery. In particular, technology stocks, which make up the largest sector in the S&P 500® Index benefitted from the work-from-home environment that created a surge in demand for software and connectivity. The Fund’s option-writing strategy benefitted from elevated levels of volatility during the reporting period, delivering higher than usual income from writing options. Though due to the Fund’s at-the-money option writing strategy, it was not able to participate in fully in the stock recovery in the second quarter of 2020, contributing to the Fund’s underperformance versus the benchmark.

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Covered Call ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X S&P 500® Covered Call ETF	-7.42%	-6.59%	1.75%	2.07%	4.95%	5.15%	6.26%	6.50%
Hybrid S&P 500® Stock Covered Call Index/CBOE S&P 500 2% OTM BuyWrite Index/CBOE S&P 500 BuyWrite Index**	-6.73%	-6.73%	2.70%	2.70%	5.29%	5.29%	6.45%	6.45%
S&P 500® Index	9.71%	9.71%	10.42%	10.42%	11.71%	11.71%	12.53%	12.53%

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on June 21, 2013.
** Hybrid Index performance reflects the performance of the S&P 500® Stock Covered Call Index through September 14, 2017, the CBOE S&P 500 2% OTM BuyWrite Index through August 20, 2020 and the CBOE S&P 500 BuyWrite Index thereafter.
The Fund operated as the Horizons S&P 500® Covered Call ETF (the “Predecessor Fund”), a series of Horizons ETF Trust I, prior to the Fund’s acquisition of the assets and assumption of the liabilities of the Predecessor Fund on December 24, 2018 (See Note 1 in Notes to Financial Statements).
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Covered Call ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X Russell 2000 Covered Call ETF

Global X Russell 2000 Covered Call ETF

The Global X Russell 2000 Covered Call ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the CBOE Russell 2000 BuyWrite Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index measures the performance of a theoretical portfolio that holds a portfolio of the stocks included in the Russell 2000 Index (the “Reference Index”), and “writes” (or sells) a succession of one-month at-the-money covered call options on the Reference Index. The written covered call options on the Reference Index are held until expiration. The Reference Index is an equity benchmark which measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider”). In seeking to track the Underlying Index, the Fund follows a “buy-write” (also called a covered call) investment strategy on the Reference Index in which the Fund purchases the component securities of the Reference Index or purchases other investments (including other underlying ETFs) that have economic characteristics that are substantially identical to the economic characteristics of such component securities, and also writes (or sells) call options that correspond to the Reference Index.

From the inception of the Fund on April 17, 2019 to the period ended October 31, 2020 (the “reporting period”), the Fund decreased 9.18%, while the Underlying Index decreased 8.26%. The Fund had a net asset value of $25.24 per share on October 31, 2019 and ended the reporting period with a net asset value of $20.45 per share on October 31, 2020.

During the reporting period, Vanguard Russell 2000 ETF, the only holding of the fund returned 0.14%.

The Fund invests in stocks that are part of the Reference Index and “writes” or “sells” corresponding at-the-money call options on the same index. During the reporting period, the U.S. markets faced significant volatility due to factors ranging from trade tensions to the COVID-19 pandemic and U.S. elections. There was high volatility in the small-cap space as well as in the broader market, resulting in the Fund collecting higher than usual option premiums. This provided a steady stream of income to the Fund despite the many challenges facing the small cap space, such as rising bankruptcies of small businesses during the pandemic.

Management Discussion of Fund Performance (unaudited)
Global X Russell 2000 Covered Call ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Russell 2000 Covered Call ETF	-9.18%	-9.13%	-2.45%	-2.43%
CBOE Russell 2000 BuyWrite Index	-8.26%	-8.26%	-1.26%	-1.26%
Russell 2000 Index	-0.14%	-0.14%	0.18%	0.18%

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on April 17, 2019.

The Russell 2000 Index is an index measuring the performance of approximately 2,000 smallest-cap American companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks. It is a market-cap weighted index.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X NASDAQ 100® Covered Call & Growth ETF

Global X NASDAQ 100® Covered Call & Growth ETF

The Global X NASDAQ 100® Covered Call & Growth ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the CBOE NASDAQ-100 Half BuyWrite V2 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index measures the performance of a theoretical portfolio that holds a portfolio of the stocks included in the NASDAQ 100® Index (the “Reference Index”), and “writes” (or sells) a succession of one-month at-the-money covered call options on the Reference Index. The written covered call options on the Reference Index correspond to approximately 50% of the value of the portfolio of stocks in the Reference Index. The written covered call options on the Reference Index are held until one day prior to expiration. In seeking to track the Underlying Index, the Fund follows a “buy-write” investment strategy on the Reference Index in which the Fund purchases the component securities of the Reference Index and also writes (or sells) call options that correspond to approximately 50% of the value of the portfolio of stocks in the Reference Index. By only writing call options on approximately 50% of the value of the portfolio of stocks in the Reference Index, the strategy can provide income generation from the call options while allowing for some potential upside exposure to the growth of the underlying constituents of the Reference Index, relative to a 100% covered call strategy.

From the inception of the Fund on September 18, 2020 to the period ended October 31, 2020 (the “reporting period”), the Fund increased 0.40%, while the Underlying Index increased 0.36%. The Fund had a net asset value of $26.30 per share on September 18, 2020 and ended the reporting period with a net asset value of $26.27 per share on October 31, 2020.

During the reporting period, the highest returns came from Align Technology, Inc. and MercadoLibre, Inc., which returned 32.75% and 21.64%, respectively. The worst performers were Vertex Pharmaceuticals Incorporated and DexCom, Inc., which returned -21.49% and -17.91%, respectively.

The Fund follows a “covered call” or “buy-write” strategy in which the Fund buys the stocks on the Reference Index and “writes” or “sells” corresponding call options on approximately 50% of the value of the portfolio of stocks in the same index. Since its launch, the Fund has had nearly half of its exposure to the technology sector. In addition, global economic uncertainties have elevated market volatility which have helped the Fund generate higher than usual income from its option writing.

Management Discussion of Fund Performance (unaudited)
Global X NASDAQ 100® Covered Call & Growth ETF

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2020
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X NASDAQ 100® Covered Call & Growth ETF	0.40%	0.05%
CBOE NASDAQ-100 Half BuyWrite V2 Index**	0.36%	0.36%

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on September 18, 2020.
** The CBOE NASDAQ-100 Half BuyWrite V2 Index measures the total rate of return of a hypothetical “covered call” strategy applied to the NASDAQ 100® Index that only writes half a unit of an at-the-money monthly Call option for every notional unit of the long position.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Covered Call & Growth ETF

Global X S&P 500® Covered Call & Growth ETF

The Global X S&P 500® Covered Call & Growth ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the CBOE S&P 500 Half BuyWrite Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index measures the performance of a theoretical portfolio that holds a portfolio of the stocks included in the S&P 500® Index (the “Reference Index”), and “writes” (or sells) a succession of one-month at-the-money covered call options on the Reference Index. The written covered call options on the Reference Index correspond to approximately 50% of the value of the portfolio of stocks in the Reference Index. The written covered call options on the Reference Index are held until expiration. In seeking to track the Underlying Index, the Fund follows a “buy-write” investment strategy on the Reference Index in which the Fund purchases the component securities of the Reference Index and also writes (or sells) call options that correspond to approximately 50% of the value of the portfolio of stocks in the Reference Index. By only writing call options on approximately 50% of the value of the portfolio of stocks in the Reference Index, the strategy can provide income generation from the call options while allowing for some potential upside exposure to the growth of the underlying constituents of the Reference Index, relative to a 100% covered call strategy.

From the inception of the Fund on September 18, 2020 to the period ended October 31, 2020 (the “reporting period”), the Fund decreased 1.60%, while the Underlying Index decreased 1.95%. The Fund had a net asset value of $25.22 per share on September 18, 2020 and ended the reporting period with a net asset value of $24.69 per share on October 31, 2020.

During the reporting period, the highest returns came from Paycom Software, Inc. and Align Technology, Inc., which returned 33.03% and 32.75%, respectively. The worst performers were Apache Corporation and National Oilwell Varco, Inc., which returned -34.21% and -28.45%, respectively.

The Fund follows a “covered-call” or “buy-write” strategy, where it buys stocks on the Reference Index and “writes” or “sells” corresponding call options on approximately 50% of the value of the portfolio of stocks in the same index. The Reference Index fell modestly during the reporting period, as the leadup to the U.S. presidential election and ongoing COVID-19 pandemic contributed to uncertainty in the marketplace. During this period of rising volatility, the Fund was able to collect higher premiums by writing call options.

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Covered Call & Growth ETF

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2020
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X S&P 500® Covered Call & Growth ETF	-1.60%	-1.96%
CBOE S&P 500 Half BuyWrite Index**	-1.95%	-1.95%

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on September 18, 2020.
** The CBOE S&P 500 Half BuyWrite Index (the “BXMH Index”) measures the total rate of return of a hypothetical “covered call” strategy applied to the S&P 500 Composite Price Index (the “S&P 500® Index”) that only writes half a unit of an at-the-money monthly Call option for every notional unit of the long position.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X SuperIncome™ Preferred ETF

Global X SuperIncome™ Preferred ETF
The Global X SuperIncomeTM Preferred ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Enhanced Yield North American Preferred Stock Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of the highest-yielding preferred securities in the United States and Canada, as determined by Standard & Poor’s Financial Services, LLC, a subsidiary of  the  McGraw-Hill  Companies  (“S&P”),  the  index  provider  of  the  Underlying  Index. The Underlying Index is comprised of preferred stocks that meet certain criteria relating to size, liquidity, issuer concentration and rating, maturity and other requirements, as determined by S&P. The Underlying Index does not seek to directly reflect the performance of the companies issuing the preferred stock.
For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund increased 0.81%, while the Underlying Index increased 1.29%. The Fund had a net asset value of $11.73 per share on October 31, 2019 and ended the reporting period with a net asset value of $11.12 per share on October 31, 2020.

During the reporting period, the highest returns came from Avantor, Inc. and Synchrony Financial Depositary which, returned 57.45% and 32.36%, respectively. The worst performers were Invesco Mortgage Capital Inc. and Pitney Bowes Inc., which returned
-52.43% and -41.35%, respectively.

The Fund seeks to invest in many of the highest dividend/yielding preferred shares in the U.S. and Canada. During the reporting period, economic shock from efforts to combat the COVID-19 crisis led to a widening of credit spreads and resulting steep initial losses for preferreds. Later in the period, preferreds and other credit securities rebounded strongly due to highly supportive fiscal and monetary measures introduced by governments and central banks. The Federal Reserve played an important role in providing liquidity to the market and helping to tighten credit spreads, which positively impacted high yield preferreds. During the reporting period, the Fund had an average approximate exposure of 74% to the Financial sector, 6% to Utilities, and 6% to the Energy sector.

Management Discussion of Fund Performance (unaudited)
Global X SuperIncome™ Preferred ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperIncome™ Preferred ETF	0.81%	0.11%	2.85%	2.76%	2.86%	2.73%	3.24%	3.37%
S&P Enhanced Yield North American Preferred Stock Index	1.29%	1.29%	3.30%	3.30%	3.35%	3.35%	3.85%	3.85%
S&P 500® Index	9.71%	9.71%	10.42%	10.42%	11.71%	11.71%	13.52%	13.52%

Growth of a $10,000 Investment
(at Net Asset Value)

* Fund commenced operations on July 16, 2012.
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

Management Discussion of Fund Performance (unaudited)
Global X SuperIncome™ Preferred ETF

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X YieldCo & Renewable Energy Income ETF

Global X YieldCo & Renewable Energy Income ETF
The Global X YieldCo & Renewable Energy Income ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx YieldCo & Renewable Energy Income Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index comprises publicly traded companies that are formed to own operating assets that produce defined cash flows (“Yieldcos”), as well as companies that have publicly announced plans to spin-off a YieldCo in an initial public offering, as determined by the Indxx, LLC, the index provider. The components of the Underlying Index are YieldCos selected from the universe of global publicly listed equities, which have a minimum market capitalization of $500 million and an Average Daily Value Traded (“ADVT”) over the last three months greater than $1 million. If less than 20 securities satisfy this criteria, the market capitalization and ADVT requirements are lowered. If there are still fewer than 20 securities, the parent companies of proposed YieldCos with the nearest anticipated listing dates will be included in the Underlying Index until there are 20 Underlying Index constituents. If a parent company is a part of the Underlying Index, and its corresponding YieldCo becomes publicly listed, the listed YieldCo will replace the parent entity in the index during the subsequent index rebalance. Underlying Index constituents are ranked by market capitalization. The remaining securities are weighted based on their market capitalization, with a cap of 4.75% on any of the securities falling outside of the top five by market capitalization. If any parent companies of YieldCos are Underlying Index constituents, they are each capped at a 4.75% weighting. Companies that are structured as partnerships are capped at a 25% weighting in the aggregate.
For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund increased 11.39%, while the Underlying Index increased 11.67%. The Fund had a net asset value of $13.79 per share on October 31, 2019 and ended the reporting period with a net asset value of $14.87 per share on October 31, 2020.
During the reporting period, the highest returns came from Encavis AG and Boralex Inc., which returned 92.82% and 79.14%, respectively. The worst performers were ENGIE Brasil Energia SA and BCPG Public Company Limited NVDR, which returned -35.44% and -35.15%, respectively.
YieldCos are entities that generally consist of renewable energy assets such as solar and wind farms. These entities tend to enter into long-term contracts with customers to deliver electricity at pre-specified prices. Renewable energy continued to see market share growth relative to fossil fuels as government policies encouraged the use of renewable energy and the shift to clean energy sources created greater adoption of these energy sources. During the reporting period, renewable energy firms generally performed well due to increasing customer demand, cost competitiveness, innovation, and

Management Discussion of Fund Performance (unaudited)
Global X YieldCo & Renewable Energy Income ETF

government supporting for renewables. Renewable energy accounted for 90% of the new electricity generation year to date. As governments globally are entangled with issues led by the current COVID-19 pandemic crisis, they have realized climate risk is the next big issue; hence, the adoption for renewable energy has started to accelerate. Further supporting share prices was the ultra-low interest rate environment, established by the Federal Reserve and central banks around the world to support the faltering economy. The above average dividend yields of Utilities, like renewable energy producers, created more demand for these securities.
	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X YieldCo & Renewable Energy Income ETF	11.39%	10.89%	10.15%	10.21%	10.95%	10.86%	4.01%	3.99%
Hybrid Indxx Global Yieldco Index/Indxx YieldCo & Renewable Energy Income Index**	11.67%	11.67%	10.54%	10.54%	11.34%	11.34%	4.38%	4.38%
MSCI ACWI (Net)	4.89%	4.89%	5.52%	5.52%	8.11%	8.11%	6.34%	6.34%

Growth of a $10,000 Investment
(at Net Asset Value)

* Fund commenced operations on May 27, 2015.
** Hybrid Index performance reflects the performance of the Indxx Global YieldCo Index through November 18, 2018 and the Indxx YieldCo & Renewable Energy Income Index thereafter.

Management Discussion of Fund Performance (unaudited)
Global X YieldCo & Renewable Energy Income ETF

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
High short term performance of the fund is unusual and investors should not expect such performance to be repeated.
See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Catholic Values ETF

Global X S&P 500® Catholic Values ETF

The Global X S&P 500® Catholic Values ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Catholic Values Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to U.S. equity securities included in the S&P 500® Index while maintaining alignment with the moral and social teachings of the Catholic Church. The Underlying Index is based on the S&P 500® Index, and generally comprises approximately 500 or less U.S. listed common stocks. All index constituents are members of the S&P 500® Index and follow the eligibility criteria for that index. From this starting universe, constituents are screened to exclude companies involved in activities which are perceived to be inconsistent with Catholic values as outlined in the Socially Responsible Investment Guidelines of the United States Conference of Catholic Bishops (“USCCB”). The Underlying Index then reweights the remaining constituents so that the Underlying Index’s sector exposures match the sector exposures of the S&P 500® Index.

For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund increased 9.89%, while the Underlying Index increased 10.28%. The Fund had a net asset value of $37.23 per share on October 31, 2019 and ended the reporting period with a net asset value of $40.32 per share on October 31, 2020.

During the reporting period, the highest returns came from NVIDIA Corporation and Advanced Micro Devices, Inc., which returned 149.94% and 121.90%, respectively. The worst performers were Occidental Petroleum Corporation and Coty Inc., which returned -75.49% and -73.35%, respectively.

The Fund provides exposure to companies within the S&P 500® Index whose business practices align with the investment guidelines set by the USCCB and as implemented by the Underlying Index. As of October 31, 2020, the Fund had 455 equity holdings compared with the 505 holdings of the S&P 500® Index. To mitigate the potential performance differences between the S&P 500® Index and the Fund, the Fund’s sector exposures are reweighted to align with those of the S&P 500® Index on a quarterly basis. Over the reporting period, information technology had the highest average weighting of 26% in the Fund, followed by healthcare at 14% and financials at 11%. On a sector return contribution basis, Information Technology, Consumer Discretionary, and Communication Services exposures contributed the most positively to returns. In Information Technology, exposure to cloud computing companies drove performance as the COVID-19 pandemic and work-from-home practices upped demand for such services. On the Consumer side of the equation, exposure to e-commerce companies drove performance as consumers looked to the internet to purchase goods.

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Catholic Values ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X S&P 500® Catholic Values ETF	9.89%	9.10%	10.17%	9.91%	12.44%	12.27%
S&P 500® Catholic Values Index	10.28%	10.28%	10.53%	10.53%	12.77%	12.77%
S&P 500® Index	9.71%	9.71%	10.42%	10.42%	12.53%	12.53%

Growth of a $10,000 Investment
(at Net Asset Value)

* Fund commenced operations on April 18, 2016.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Catholic Values ETF

There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X S&P Catholic Values Developed ex-US ETF

Global X S&P Catholic Values Developed ex-US ETF

The Global X S&P Catholic Values Developed ex-U.S. ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Developed ex-U.S. Catholic Values Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to developed market equity securities outside the U.S. while maintaining alignment with the moral and social teachings of the Catholic Church. The Underlying Index is based on the S&P EPAC ex-Korea Large Cap Index, a benchmark index that provides exposure to the large capitalization segment of developed markets within the Europe and Asia Pacific regions, excluding Korea. The S&P EPAC ex-Korea Large Cap Index does not target any specific sector exposure. All index constituents are members of the S&P EPAC ex-Korea Large Cap Index and follow the eligibility criteria for that index.

From the inception of the Fund on June 22, 2020 to the period ended October 31, 2020 (the “reporting period”), the Fund decreased 0.28%, while the Underlying Index decreased 0.19%. The Fund had a net asset value of $25.00 per share on June 18, 2020 and ended the reporting period with a net asset value of $24.98 per share on October 31, 2020.

During the reporting period, the highest returns came from Vestas Wind Systems AS and Kinnevik AB, which returned 68.05% and 62.55%, respectively. The worst performers were Wirecard AG and BP PLC, which returned -91.17% and -34.39%, respectively.

The Fund provides exposure to companies whose business practices align with the investment guidelines set by the United States Conference of Catholic Bishops in the developed markets ex-U.S. To mitigate the potential performance differences between the international equity benchmarks and the Fund, the selected companies are re-weighted to match the sector weights of the S&P EPAC ex-Korea Large Cap index on a quarterly basis. Since launch until October 31, 2020, Financials had the highest average weighting of 16% in the Fund, followed by Health Care at 15% and Industrials at 14%. Geographically, the Fund had approximate average exposure of 35% to Japanese stocks, 9% to French stocks, and 9% to Australian and German stocks.

Management Discussion of Fund Performance (unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X S&P Catholic Values Developed ex-US ETF	-0.28%	-20.00%
S&P Developed ex-U.S. Catholic Values Index	-0.19%	-0.19%
MSCI EAFE Index (Net)	-0.49%	-0.49%

Growth of a $10,000 Investment
(at Net Asset Value)

* Fund commenced operations on June 22, 2020.

The MSCI EAFE Index (Net) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.

Management Discussion of Fund Performance (unaudited)
Global X S&P Catholic Values Developed ex-US ETF

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.

Management Discussion of Fund Performance (unaudited)
Global X Guru® Index ETF

Global X Guru® Index ETF
The Global X Global X Guru® Index ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Guru Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is comprised of the top U.S. listed equity positions reported on Form 13F by a select group of entities characterized as hedge funds, as defined by Solactive AG, the provider of the Underlying Index. Hedge funds are selected by Solactive AG, from a pool of thousands of privately offered pooled investment vehicles based on the size of their reported equity holdings and the efficacy of replicating their publicly disclosed positions. Hedge funds must have minimum reported holdings of $500 million in their Form 13F to be considered for the Underlying Index. Additional filters are applied to eliminate hedge funds that have high turnover rates for equity holdings. Only hedge funds with a concentrated top holding are included in the selection process. Once the hedge fund pool has been determined, the index provider utilizes Form 13F filings to compile the top stock holding from each of these hedge funds. The stocks are screened for liquidity, equal weighted, and rebalanced quarterly following the Form 13F filing timeline.

For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund increased 10.84%, while the Underlying Index increased 10.95%. The Fund had a net asset value of $34.02 per share on October 31, 2019 and ended the reporting period with a net asset value of $37.31 per share on October 31, 2020.

During the reporting period, the highest returns came from Immunomedics, Inc. and JD.com, Inc., which returned 434.43% and 161.70%, respectively. The worst performers were Spirit AeroSystems Holdings, Inc. and United Airlines Holdings, Inc., which returned -73.07% and -62.73%, respectively.

The Fund’s investments are among the highest-conviction U.S.-listed equity positions reported on Form 13F by major hedge funds. Over the reporting period, the Fund delivered positive performance and exceeded the S&P 500® Index by approximately 1.13%. The Fund rebalances quarterly, resulting in dynamic exposures that can change significantly throughout the year.

Management Discussion of Fund Performance (unaudited)
Global X Guru® Index ETF

Earlier in the reporting period, the 11-year bull run of the S&P 500® Index was disrupted by the COVID-19 pandemic as negative investor sentiment prompted a major sell-off in equities that saw the S&P 500® Index drop 19.60% in the first calendar quarter of 2020. During this time, the Fund underperformed, down 24.72% due to weakness in Financials, Communication Services, and Industrials. However, moderate resilience versus the market in fund exposures to Information Technology, Consumer Discretionary, and Health Care offset some of that weakness.
In the second calendar quarter, the Fund saw strong returns versus the market, benefitting from its selection of companies in the Healthcare sector, which was helped by government and consumer spending on healthcare services amid the pandemic. Additional strength came from Information Technology and Communication Services exposures which benefitted from the use of digital technologies due to social distancing norms and policies, as well as from Consumer Discretionary holdings driven up by large-scale e-commerce adoption and direct payments from the federal government to consumers to support the economy. The story was much of the same on the tail end of the reporting period with exposures to Healthcare, Consumer Discretionary, and Communication Services benefitting from the aforementioned trends. Additionally, Industrials exposure increased by weight as relevant fund holdings mostly outperformed the market. Overall, the Fund fared well against the S&P 500® Index during the reporting period, due to its Consumer Discretionary, Healthcare, and Communication Services sector exposures.
	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Guru® Index ETF	10.84%	10.51%	9.99%	9.92%	9.92%	9.87%	12.78%	12.74%
Solactive Guru Index	10.95%	10.95%	10.24%	10.24%	10.16%	10.16%	13.17%	13.17%
S&P 500® Index	9.71%	9.71%	10.42%	10.42%	11.71%	11.71%	14.13%	14.13%

Management Discussion of Fund Performance (unaudited)
Global X Guru® Index ETF

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on June 4, 2012.
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page.

Schedule of Investments	October 31, 2020
Global X Social Media ETF

Sector Weightings (Unaudited)†:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.
	Shares	Value
COMMON STOCK — 100.4%
CHINA— 25.4%
Communication Services — 25.4%
Baidu ADR *	79,677	$10,601,025
Bilibili ADR *	108,550	4,848,928
HUYA ADR * (A)	2,620	58,688
JOYY ADR	20,683	1,890,013
Meitu *	1,278,600	224,233
Momo ADR *	84,622	1,269,330
NetEase ADR	117,343	10,184,199
SINA *	30,261	1,296,684
Tencent Holdings	304,535	23,208,726
Tencent Music Entertainment Group ADR *	212,743	3,165,616
Weibo ADR *	17,306	719,064
TOTAL CHINA		57,466,506
GERMANY— 1.0%
Communication Services — 1.0%
United Internet	62,591	2,194,564
JAPAN— 5.5%
Communication Services — 5.5%
DeNA *	51,671	881,283
Gree *	67,535	352,081
Kakaku.com	77,100	2,043,659

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
LINE *	16,280	$836,270
Mixi	25,710	706,078
Nexon	269,384	7,521,828
TOTAL JAPAN		12,341,199
RUSSIA— 5.8%
Communication Services — 5.8%
Mail.Ru Group GDR *	109,508	2,874,585
Yandex, Cl A * (A)	179,126	10,312,284
TOTAL RUSSIA		13,186,869
SOUTH KOREA— 10.6%
Communication Services — 10.6%
AfreecaTV	4,253	224,138
Com2uSCorp	4,824	474,450
Kakao	27,403	7,969,498
NAVER	59,959	15,323,971
TOTAL SOUTH KOREA		23,992,057
TAIWAN— 0.1%
Consumer Discretionary — 0.1%
PChome Online	58,044	194,809
UNITED STATES— 52.0%
Communication Services — 51.8%
Alphabet, Cl A *	6,626	10,708,345
ANGI Homeservices, Cl A *	37,814	400,828
Facebook, Cl A *	82,299	21,653,690
Glu Mobile *	86,416	618,738
IAC *	46,867	5,657,784
Match Group *	121,980	14,244,824
Pinterest, Cl A *	194,291	11,453,455
Snap, Cl A *	528,700	20,825,493
Spotify Technology *	39,564	9,491,008
Twitter * (A)	382,649	15,826,363

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X Social Media ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Communication Services — continued
Yelp, Cl A *	40,312	$792,937
Zynga, Cl A *	601,739	5,409,634
		117,083,099
Consumer Discretionary — 0.1%
Groupon, Cl A *	14,636	283,792
Information Technology — 0.1%
Life360, Cl CDI *	36,038	99,713
TOTAL UNITED STATES		117,466,604
TOTAL COMMON STOCK
(Cost $153,477,831)		226,842,608

SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $195,964)	195,964	195,964

REPURCHASE AGREEMENT(B) — 0.7%
BNP Paribas
0.060%, dated 10/30/20, to be repurchased on 11/02/20, repurchase price $1,697,897 (collateralized by U.S. Treasury Obligations, ranging in par value $79,840 - $275,231, 1.625%, 11/15/2022, with a total market value of $1,731,226)

(Cost $1,697,614)	$1,697,614	1,697,614
TOTAL INVESTMENTS — 101.2%
(Cost $155,371,409)		$228,736,186

Percentages are based on Net Assets of $225,999,357.

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X Social Media ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2020. The total value of securities on loan at October 31, 2020 was $1,548,503.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2020, was $1,893,578.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2020.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

The following is a summary of the level of inputs used as of October 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$226,842,608	$—	$—	$226,842,608
Short-Term Investment	195,964	—	—	195,964
Repurchase Agreement	—	1,697,614	—	1,697,614
Total Investments in Securities	$227,038,572	$1,697,614	$—	$228,736,186

For the year ended October 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X Lithium & Battery Tech ETF

Sector Weightings (Unaudited)†:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.
	Shares	Value
COMMON STOCK — 100.3%
AUSTRALIA— 4.3%
Materials — 4.3%
Galaxy Resources * (A)	3,413,965	$3,344,463
ioneer * (A)	11,142,584	1,369,358
Mineral Resources	1,342,296	23,528,050
Orocobre * (A)	2,612,821	4,697,239
Pilbara Minerals * (A)	14,055,285	4,145,549
TOTAL AUSTRALIA		37,084,659
CANADA— 0.4%
Materials — 0.4%
Lithium Americas * (A)	379,364	3,656,075
Nemaska Lithium * (A)(B)(C)(D)	12,119,545	91
TOTAL CANADA		3,656,166
CHILE— 4.6%
Materials — 4.6%
Sociedad Quimica y Minera de Chile ADR (A)	1,077,289	39,870,466
CHINA— 48.9%
Consumer Discretionary — 6.7%
BYD, Cl H	2,432,338	48,334,047

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Tianneng Power International (A)	5,981,800	$9,734,594
		58,068,641
Industrials — 15.2%
Contemporary Amperex Technology, Cl A	1,193,475	44,053,196
Eve Energy, Cl A	4,956,772	39,402,498
Shenzhen Yinghe Technology, Cl A	2,922,713	12,509,233
Sunwoda Electronic, Cl A	8,752,876	36,442,812
		132,407,739
Information Technology — 8.8%
NAURA Technology Group, Cl A	1,571,469	40,130,103
Wuxi Lead Intelligent Equipment, Cl A	4,017,381	35,978,695
		76,108,798
Materials — 18.2%
Beijing Easpring Material Technology, Cl A *	2,594,862	19,685,494
Ganfeng Lithium, Cl A	4,765,536	43,283,913
Shanghai Putailai New Energy Technology, Cl A	1,011,798	16,840,006
Shenzhen Capchem Technology, Cl A	1,778,243	19,895,608
Tianqi Lithium, Cl A *	7,350,291	21,733,920
Yunnan Energy New Material, Cl A	2,456,555	36,612,162
		158,051,103
TOTAL CHINA		424,636,281
GERMANY— 2.3%
Industrials — 2.3%
Akasol * (A)	22,413	1,215,186
Varta * (A)	152,493	19,113,138
TOTAL GERMANY		20,328,324
HONG KONG— 0.1%
Industrials — 0.1%
Honbridge Holdings * (A)	26,764,100	1,087,151
JAPAN— 6.8%
Consumer Discretionary — 5.2%
Panasonic	4,918,520	45,200,135

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.4%
GS Yuasa	673,568	$11,675,007
Materials — 0.2%
W-Scope *	284,800	1,808,946
TOTAL JAPAN		58,684,088
NETHERLANDS— 0.5%
Materials — 0.5%
AMG Advanced Metallurgical Group (A)	253,767	4,568,504
SOUTH KOREA— 11.2%
Industrials — 0.2%
Vitzrocell	115,965	1,783,370
Information Technology — 6.5%
Iljin Materials	159,477	6,001,294
L&F (A)	153,502	5,296,205
Power Logics (A)	214,686	1,485,225
Samsung SDI	111,093	43,274,086
		56,056,810
Materials — 4.5%
LG Chemical	72,904	39,256,494
TOTAL SOUTH KOREA		97,096,674
TAIWAN— 2.1%
Industrials — 0.1%
Advanced Lithium Electrochemistry *	1,084,641	538,462
Information Technology — 2.0%
Dynapack International Technology	1,126,500	3,138,848
Simplo Technology	1,295,080	14,420,717
		17,559,565
TOTAL TAIWAN		18,098,027
UNITED STATES— 19.1%
Consumer Discretionary — 4.1%
Tesla * (A)	92,487	35,888,655
Industrials — 3.1%
EnerSys	375,815	26,908,354

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X Lithium & Battery Tech ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — 11.9%
Albemarle	956,198	$89,127,216
Livent *	1,304,802	14,026,621
		103,153,837
TOTAL UNITED STATES		165,950,846
TOTAL COMMON STOCK
(Cost $688,468,265)		871,061,186

SHORT-TERM INVESTMENT(E)(F) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $3,887,078)	3,887,078	3,887,078

REPURCHASE AGREEMENT(E) — 3.9%
BNP Paribas
0.060%, dated 10/30/20, to be repurchased on 11/02/20, repurchase price $33,678,961 (collateralized by U.S. Treasury Obligations, ranging in par value $1,583,683 - $5,459,406, 1.625%, 11/15/2022, with a total market value of $34,340,119)

(Cost $33,673,349)	$33,673,349	33,673,349
TOTAL INVESTMENTS — 104.6%
(Cost $726,028,692)		$908,621,613
Percentages are based on Net Assets of $868,893,855.

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X Lithium & Battery Tech ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2020. The total value of securities on loan at October 31, 2020 was $35,520,721.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of October 31, 2020 was $91 and represented 0.0% of Net Assets of the Fund.
(D)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2020, was $91 and represents 0.0% of Net Assets of the Fund.

(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2020, was $37,560,427.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2020.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of October 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$871,061,095	$—	$91	$871,061,186
Short-Term Investment	3,887,078	—	—	3,887,078
Repurchase Agreement	—	33,673,349	—	33,673,349
Total Investments in Securities	$874,948,173	$33,673,349	$91	$908,621,613

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the year ended October 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X E‐commerce ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.
	Shares	Value
COMMON STOCK — 99.9%
ARGENTINA— 5.0%
Consumer Discretionary — 5.0%
MercadoLibre *	3,719	$4,515,052
CANADA— 3.8%
Information Technology — 3.8%
Shopify, Cl A *	3,766	3,485,169
CHINA— 27.7%
Communication Services — 3.6%
NetEase ADR	38,262	3,320,759
Consumer Discretionary — 23.5%
Alibaba Group Holding ADR *	14,501	4,418,310
Baozun ADR *	27,564	1,008,567
JD.com ADR *	57,777	4,709,981
Pinduoduo ADR *	42,365	3,812,003
Trip.com Group ADR *	128,968	3,709,120
Uxin ADR *	162,156	155,670
Vipshop Holdings ADR *	167,141	3,576,817
		21,390,468
Financials — 0.6%
LexinFintech Holdings ADR *	66,726	549,822

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X E‐commerce ETF

	Shares	Value
COMMON STOCK — continued
TOTAL CHINA		$25,261,049
GERMANY— 0.6%
Consumer Discretionary — 0.6%
Jumia Technologies ADR * (A)	35,231	527,056
JAPAN— 4.2%
Consumer Discretionary — 4.2%
Rakuten	395,580	3,840,766
SOUTH KOREA— 0.3%
Information Technology — 0.3%
Cafe24 *	5,640	277,850
UNITED KINGDOM— 6.8%
Consumer Discretionary — 6.8%
ASOS *	37,614	2,143,813
Ocado Group *	135,051	3,974,348
TOTAL UNITED KINGDOM		6,118,161
UNITED STATES— 51.5%
Communication Services — 2.3%
ANGI Homeservices, Cl A *	34,760	368,456
TripAdvisor *	54,088	1,033,622
Yelp, Cl A *	36,924	726,295
		2,128,373
Consumer Discretionary — 36.1%
Amazon.com *	1,201	3,646,416
Booking Holdings *	2,008	3,257,980
eBay	61,884	2,947,535
Etsy *	35,441	4,309,271
Expedia Group	40,050	3,770,708
Groupon, Cl A *	15,093	292,653
Lands’ End *	30,863	495,351
Overstock.com *	20,673	1,159,755
Overstock.com, Ser A1	366	20,789
PetMed Express	10,427	308,431
Qurate Retail	6,196	606,093

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X E‐commerce ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Qurate Retail, Cl A *	206,759	$1,399,758
Shutterstock	10,343	676,949
Stamps.com *	8,947	1,997,328
Wayfair, Cl A *	16,583	4,113,081
Williams-Sonoma	42,590	3,884,633
		32,886,731
Financials — 2.5%
eHealth *	13,096	878,873
LendingTree *	4,303	1,392,408
		2,271,281
Industrials — 4.7%
CoStar Group *	5,224	4,302,539
Information Technology — 5.9%
GoDaddy, Cl A *	50,050	3,540,537
LivePerson *	33,180	1,773,803
		5,314,340
TOTAL UNITED STATES		46,903,264
TOTAL COMMON STOCK
(Cost $88,142,257)		90,928,367

SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $44,934)	44,934	44,934

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X E‐commerce ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.4%
BNP Paribas
0.060%, dated 10/30/20, to be repurchased on 11/02/20 , repurchase price $389,259 (collateralized by U.S. Treasury Obligations, ranging in par value $18,307 - $63,109, 1.625%, 11/15/2022, with a total market value of $396,961)

(Cost $389,256)	$389,256	389,256
TOTAL INVESTMENTS — 100.3%
(Cost $88,576,447)		$91,362,557

Percentages are based on Net Assets of $91,082,868.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2020. The total value of securities on loan at October 31, 2020 was $368,016.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2020, was $434,190.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2020.

ADR — American Depositary Receipt
Cl — Class
Ser — Series

The following is a summary of the level of inputs used as of October 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$90,928,367	$—	$—	$90,928,367
Short-Term Investment	44,934	—	—	44,934
Repurchase Agreement	—	389,256	—	389,256
Total Investments in Securities	$90,973,301	$389,256	$—	$91,362,557

For the year ended October 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X SuperDividend® ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 98.8%
ARGENTINA— 0.7%
Communication Services — 0.7%
Telecom Argentina ADR	674,261	$4,322,013
AUSTRALIA— 6.2%
Communication Services — 1.3%
Nine Entertainment Holdings	5,474,746	7,996,876
Consumer Staples — 0.9%
Inghams Group	2,663,863	5,350,212
Financials — 1.7%
Bendigo and Adelaide Bank	1,357,260	6,376,498
Platinum Asset Management	2,161,679	4,630,033
		11,006,531
Industrials — 0.8%
SmartGroup	1,275,544	4,863,942
Materials — 0.8%
Rio Tinto	93,883	5,288,961

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.7%
AGL Energy	499,847	$4,380,712
TOTAL AUSTRALIA		38,887,234
BRAZIL— 3.1%
Financials — 2.2%
Banco Santander Brasil	951,100	5,286,638
BB Seguridade Participacoes	1,114,200	4,575,833
Wiz Solucoes e Corretagem de Seguros	2,756,900	4,274,486
		14,136,957
Utilities — 0.9%
Transmissora Alianca de Energia Eletrica	1,132,400	5,528,453
TOTAL BRAZIL		19,665,410
CHINA— 13.3%
Communication Services — 0.9%
CITIC Telecom International Holdings	18,202,700	5,774,276
Consumer Discretionary — 0.7%
Tianneng Power International (A)	2,714,900	4,418,143
Energy — 1.0%
Yanzhou Coal Mining, Cl H	8,176,200	5,935,899
Financials — 0.8%
China Minsheng Banking, Cl H	9,560,700	5,227,357
Industrials — 0.9%
Lonking Holdings	20,136,100	5,348,958
Materials — 0.8%
China Oriental Group	21,893,600	4,940,624
Real Estate — 7.3%
Agile Group Holdings	7,091,600	9,693,413
Guangzhou R&F Properties	5,276,200	6,681,275
Powerlong Real Estate Holdings	8,045,900	5,405,538
Shenzhen Investment	17,160,400	5,222,351
Shui On Land (A)	35,702,800	4,696,010
Yuexiu Property	30,480,000	5,895,665
Yuzhou Properties	21,087,702	8,130,683
		45,724,935

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.9%
China Power International Development	30,108,200	$5,784,924
TOTAL CHINA		83,155,116
COLOMBIA— 0.8%
Energy — 0.8%
Ecopetrol ADR (A)	510,669	4,723,688
FRANCE— 1.0%
Real Estate — 1.0%
Cromwell European Real Estate Investment Trust ‡	12,212,000	6,472,440
HONG KONG— 2.5%
Communication Services — 1.0%
PCCW (A)	10,846,100	6,517,576
Consumer Discretionary — 1.5%
Pacific Textiles Holdings	16,328,300	9,264,463
Real Estate — 0.0%
Pacific Century Premium Developments *	1,150,616	121,667
TOTAL HONG KONG		15,903,706
INDONESIA— 3.0%
Energy — 3.0%
Adaro Energy	74,082,200	5,698,631
Bukit Asam	50,692,100	6,793,608
Indo Tambangraya Megah	11,784,800	6,547,111
TOTAL INDONESIA		19,039,350
KAZAKHSTAN— 0.8%
Financials — 0.8%
Halyk Savings Bank of Kazakhstan JSC GDR	497,410	4,964,152
MALAYSIA— 0.9%
Financials — 0.9%
Malayan Banking	3,268,800	5,507,004
MEXICO— 1.3%
Real Estate — 1.3%
PLA Administradora Industrial S de RL ‡	5,888,194	8,058,475

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS— 2.0%
Financials — 1.3%
Van Lanschot Kempen	427,177	$8,558,667
Real Estate — 0.7%
Eurocommercial Properties ‡ *	385,067	4,198,382
TOTAL NETHERLANDS		12,757,049
NEW ZEALAND— 0.9%
Consumer Discretionary — 0.9%
SKYCITY Entertainment Group *	3,055,301	5,653,889
NIGERIA— 1.6%
Financials — 1.6%
Zenith Bank	176,982,843	10,124,300
RUSSIA— 8.1%
Communication Services — 1.3%
Mobile TeleSystems ADR	1,072,705	8,388,553
Consumer Staples — 1.2%
Magnit PJSC GDR	519,198	7,159,740
Materials — 5.6%
Evraz	2,334,638	10,852,112
MMC Norilsk Nickel PJSC ADR	330,505	7,879,239
Novolipetsk Steel PJSC GDR	488,914	11,362,362
PhosAgro PJSC GDR	457,749	5,273,269
		35,366,982
TOTAL RUSSIA		50,915,275
SINGAPORE— 4.3%
Communication Services — 0.9%
StarHub	6,341,600	5,433,667
Real Estate — 3.4%
Keppel Pacific Oak US REIT ‡	8,873,926	6,211,748
Mapletree North Asia Commercial Trust ‡	8,428,000	5,369,725
Sasseur Real Estate Investment Trust ‡	17,708,900	9,726,602
		21,308,075
TOTAL SINGAPORE		26,741,742

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA— 10.3%
Consumer Discretionary — 0.9%
Truworths International	2,700,463	$5,196,922
Energy — 1.1%
Exxaro Resources	1,055,818	7,084,596
Financials — 1.8%
Absa Group	1,072,685	5,738,811
Coronation Fund Managers	2,467,017	5,698,109
		11,436,920
Industrials — 0.8%
Reunert	2,483,741	5,120,722
Materials — 3.4%
African Rainbow Minerals	598,673	8,384,277
Kumba Iron Ore	431,842	12,765,168
		21,149,445
Real Estate — 2.3%
Equites Property Fund ‡ (A)	5,736,182	5,496,568
Growthpoint Properties ‡	6,768,140	4,419,415
Resilient ‡	2,463,003	4,659,602
		14,575,585
TOTAL SOUTH AFRICA		64,564,190
SPAIN— 1.4%
Energy — 0.8%
Repsol	737,476	4,587,319
Real Estate — 0.6%
Lar Espana Real Estate Socimi ‡	1,103,284	3,932,589
TOTAL SPAIN		8,519,908
TAIWAN— 2.7%
Consumer Discretionary — 0.9%
Ruentex Industries	2,461,600	5,697,132
Real Estate — 1.8%
Chong Hong Construction	2,044,400	5,689,312
Farglory Land Development	3,570,200	5,491,944
		11,181,256

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
TOTAL TAIWAN		$16,878,388
THAILAND— 5.2%
Communication Services — 2.3%
Jasmine Broadband Internet Infrastructure Fund	20,540,500	6,227,889
Jasmine International NVDR (A)	96,408,699	7,980,571
		14,208,460
Energy — 1.0%
Banpu (A)	6,348,600	1,334,189
Banpu PCL NVDR (A)	25,176,900	5,291,046
		6,625,235
Financials — 1.0%
Tisco Financial Group NVDR	2,644,100	6,002,088
Real Estate — 0.9%
Quality Houses	86,077,500	5,744,484
TOTAL THAILAND		32,580,267
UNITED KINGDOM— 3.4%
Energy — 0.8%
Genel Energy	3,544,198	5,141,699
Financials — 1.8%
IG Group Holdings	551,987	5,431,369
Standard Life Aberdeen	1,858,494	5,394,775
		10,826,144
Real Estate — 0.8%
Regional ‡	6,305,256	5,087,251
TOTAL UNITED KINGDOM		21,055,094
UNITED STATES— 25.3%
Communication Services — 0.8%
CenturyLink	561,937	4,843,897
Consumer Staples — 3.7%
Altria Group	149,434	5,391,579
B&G Foods (A)	662,439	17,594,380
		22,985,959

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Energy — 4.3%
Archrock	879,704	$5,216,645
Diversified Gas & Oil	11,095,936	16,039,897
Williams	306,701	5,885,592
		27,142,134
Financials — 10.7%
Annaly Capital Management ‡	1,009,668	7,158,546
Apollo Commercial Real Estate Finance ‡	442,505	3,849,793
Arbor Realty Trust ‡	562,861	6,653,017
Ares Commercial Real Estate ‡	629,081	5,856,744
Artisan Partners Asset Management, Cl A	195,552	7,833,813
Blackstone Mortgage Trust, Cl A ‡	244,809	5,312,356
Chimera Investment ‡	360,917	3,013,657
KKR Real Estate Finance Trust ‡	456,782	7,632,827
Ladder Capital, Cl A ‡	489,703	3,672,773
Ready Capital ‡	470,597	5,289,510
Starwood Property Trust ‡	350,986	4,903,274
Waddell & Reed Financial, Cl A	369,722	5,675,233
		66,851,543
Materials — 1.0%
Kronos Worldwide	465,731	6,203,537
Real Estate — 4.8%
Brookfield Property, Cl A ‡ (A)	450,385	6,643,179
GEO Group ‡	474,164	4,201,093
Gladstone Commercial ‡	315,277	5,123,251
Iron Mountain ‡	208,976	5,445,915
Office Properties Income Trust ‡	244,317	4,497,876
One Liberty Properties ‡	305,131	4,708,171
		30,619,485
TOTAL UNITED STATES		158,646,555
TOTAL COMMON STOCK
(Cost $685,973,161)		619,135,245

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X SuperDividend® ETF

	Shares/Face Amount	Value
PREFERRED STOCK — 1.0%
BRAZIL— 1.0%
Utilities — 1.0%
Cia de Transmissao de Energia Eletrica Paulista, 0.000% (B)
(Cost $6,065,782)	1,494,500	$6,093,600
TOTAL BRAZIL		6,093,600

SHORT-TERM INVESTMENT(C)(D) — 0.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $3,784,982)	3,784,982	3,784,982

REPURCHASE AGREEMENT(C) — 5.2%
BNP Paribas
0.060%, dated 10/30/20, to be repurchased on 11/02/20 , repurchase price $32,789,071 (collateralized by U.S. Treasury Obligations, ranging in par value $1,542,087 - $5,316,013, 1.625%, 11/15/2022, with a total market value of $33,438,165)

(Cost $32,788,906)	$32,788,906	32,788,906
TOTAL INVESTMENTS — 105.6%
(Cost $728,612,831)		$661,802,733

Percentages are based on Net Assets of $626,870,894.

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X SuperDividend® ETF

‡	Real Estate Investment Trust
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2020. The total value of securities on loan at October 31, 2020 was $34,797,029.
(B)	There is currently no stated rate.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2020, was $36,573,888.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2020.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
JSC — Joint Stock Company
NVDR  — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
REIT — Real Estate Investment Trust

The following is a summary of the level of inputs used as of October 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$600,095,895	$19,039,350	$—	$619,135,245
Preferred Stock	6,093,600	—	—	6,093,600
Short-Term Investment	3,784,982	—	—	3,784,982
Repurchase Agreement	—	32,788,906	—	32,788,906
Total Investments in Securities	$609,974,477	$51,828,256	$—	$661,802,733

For the year ended October 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X SuperDividend® U.S. ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 73.8%
UNITED STATES— 73.8%
Communication Services — 5.4%
AT&T	347,829	$9,398,340
Verizon Communications	227,661	12,974,400
		22,372,740
Consumer Discretionary — 2.4%
H&R Block	567,313	9,791,822
Consumer Staples — 23.8%
Altria Group	300,660	10,847,813
B&G Foods (A)	987,759	26,234,879
Bunge	180,376	10,232,730
General Mills	241,806	14,295,571
Kraft Heinz	485,012	14,836,517
Philip Morris International	153,009	10,866,699
Universal	268,727	10,708,771
		98,022,980

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Energy — 7.1%
Chevron	120,278	$8,359,321
Exxon Mobil	224,046	7,308,380
Hess Midstream	371,225	6,340,523
Kinder Morgan	597,194	7,106,609
		29,114,833
Financials — 7.5%
Arbor Realty Trust ‡ (A)	885,361	10,464,967
Blackstone Mortgage Trust, Cl A ‡	310,856	6,745,575
KKR Real Estate Finance Trust ‡	451,986	7,552,686
Virtu Financial, Cl A	294,278	6,291,664
		31,054,892
Industrials — 2.3%
Ennis	629,666	9,596,110
Real Estate — 12.0%
Alexander’s ‡	27,468	6,679,943
Brookfield Property, Cl A ‡ (A)	886,381	13,074,120
Gladstone Commercial ‡	521,245	8,470,231
Industrial Logistics Properties Trust ‡	379,946	7,287,364
Iron Mountain ‡	283,466	7,387,124
Omega Healthcare Investors ‡	229,208	6,603,483
		49,502,265
Utilities — 13.3%
Clearway Energy, Cl C	324,995	9,151,859
Dominion Energy	146,139	11,740,807
Duke Energy	128,625	11,847,649
National Fuel Gas	169,319	6,765,987
PPL	378,663	10,413,232
South Jersey Industries	250,442	4,826,018
		54,745,552
TOTAL UNITED STATES		304,201,194
TOTAL COMMON STOCK
(Cost $323,444,149)		304,201,194

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X SuperDividend® U.S. ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 25.7%
Energy — 16.6%
BP Midstream Partners (B)	866,879	$8,408,726
CrossAmerica Partners (B)	718,073	10,440,781
Delek Logistics Partners (B)	454,990	12,066,335
KNOT Offshore Partners (B)	724,931	9,409,604
MPLX (B)	384,790	6,622,236
Phillips 66 Partners (B)	216,731	5,086,677
Sunoco (B)	281,518	7,085,808
USA Compression Partners (B)	937,269	9,382,063
		68,502,230
Financials — 2.5%
Compass Diversified Holdings (B)	585,138	10,117,036
Industrials — 4.3%
Fortress Transportation & Infrastructure Investors (B)	662,036	10,420,446
Icahn Enterprises (B)	145,345	7,185,857
		17,606,303
Real Estate — 2.3%
Brookfield Property Partners (B)	698,021	9,695,512
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $104,640,165)		105,921,081

SHORT-TERM INVESTMENT(C)(D) — 0.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $3,151,723)	3,151,723	3,151,723

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X SuperDividend® U.S. ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 6.6%
BNP Paribas
0.060%, dated 10/30/20, to be repurchased on 11/02/20 , repurchase price $27,303,183 (collateralized by U.S. Treasury Obligations, ranging in par value $1,284,083 - $4,426,599, 1.625%, 11/15/2022, with a total market value of $27,843,677)

(Cost $27,303,045)	$27,303,045	$27,303,045
TOTAL INVESTMENTS — 106.9%
(Cost $458,539,082)		$440,577,043

Percentages are based on Net Assets of $412,109,568.

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at October 31, 2020. The total value of securities on loan at October 31, 2020 was $29,387,834.
(B)	Security considered Master Limited Partnership. At October 31, 2020, these securities amounted to $105,921,081 or 25.7% of net assets.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2020, was $30,454,768.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2020.

Cl — Class

The following is a summary of the level of inputs used as of October 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$304,201,194	$—	$—	$304,201,194
Master Limited Partnerships	105,921,081	—	—	105,921,081
Short-Term Investment	3,151,723	—	—	3,151,723
Repurchase Agreement	—	27,303,045	—	27,303,045
Total Investments in Securities	$413,273,998	$27,303,045	$—	$440,577,043

For the year ended October 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X MSCI SuperDividend® EAFE ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA— 18.0%
Financials — 4.9%
Australia & New Zealand Banking Group	14,202	$187,599
Commonwealth Bank of Australia	3,676	178,174
		365,773
Industrials — 2.5%
Qantas Airways *	62,652	184,350
Materials — 8.6%
BHP Group	6,232	147,836
BHP Group	7,590	146,246
Fortescue Metals Group	15,810	192,852
Rio Tinto	2,742	154,472
		641,406
Real Estate — 2.0%
Scentre Group ‡	97,509	143,799
TOTAL AUSTRALIA		1,335,328
BELGIUM— 2.0%
Communication Services — 2.0%
Proximus	7,454	144,959

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
DENMARK— 3.6%
Consumer Discretionary — 3.6%
Pandora *	3,350	$265,319
FINLAND— 2.1%
Utilities — 2.1%
Fortum	8,478	159,491
FRANCE— 5.2%
Energy — 1.6%
Total	3,981	119,734
Real Estate — 3.6%
Covivio ‡	2,581	153,631
Klepierre ‡	9,203	116,581
		270,212
TOTAL FRANCE		389,946
GERMANY— 4.0%
Consumer Staples — 2.2%
METRO	16,571	162,529
Industrials — 1.8%
HOCHTIEF	1,827	134,501
TOTAL GERMANY		297,030
HONG KONG— 5.6%
Communication Services — 3.7%
HKT Trust & HKT	94,220	121,741
PCCW	252,765	151,890
		273,631
Real Estate — 1.9%
Swire Pacific, Cl A	31,000	141,112
TOTAL HONG KONG		414,743
ITALY— 11.8%
Communication Services — 1.8%
Telecom Italia	373,576	135,900
Energy — 1.5%
Eni	15,627	109,419

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Financials — 6.4%
Assicurazioni Generali	10,886	$145,953
Mediobanca Banca di Credito Finanziario	25,734	182,495
Poste Italiane	17,739	144,643
		473,091
Utilities — 2.1%
Snam	32,734	159,766
TOTAL ITALY		878,176
JAPAN— 9.9%
Consumer Staples — 1.9%
Japan Tobacco	7,690	144,914
Financials — 1.8%
Aozora Bank	8,300	135,607
Industrials — 2.3%
Marubeni	32,500	168,873
Information Technology — 1.7%
Canon	7,140	122,973
Real Estate — 2.2%
Japan Retail Fund Investment ‡	115	165,339
TOTAL JAPAN		737,706
NETHERLANDS— 1.5%
Energy — 1.5%
Royal Dutch Shell, Cl A	8,956	111,794
NEW ZEALAND— 2.0%
Communication Services — 2.0%
Spark New Zealand	50,854	150,906
PORTUGAL— 3.8%
Energy — 1.7%
Galp Energia	15,214	123,239
Utilities — 2.1%
Energias de Portugal	32,184	158,656
TOTAL PORTUGAL		281,895

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
SPAIN— 15.3%
Communication Services — 1.6%
Telefonica	35,325	$115,462
Energy — 1.4%
Repsol	16,342	101,652
Financials — 3.8%
Banco Bilbao Vizcaya Argentaria	50,844	145,813
Mapfre	89,892	135,496
		281,309
Industrials — 2.1%
ACS Actividades de Construccion y Servicios	6,730	159,925
Utilities — 6.4%
Enagas	6,440	139,005
Endesa	6,555	175,695
Naturgy Energy Group	8,705	161,733
		476,433
TOTAL SPAIN		1,134,781
SWITZERLAND— 4.3%
Financials — 4.3%
Swiss Re	2,268	162,673
Zurich Insurance Group	483	160,201
TOTAL SWITZERLAND		322,874
UNITED KINGDOM— 10.9%
Consumer Discretionary — 1.9%
Barratt Developments *	23,274	145,199
Consumer Staples — 3.7%
British American Tobacco	4,957	156,901
Imperial Brands	7,593	120,168
		277,069
Energy — 1.3%
BP	37,306	94,833
Financials — 4.0%
Legal & General Group	60,919	145,563

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Standard Life Aberdeen	50,384	$146,253
		291,816
TOTAL UNITED KINGDOM		808,917
TOTAL COMMON STOCK
(Cost $8,323,486)		7,433,865
TOTAL INVESTMENTS — 100.0%
(Cost $8,323,486)		$7,433,865

Percentages are based on Net Assets of $7,436,116.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of October 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2020, there have been no transfers in or out of Level 3.

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020

Global X MSCI SuperDividend® Emerging Markets ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%
BRAZIL— 6.9%
Financials — 6.9%
Banco do Brasil	85,132	$439,982
Banco Santander Brasil	96,500	536,390
BB Seguridade Participacoes	96,600	396,720
Total Financials		1,373,092
TOTAL BRAZIL		1,373,092
CHINA— 32.9%
Energy — 5.6%
China Shenhua Energy, Cl H	256,100	442,528
CNOOC	368,700	334,713
Yanzhou Coal Mining, Cl H	486,600	353,270
Total Energy		1,130,511
Financials — 9.0%
Bank of China, Cl H	1,254,000	396,178
Bank of Communications, Cl H	634,280	311,625
China Everbright Bank, Cl H	1,069,400	369,574

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
China Minsheng Banking, Cl H	669,900	$366,271
PICC Property & Casualty, Cl H	520,400	351,637
Total Financials		1,795,285
Industrials — 3.8%
Shenzhen International Holdings	252,000	391,249
Sinopec Engineering Group, Cl H	939,300	364,584
Total Industrials		755,833
Information Technology — 2.2%
Lenovo Group	696,700	435,727
Real Estate — 10.3%
Agile Group Holdings	368,400	503,561
Guangzhou R&F Properties	314,600	398,379
KWG Group Holdings	256,000	338,039
KWG Living Group Holdings *	128,000	100,355
Shanghai Lujiazui Finance & Trade Zone Development, Cl B	471,800	387,820
Yuzhou Properties	890,200	343,230
Total Real Estate		2,071,384
Utilities — 2.0%
China Power International Development	2,093,100	402,164
TOTAL CHINA		6,590,904
COLOMBIA— 1.8%
Energy — 1.8%
Ecopetrol	758,646	352,492
EGYPT— 2.0%
Industrials — 2.0%
ElSewedy Electric	856,781	404,379
INDIA— 2.4%
Financials — 2.4%
REC	342,103	474,787

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
INDONESIA— 2.2%
Energy — 2.2%
Adaro Energy	5,619,300	$432,254
MALAYSIA— 3.8%
Consumer Discretionary — 1.9%
Genting Malaysia	772,510	371,846
Financials — 1.9%
Malayan Banking	231,400	389,844
TOTAL MALAYSIA		761,690
MEXICO— 2.0%
Real Estate — 2.0%
Fibra Uno Administracion ‡	526,300	397,492
PAKISTAN— 2.2%
Financials — 2.2%
MCB Bank	424,042	439,977
ROMANIA— 1.5%
Real Estate — 1.5%
NEPI Rockcastle	87,628	310,470
RUSSIA— 12.1%
Communication Services — 1.7%
Mobile TeleSystems ADR	43,136	337,324
Consumer Staples — 2.5%
Magnit PJSC GDR	35,706	492,386
Energy — 2.8%
Gazprom PJSC	146,220	285,127
LUKOIL PJSC	5,385	274,035
Total Energy		559,162
Materials — 5.1%
Magnitogorsk Iron & Steel Works PJSC	752,800	356,665

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
MMC Norilsk Nickel PJSC	1,308	$310,382
PhosAgro PJSC GDR	31,337	361,002
Total Materials		1,028,049
TOTAL RUSSIA		2,416,921
SOUTH AFRICA— 10.1%
Energy — 2.2%
Exxaro Resources	64,406	432,168
Financials — 3.7%
Nedbank Group	69,156	408,499
Old Mutual	560,969	323,833
Total Financials		732,332
Materials — 2.4%
Kumba Iron Ore	16,254	480,465
Real Estate — 1.8%
Growthpoint Properties ‡	548,208	357,965
TOTAL SOUTH AFRICA		2,002,930
SOUTH KOREA— 2.2%
Financials — 2.2%
Woori Financial Group	57,195	448,104
TAIWAN— 8.7%
Consumer Discretionary — 2.2%
Formosa Taffeta	404,600	442,035
Information Technology — 4.3%
Lite-On Technology	253,800	413,040
Micro-Star International	111,300	447,481
Total Information Technology		860,521
Real Estate — 2.2%
Highwealth Construction	310,970	451,177
TOTAL TAIWAN		1,753,733

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
THAILAND— 1.9%
Financials — 1.9%
Siam Commercial Bank NVDR	184,300	$384,359
TURKEY— 1.8%
Consumer Staples — 1.8%
Anadolu Efes Biracilik Ve Malt Sanayii	156,134	361,885
UNITED ARAB EMIRATES— 5.5%
Financials — 2.4%
Dubai Islamic Bank PJSC	426,328	482,835
Real Estate — 3.1%
Aldar Properties PJSC	825,561	615,830
TOTAL UNITED ARAB EMIRATES		1,098,665
TOTAL INVESTMENTS — 100.0%
(Cost $21,285,632)		$20,004,134

Percentages are based on Net Assets of $20,007,225

*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
NVDR  — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of October 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$17,628,859	$2,375,275	$—	$20,004,134
Total Investments in Securities	$17,628,859	$2,375,275	$—	$20,004,134

For the year ended October 31, 2020, there have been no transfers in or out of Level 3.

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020

Global X SuperDividend® REIT ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.3%
AUSTRALIA— 2.6%
Real Estate — 2.6%
Cromwell Property Group ‡ (A)	12,931,541	$7,946,052
CANADA— 5.6%
Real Estate — 5.6%
NorthWest Healthcare Properties Real Estate Investment Trust ‡ (A)	987,872	8,453,609
SmartCentres Real Estate Investment Trust ‡ (A)	575,197	9,085,123
TOTAL CANADA		17,538,732
SINGAPORE— 8.5%
Real Estate — 8.5%
Frasers Logistics & Commercial Trust ‡	1,413,270	1,273,030
Manulife US Real Estate Investment Trust ‡	22,503,722	16,090,161
Mapletree North Asia Commercial Trust ‡	14,183,638	9,036,811
TOTAL SINGAPORE		26,400,002
UNITED STATES— 82.6%
Financials — 39.0%
Annaly Capital Management ‡	2,355,569	16,700,985
Apollo Commercial Real Estate Finance ‡	1,254,953	10,918,091
Arbor Realty Trust ‡	931,205	11,006,843
ARMOUR Residential ‡	1,330,382	12,691,844
Blackstone Mortgage Trust, Cl A ‡	520,900	11,303,530

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020

Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Chimera Investment ‡	1,129,888	$9,434,565
KKR Real Estate Finance Trust ‡	986,078	16,477,363
Ladder Capital, Cl A ‡	1,088,206	8,161,545
Ready Capital ‡	1,296,968	14,577,920
Starwood Property Trust ‡	745,003	10,407,692
		121,680,378
Real Estate — 43.6%
Brandywine Realty Trust ‡	835,516	7,319,120
Brookfield Property, Cl A ‡ (A)	1,049,689	15,482,912
Gaming and Leisure Properties ‡	406,748	14,785,289
GEO Group ‡	808,425	7,162,646
Global Medical ‡	620,196	7,709,036
Industrial Logistics Properties Trust ‡	456,699	8,759,487
Iron Mountain ‡	337,312	8,790,351
LTC Properties ‡	218,478	7,211,959
MGM Growth Properties, Cl A ‡	335,684	8,878,842
National Health Investors ‡	127,631	7,153,718
Office Properties Income Trust ‡	346,172	6,373,027
Omega Healthcare Investors ‡	519,253	14,959,678
Spirit Realty Capital ‡	234,997	7,061,660
Uniti Group ‡	804,113	7,092,277
WP Carey ‡	116,233	7,277,348
		136,017,350
TOTAL UNITED STATES		257,697,728
TOTAL COMMON STOCK
(Cost $384,161,030)		309,582,514

SHORT-TERM INVESTMENT(B)(C) — 0.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $2,399,291)	2,399,291	2,399,291

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020

Global X SuperDividend® REIT ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 6.7%
BNP Paribas
0.060%, dated 10/30/20, to be repurchased on 11/02/20, repurchase price $20,788,275 (collateralized by U.S. Treasury Obligations, ranging in par value $977,525 - $3,369,808, 1.625%, 11/15/2022, with a total market value of $21,196,373)

(Cost $20,784,811)	$20,784,811	$20,784,811
TOTAL INVESTMENTS — 106.8%
(Cost $407,345,132)		$332,766,616

Percentages are based on Net Assets of $311,625,175.

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at October 31, 2020. The total value of securities on loan at October 31, 2020 was $22,082,244.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2020, was $23,184,102.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2020.

Cl — Class
ETF — Exchange Traded Fund
REIT — Real Estate Investment Trust

The following is a summary of the level of inputs used as of October 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$309,582,514	$—	$—	$309,582,514
Short-Term Investment	2,399,291	—	—	2,399,291
Repurchase Agreement	—	20,784,811	—	20,784,811
Total Investments in Securities	$311,981,805	$20,784,811	$—	$332,766,616

For the year ended October 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020

Global X NASDAQ 100® Covered Call ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.2%(A)
ARGENTINA— 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	5,903	$7,166,537
CHINA— 1.6%
Communication Services — 0.6%
Baidu ADR *	31,871	4,240,437
NetEase ADR	40,476	3,512,912
		7,753,349
Consumer Discretionary — 1.0%
JD.com ADR *	108,768	8,866,767
Pinduoduo ADR *	35,230	3,169,995
Trip.com Group ADR *	61,246	1,761,435
		13,798,197
TOTAL CHINA		21,551,546
ISRAEL— 0.1%
Information Technology — 0.1%
Check Point Software Technologies *	15,456	1,755,183
NETHERLANDS— 0.6%
Information Technology — 0.6%
ASML Holding, Cl G	9,121	3,294,596
NXP Semiconductors	31,690	4,281,953
TOTAL NETHERLANDS		7,576,549

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 0.1%
Communication Services — 0.1%
Liberty Global *	47,142	$879,669
Liberty Global, Cl A *	27,620	524,228
TOTAL UNITED KINGDOM		1,403,897
UNITED STATES— 97.3%
Communication Services — 19.4%
Activision Blizzard	91,453	6,925,736
Alphabet, Cl A *	32,025	51,755,923
Alphabet, Cl C *	30,987	50,230,237
Charter Communications, Cl A *	24,281	14,661,353
Comcast, Cl A	540,170	22,816,781
Electronic Arts *	34,612	4,147,556
Facebook, Cl A *	223,335	58,761,672
Fox, Cl A	35,848	950,689
Fox, Cl B	35,484	927,552
Netflix *	52,265	24,864,551
Sirius XM Holdings	520,302	2,981,330
Take-Two Interactive Software *	13,487	2,089,406
T-Mobile US *	146,662	16,069,755
		257,182,541
Consumer Discretionary — 17.3%
Amazon.com *	46,520	141,241,697
Booking Holdings *	4,859	7,883,728
Dollar Tree *	26,467	2,390,499
eBay	84,131	4,007,160
Expedia Group	17,062	1,606,387
Lululemon Athletica *	14,898	4,756,782
Marriott International, Cl A *	38,694	3,593,899
O’Reilly Automotive *	8,868	3,871,768
Ross Stores *	40,281	3,430,733
Starbucks	138,520	12,045,699

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Tesla *	110,411	$42,843,884
Ulta Beauty *	6,523	1,348,761
		229,020,997
Consumer Staples — 5.0%
Costco Wholesale	52,324	18,712,109
Keurig Dr Pepper	166,744	4,485,414
Kraft Heinz	138,851	4,247,452
Mondelez International, Cl A	169,251	8,990,613
Monster Beverage *	60,040	4,597,263
PepsiCo	164,073	21,869,290
Walgreens Boots Alliance	104,796	3,567,256
		66,469,397
Health Care — 6.3%
Alexion Pharmaceuticals *	24,592	2,831,523
Align Technology *	9,343	3,980,865
Amgen	69,398	15,055,202
Biogen Idec *	18,039	4,547,091
BioMarin Pharmaceutical *	23,424	1,743,448
Cerner	36,073	2,528,357
DexCom *	11,616	3,712,241
Gilead Sciences	148,564	8,638,997
IDEXX Laboratories *	10,137	4,306,400
Illumina *	17,286	5,059,612
Incyte *	24,228	2,099,114
Intuitive Surgical *	13,873	9,254,402
Moderna *	44,456	2,999,446
Regeneron Pharmaceuticals *	12,398	6,739,057
Seagen *	19,715	3,288,462
Vertex Pharmaceuticals *	30,862	6,430,406
		83,214,623
Industrials — 1.8%
Cintas	12,436	3,911,744
Copart *	27,852	3,073,747

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
CSX	90,664	$7,157,016
Fastenal	68,231	2,949,626
PACCAR	41,237	3,520,815
Verisk Analytics, Cl A	19,330	3,440,160
		24,053,108
Information Technology — 46.8%
Adobe *	56,828	25,407,799
Advanced Micro Devices *	139,105	10,473,215
Analog Devices	43,792	5,190,666
ANSYS *	10,181	3,098,791
Apple	1,588,641	172,939,460
Applied Materials	108,207	6,409,101
Autodesk *	25,964	6,115,561
Automatic Data Processing	50,957	8,049,168
Broadcom	47,375	16,563,721
Cadence Design Systems *	33,322	3,644,427
CDW	15,747	1,930,582
Cisco Systems	500,315	17,961,309
Citrix Systems	15,731	1,781,850
Cognizant Technology Solutions, Cl A	61,606	4,399,901
DocuSign, Cl A *	21,071	4,261,610
Fiserv *	79,354	7,575,926
Intel	503,928	22,313,932
Intuit	31,017	9,760,430
KLA	18,509	3,649,605
Lam Research	17,242	5,898,143
Maxim Integrated Products	29,537	2,057,252
Microchip Technology	28,374	2,981,540
Micron Technology *	131,658	6,627,664
Microsoft	702,943	142,324,869
NVIDIA	73,111	36,654,931
Paychex	42,658	3,508,621
PayPal Holdings *	139,017	25,875,233

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020

Global X NASDAQ 100® Covered Call ETF

	Shares/ Number of Contracts	Value
COMMON STOCK — continued
Information Technology — continued
QUALCOMM	133,686	$16,491,505
Skyworks Solutions	19,784	2,795,281
Splunk *	18,971	3,757,017
Synopsys *	17,179	3,673,901
Texas Instruments	108,545	15,694,522
VeriSign *	13,714	2,615,260
Workday, Cl A *	20,099	4,223,202
Xilinx	28,903	3,430,497
Zoom Video Communications, Cl A *	21,584	9,948,281
		620,084,773
Utilities — 0.7%
Exelon	116,494	4,646,946
Xcel Energy	59,598	4,173,648
		8,820,594
TOTAL UNITED STATES		1,288,846,033
TOTAL INVESTMENTS — 100.2%
(Cost $909,185,427)		$1,328,299,745

WRITTEN OPTION— (0.5)%(1)
UNITED STATES— (0.5)%
(Premiums Received $49,975,417)	(1,201)	(6,581,480)

Percentages are based on Net Assets of $1,325,642,327.

A list of the exchange traded option contracts held by the Fund at October 31, 2020, is as follows:

Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (0.5)%
Call Options
November 20 Calls on NDX*	(1,201)	$(49,975,417)	$12,000.00	11/21/20	$(6,581,480)

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020

Global X NASDAQ 100® Covered Call ETF

*	Non-income producing security.
+	Notional amount for all options totals $(1,327,459,259).
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at October 31, 2020 was $1,328,299,745.

ADR — American Depositary Receipt
Cl — Class
NDX — Nasdaq 100 Index

The following is a summary of the level of inputs used as of October 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,328,299,745	$—	$—	$1,328,299,745
Total Investments in Securities	$1,328,299,745	$—	$—	$1,328,299,745

Liabilities	Level 1	Level 2	Level 3	Total
Written Option	(6,581,480)	—	—	(6,581,480)
Total Liabilities	$(6,581,480)	$—	$—	$(6,581,480)

For the year ended October 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020

Global X S&P 500® Covered Call ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.9%(A)
UNITED KINGDOM— 0.4%
Energy — 0.0%
TechnipFMC	2,227	$12,315
Materials — 0.4%
Linde	1,967	433,409
TOTAL UNITED KINGDOM		445,724
UNITED STATES— 100.5%
Communication Services — 11.2%
Activision Blizzard	2,973	225,145
Alphabet, Cl A *	1,153	1,863,375
Alphabet, Cl C *	1,127	1,826,878
AT&T	27,016	729,972
CenturyLink	3,373	29,075
Charter Communications, Cl A *	598	361,084
Comcast, Cl A	17,307	731,048
Discovery, Cl A *	796	16,111

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Discovery, Cl C *	1,691	$30,979
DISH Network, Cl A *	1,231	31,378
Electronic Arts *	1,098	131,573
Facebook, Cl A *	9,250	2,433,767
Fox, Cl A	1,165	30,896
Fox, Cl B	800	20,912
Interpublic Group	2,001	36,198
Live Nation Entertainment *	518	25,279
Netflix *	1,678	798,292
News, Cl A	1,960	25,735
News, Cl B	636	8,281
Omnicom Group	751	35,447
Take-Two Interactive Software *	413	63,982
T-Mobile US *	2,297	251,682
Twitter *	2,985	123,460
Verizon Communications	15,753	897,764
ViacomCBS, Cl B	2,207	63,054
Walt Disney	6,874	833,473
		11,624,840
Consumer Discretionary — 11.7%
Advance Auto Parts	236	34,758
Amazon.com *	1,644	4,991,431
Aptiv *	1,053	101,604
AutoZone *	89	100,479
Best Buy	920	102,626
Booking Holdings *	162	262,845
BorgWarner	665	23,262
CarMax *	590	50,999
Carnival	1,936	26,543
Chipotle Mexican Grill, Cl A *	118	141,775
Darden Restaurants	436	40,077
Dollar General	983	205,162
Dollar Tree *	964	87,069

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Domino’s Pizza	164	$62,045
DR Horton	1,393	93,066
eBay	2,537	120,837
Etsy *	545	66,267
Expedia Group	629	59,220
Ford Motor *	15,941	123,224
Gap	1,117	21,726
Garmin	588	61,164
General Motors *	5,212	179,970
Genuine Parts	572	51,726
Hanesbrands	1,859	29,874
Hasbro	564	46,654
Hilton Worldwide Holdings	1,024	89,917
Home Depot	4,114	1,097,245
L Brands *	708	22,663
Las Vegas Sands *	1,369	65,794
Leggett & Platt	680	28,377
Lennar, Cl A	1,006	70,651
LKQ *	986	31,542
Lowe’s	2,839	448,846
Marriott International, Cl A *	1,018	94,552
McDonald’s	2,813	599,169
MGM Resorts International	1,639	33,714
Mohawk Industries *	328	33,846
Newell Brands	1,984	35,038
NIKE, Cl B	4,698	564,136
Norwegian Cruise Line Holdings *	836	13,903
NVR *	12	47,437
O’Reilly Automotive *	280	122,248
Pool	156	54,573
PulteGroup	841	34,279
PVH *	396	23,083
Ralph Lauren, Cl A *	286	19,119

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Ross Stores *	1,333	$113,532
Royal Caribbean Cruises *	732	41,299
Starbucks	4,351	378,363
Tapestry *	1,487	33,056
Target	1,969	299,721
Tiffany	435	56,915
TJX *	4,722	239,878
Tractor Supply	467	62,209
Ulta Beauty *	227	46,937
Under Armour, Cl A *	953	13,189
Under Armour, Cl C *	981	11,998
VF	1,337	89,846
Whirlpool	290	53,638
Wynn Resorts *	375	27,161
Yum! Brands	1,251	116,756
		12,199,033
Consumer Staples — 7.1%
Altria Group	7,356	265,404
Archer-Daniels-Midland	2,089	96,595
Brown-Forman, Cl B	641	44,684
Campbell Soup	645	30,102
Church & Dwight	1,001	88,478
Clorox	518	107,356
Coca-Cola	14,656	704,367
Colgate-Palmolive	3,375	266,254
Conagra Brands	2,000	70,180
Constellation Brands, Cl A	693	114,504
Costco Wholesale	1,669	596,868
Estee Lauder, Cl A	859	188,688
General Mills	2,523	149,160
Hershey	548	75,328
Hormel Foods	1,118	54,436
JM Smucker	457	51,275

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Kellogg	1,006	$63,267
Kimberly-Clark	1,333	176,742
Kraft Heinz	2,539	77,668
Kroger	3,313	106,712
Lamb Weston Holdings	547	34,707
McCormick	505	91,158
Molson Coors Beverage, Cl B *	948	33,427
Mondelez International, Cl A	5,649	300,075
Monster Beverage *	1,575	120,598
PepsiCo	5,251	699,906
Philip Morris International	5,833	414,260
Procter & Gamble	9,531	1,306,700
Sysco	2,109	116,649
Tyson Foods, Cl A	1,273	72,854
Walgreens Boots Alliance	2,754	93,746
Walmart	5,268	730,935
		7,343,083
Energy — 2.1%
Apache	1,950	16,185
Baker Hughes, Cl A	2,669	39,421
Cabot Oil & Gas	2,033	36,167
Chevron	7,240	503,180
Concho Resources	683	28,351
ConocoPhillips	4,191	119,947
Devon Energy	1,402	12,520
Diamondback Energy	771	20,015
EOG Resources	2,399	82,142
Exxon Mobil	15,915	519,147
Halliburton	3,728	44,960
Hess	1,203	44,776
HollyFrontier	761	14,086
Kinder Morgan	8,083	96,188
Marathon Oil	4,333	17,159

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Marathon Petroleum	2,468	$72,806
National Oilwell Varco *	1,959	16,456
Occidental Petroleum	4,061	37,077
ONEOK	1,755	50,895
Phillips 66	1,837	85,714
Pioneer Natural Resources	598	47,577
Schlumberger	5,292	79,062
Valero Energy	1,681	64,903
Williams	5,117	98,195
		2,146,929
Financials — 10.0%
Aflac	2,724	92,480
Allstate	1,175	104,281
American Express	2,604	237,589
American International Group	3,570	112,419
Ameriprise Financial	452	72,695
Aon, Cl A	901	165,793
Arthur J Gallagher	754	78,197
Assurant	277	34,450
Bank of America	28,876	684,361
Bank of New York Mellon	3,094	106,310
Berkshire Hathaway, Cl B *	7,601	1,534,642
BlackRock, Cl A	525	314,585
Capital One Financial	1,922	140,460
Cboe Global Markets	437	35,524
Charles Schwab	5,887	242,015
Chubb	1,776	230,720
Cincinnati Financial	606	42,868
Citigroup	7,700	318,934
Citizens Financial Group	1,783	48,587
CME Group, Cl A	1,412	212,817
Comerica	771	35,088
Discover Financial Services	1,121	72,876

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Everest Re Group	133	$26,212
Fifth Third Bancorp	2,581	59,931
First Republic Bank	683	86,154
Franklin Resources	1,410	26,437
Globe Life	313	25,381
Goldman Sachs Group	1,257	237,623
Hartford Financial Services Group	1,600	61,632
Huntington Bancshares	4,815	50,269
Intercontinental Exchange	2,146	202,582
Invesco	2,098	27,505
JPMorgan Chase	11,646	1,141,774
KeyCorp	4,146	53,815
Lincoln National	956	33,556
Loews	1,121	38,876
M&T Bank	444	45,989
MarketAxess Holdings	154	82,983
Marsh & McLennan	1,963	203,092
MetLife	2,950	111,658
Moody’s	616	161,946
Morgan Stanley	5,526	266,077
MSCI, Cl A	353	123,494
Nasdaq	457	55,292
Northern Trust	764	59,798
People’s United Financial	1,815	19,366
PNC Financial Services Group	1,657	185,385
Principal Financial Group	1,198	46,986
Progressive	2,248	206,591
Prudential Financial	1,654	105,889
Raymond James Financial	406	31,035
Regions Financial	3,740	49,742
S&P Global	954	307,884
State Street	1,324	77,984
SVB Financial Group *	180	52,326

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Synchrony Financial	1,904	$47,638
T Rowe Price Group	854	108,168
Travelers	1,070	129,160
Truist Financial	5,160	217,339
Unum Group	1,152	20,344
US Bancorp	5,375	209,356
Wells Fargo	15,269	327,520
Willis Towers Watson	531	96,897
WR Berkley	680	40,882
Zions Bancorp	888	28,656
		10,408,915
Health Care — 14.1%
Abbott Laboratories	6,713	705,603
AbbVie	6,652	566,085
ABIOMED *	157	39,545
Agilent Technologies	1,276	130,267
Alexion Pharmaceuticals *	913	105,123
Align Technology *	288	122,711
AmerisourceBergen, Cl A	539	51,782
Amgen	2,202	477,702
Anthem	995	271,436
Baxter International	1,936	150,176
Becton Dickinson	1,166	269,498
Biogen Idec *	635	160,064
Bio-Rad Laboratories, Cl A *	72	42,222
Boston Scientific *	5,489	188,108
Bristol-Myers Squibb	8,474	495,305
Cardinal Health	1,181	54,078
Catalent *	745	65,388
Centene *	2,189	129,370
Cerner	1,141	79,973
Cigna	1,458	243,442
Cooper	200	63,810

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
CVS Health	5,184	$290,771
Danaher	2,376	545,387
DaVita *	353	30,446
DENTSPLY SIRONA	838	39,545
DexCom *	402	128,471
Edwards Lifesciences *	2,415	173,131
Eli Lilly	2,967	387,075
Gilead Sciences	4,604	267,723
HCA Healthcare *	1,099	136,210
Henry Schein *	685	43,552
Hologic *	1,034	71,160
Humana	508	202,834
IDEXX Laboratories *	355	150,811
Illumina *	564	165,083
Incyte *	726	62,901
Intuitive Surgical *	453	302,187
IQVIA Holdings *	744	114,568
Johnson & Johnson	10,088	1,383,166
Laboratory Corp of America Holdings *	392	78,310
McKesson	665	98,081
Medtronic	5,063	509,186
Merck	9,597	721,790
Mettler-Toledo International *	99	98,793
Mylan *	2,472	35,943
PerkinElmer	387	50,136
Perrigo	664	29,130
Pfizer	21,104	748,770
Quest Diagnostics	537	65,589
Regeneron Pharmaceuticals *	432	234,818
ResMed	592	113,629
STERIS	302	53,511
Stryker	1,269	256,351
Teleflex	170	54,099

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Thermo Fisher Scientific	1,498	$708,734
UnitedHealth Group	3,632	1,108,268
Universal Health Services, Cl B *	371	40,643
Varian Medical Systems *	338	58,406
Vertex Pharmaceuticals *	1,026	213,777
Waters *	257	57,265
West Pharmaceutical Services	268	72,915
Zimmer Biomet Holdings	786	103,831
Zoetis, Cl A	1,874	297,123
		14,715,807
Industrials — 8.4%
3M	2,139	342,154
Alaska Air Group *	625	23,681
Allegion	311	30,634
American Airlines Group *	1,965	22,165
AMETEK	856	84,059
AO Smith	413	21,348
Boeing	2,133	307,984
Carrier Global	2,995	100,003
Caterpillar	2,137	335,616
CH Robinson Worldwide	528	46,691
Cintas	317	99,712
Copart *	824	90,937
CSX	3,001	236,899
Cummins	553	121,599
Deere	1,149	259,571
Delta Air Lines *	2,539	77,795
Dover	516	57,126
Eaton	1,545	160,356
Emerson Electric	2,271	147,138
Equifax	486	66,387
Expeditors International of Washington	586	51,785
Fastenal	2,429	105,006

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
FedEx	921	$238,972
Flowserve	687	20,005
Fortive	1,447	89,135
Fortune Brands Home & Security	461	37,281
General Dynamics	877	115,176
General Electric	34,469	255,760
Honeywell International	2,628	433,489
Howmet Aerospace *	1,580	27,255
Huntington Ingalls Industries	195	28,759
IDEX	264	44,983
IHS Markit	1,253	101,330
Illinois Tool Works	1,124	220,169
Ingersoll Rand *	1,601	55,939
Jacobs Engineering Group	453	43,035
JB Hunt Transport Services	287	34,939
Johnson Controls International	2,822	119,117
Kansas City Southern	341	60,064
L3Harris Technologies	838	135,010
Lockheed Martin	912	319,319
Masco	934	50,062
Nielsen Holdings	1,763	23,818
Norfolk Southern	999	208,911
Northrop Grumman	606	175,631
Old Dominion Freight Line	343	65,297
Otis Worldwide	1,533	93,942
PACCAR	1,425	121,667
Parker-Hannifin	539	112,306
Pentair	833	41,450
Quanta Services	414	25,846
Raytheon Technologies	5,662	307,560
Republic Services, Cl A	857	75,562
Robert Half International	336	17,032
Rockwell Automation	489	115,952

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Rollins	697	$40,321
Roper Technologies	399	148,165
Snap-On	173	27,253
Southwest Airlines *	2,243	88,666
Stanley Black & Decker	685	113,847
Teledyne Technologies *	129	39,880
Textron	729	26,098
Trane Technologies	893	118,546
TransDigm Group *	213	101,688
Union Pacific	2,554	452,543
United Airlines Holdings *	914	30,948
United Parcel Service, Cl B	2,649	416,184
United Rentals *	251	44,751
Verisk Analytics, Cl A	679	120,842
Waste Management	1,480	159,707
Westinghouse Air Brake Technologies	780	46,254
WW Grainger	173	60,553
Xylem	716	62,392
		8,702,057
Information Technology — 27.6%
Accenture, Cl A	2,396	519,716
Adobe *	1,826	816,405
Advanced Micro Devices *	4,617	347,614
Akamai Technologies *	594	56,501
Amphenol, Cl A	1,131	127,622
Analog Devices	1,403	166,298
ANSYS *	326	99,225
Apple	62,110	6,761,295
Applied Materials	3,600	213,228
Arista Networks *	189	39,482
Autodesk *	842	198,325
Automatic Data Processing	1,694	267,584
Broadcom	1,516	530,039

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Broadridge Financial Solutions	413	$56,829
Cadence Design Systems *	1,155	126,322
CDW	521	63,875
Cisco Systems	16,003	574,508
Citrix Systems	467	52,897
Cognizant Technology Solutions, Cl A	2,042	145,840
Corning	3,259	104,190
DXC Technology *	1,290	23,762
F5 Networks *	284	37,755
Fidelity National Information Services	2,291	285,436
Fiserv *	2,209	210,893
FleetCor Technologies *	366	80,853
FLIR Systems	699	24,248
Fortinet *	577	63,683
Gartner *	348	41,795
Global Payments	1,172	184,871
Hewlett Packard Enterprise	4,559	39,390
HP	5,402	97,020
Intel	16,180	716,450
International Business Machines	3,324	371,158
Intuit	1,032	324,750
IPG Photonics *	105	19,526
Jack Henry & Associates	275	40,769
Juniper Networks	1,657	32,676
Keysight Technologies *	765	80,225
KLA	594	117,125
Lam Research	557	190,539
Leidos Holdings	476	39,508
Mastercard, Cl A	3,374	973,871
Maxim Integrated Products	974	67,839
Microchip Technology	1,003	105,395
Micron Technology *	4,252	214,046
Microsoft	29,228	5,917,793

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Motorola Solutions	709	$112,064
NetApp	906	39,764
NortonLifeLock	2,422	49,821
NVIDIA	2,361	1,183,711
Oracle	7,227	405,507
Paychex	1,306	107,418
Paycom Software *	221	80,464
PayPal Holdings *	4,467	831,443
Qorvo *	482	61,387
QUALCOMM	4,248	524,033
salesforce.com *	3,463	804,351
Seagate Technology	922	44,090
ServiceNow *	755	375,665
Skyworks Solutions	690	97,490
Synopsys *	619	132,379
TE Connectivity	1,256	121,681
Teradyne	763	67,030
Texas Instruments	3,445	498,113
Tyler Technologies *	142	54,582
VeriSign *	424	80,857
Visa, Cl A	6,450	1,172,030
Vontier *	567	16,296
Western Digital *	1,203	45,389
Western Union	1,728	33,592
Xerox Holdings	1,083	18,822
Xilinx	1,034	122,725
Zebra Technologies, Cl A *	212	60,132
		28,710,007
Materials — 2.3%
Air Products & Chemicals	852	235,357
Albemarle	349	32,530
Amcor	5,742	59,889
Avery Dennison	324	44,838

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Ball	1,348	$119,972
Celanese, Cl A	406	46,085
CF Industries Holdings	653	18,029
Corteva	3,054	100,721
Dow	3,059	139,154
DuPont de Nemours	2,789	158,638
Eastman Chemical	460	37,186
Ecolab	969	177,899
FMC	487	50,034
Freeport-McMoRan Copper & Gold *	5,272	91,416
International Flavors & Fragrances	427	43,836
International Paper	1,564	68,425
LyondellBasell Industries, Cl A	1,104	75,569
Martin Marietta Materials	251	66,854
Mosaic	1,816	33,596
Newmont	3,133	196,878
Nucor	1,070	51,103
Packaging Corp of America	319	36,522
PPG Industries	893	115,840
Sealed Air	705	27,911
Sherwin-Williams	315	216,714
Vulcan Materials	533	77,200
Westrock	1,319	49,529
		2,371,725
Real Estate — 2.7%
Alexandria Real Estate Equities ‡	546	82,730
American Tower, Cl A ‡	1,653	379,611
Apartment Investment & Management, Cl A ‡ *	793	25,297
AvalonBay Communities ‡	528	73,461
Boston Properties ‡	660	47,790
CBRE Group, Cl A *	1,218	61,388
Crown Castle International ‡	1,646	257,105
Digital Realty Trust ‡	1,098	158,442

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Duke Realty ‡	1,466	$55,693
Equinix ‡	349	255,203
Equity Residential ‡	1,440	67,651
Essex Property Trust ‡	268	54,830
Extra Space Storage ‡	514	59,598
Federal Realty Investment Trust ‡	371	25,517
Healthpeak Properties ‡	2,406	64,890
Host Hotels & Resorts ‡ *	2,688	28,170
Iron Mountain ‡	1,409	36,718
Kimco Realty ‡	2,172	22,285
Mid-America Apartment Communities ‡	455	53,067
ProLogis ‡	2,917	289,367
Public Storage ‡	624	142,940
Realty Income ‡	1,436	83,087
Regency Centers ‡	800	28,472
SBA Communications, Cl A ‡	421	122,246
Simon Property Group ‡	1,144	71,855
SL Green Realty ‡	390	16,696
UDR ‡	1,384	43,236
Ventas ‡	1,337	52,771
Vornado Realty Trust ‡	639	19,636
Welltower ‡	1,661	89,312
Weyerhaeuser ‡	2,731	74,529
		2,843,593
Utilities — 3.3%
AES	2,225	43,388
Alliant Energy	868	47,983
Ameren	1,007	81,688
American Electric Power	1,880	169,068
American Water Works	744	111,980
Atmos Energy	432	39,601
CenterPoint Energy	1,830	38,668
CMS Energy	1,152	72,956

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Covered Call ETF

	Shares/Number of Warrants	Value
COMMON STOCK — continued
Utilities — continued
Consolidated Edison	1,380	$108,316
Dominion Energy	3,242	260,462
DTE Energy	786	97,008
Duke Energy	2,894	266,566
Edison International	1,473	82,547
Entergy	816	82,595
Evergy	914	50,453
Eversource Energy	1,344	117,291
Exelon	4,059	161,913
FirstEnergy	2,365	70,288
NextEra Energy	7,380	540,290
NiSource	1,740	39,968
NRG Energy	801	25,328
Pinnacle West Capital	372	30,344
PPL	2,872	78,980
Public Service Enterprise Group	2,094	121,766
Sempra Energy	1,174	147,173
Southern	4,058	233,132
WEC Energy Group	1,313	132,022
Xcel Energy	2,186	153,086
		3,404,860
TOTAL UNITED STATES		104,470,849
TOTAL COMMON STOCK
(Cost $96,150,145)		104,916,573

WARRANT — 0.0%
Occidental Petroleum, Expires 8/6/27	517	$1,277
(Cost $–)		1,277
TOTAL INVESTMENTS — 100.9%
(Cost $96,150,145)		$104,917,850

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Covered Call ETF

	Number of Contracts	Value
WRITTEN OPTION— (1.2)%(1)
UNITED STATES— (1.2)%
(Premiums Received $2,883,608)	(320)	$(1,285,600)

Percentages are based on Net Assets of $103,991,720.
A list of the exchange traded option contracts held by the Fund at October 31, 2020, is as follows:
Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (1.2)%
Call Options
S&P 500 Index*	(320)	$(2,883,608)	$3,510.00	11/21/20	$(1,285,600)

*	Non-income producing security.
‡	Real Estate Investment Trust
+	Notional amount for all options totals $(104,638,720).
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at October 31, 2020 was $104,917,850.
Cl — Class
S&P — Standard & Poor’s

The following is a summary of the level of inputs used as of October 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$104,916,573	$—	$—	$104,916,573
Warrant	—	1,277	—	1,277
Total Investments in Securities	$104,916,573	$1,277	$—	$104,917,850

Liabilities	Level 1	Level 2	Level 3	Total
Written Option	$(1,285,600)	$—	$—	$(1,285,600)
Total Liabilities	$(1,285,600)	$—	$—	$(1,285,600)

For the year ended October 31, 2020, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X Russell 2000 Covered Call ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares/Number of Contracts	Value
EXCHANGE TRADED FUND — 100.7%‡(A)
Vanguard Russell 2000 ETF
(Cost $20,965,997)	174,870	$21,626,173
TOTAL INVESTMENTS — 100.7%
(Cost $20,965,997)		$21,626,173

WRITTEN OPTION— (0.9)%(1)
UNITED STATES— (0.9)%
(Premiums Received $736,785)	(140)	(196,700)

Percentages are based on Net Assets of $21,474,754.

A list of the exchange traded option contracts held by the Fund at October 31, 2020, is as follows:

Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (0.9)%
Call Options
Russell 2000 Index*	(140)	$(736,785)	$1,650.00	11/23/20	$(196,700)

‡	For financial information on the Vanguard Russell 2000 ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.
*	Non-Income producing security.
+	Notional amount for all options totals $(21,538,706).
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at October 31, 2020 was $21,626,173.

ETF — Exchange Traded Fund

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X Russell 2000 Covered Call ETF

The following is a summary of the level of inputs used as of October 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$21,626,173	$—	$—	$21,626,173
Total Investments in Securities	$21,626,173	$—	$—	$21,626,173

Liabilities	Level 1	Level 2	Level 3	Total
Written Option	$(196,700)	$—	$—	$(196,700)
Total Liabilities	$(196,700)	$—	$—	$(196,700)

For the year ended October 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X Nasdaq 100® Covered Call & Growth ETF

Sector Weightings (Unaudited)†:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.1%(A)
ARGENTINA— 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	29	$35,207
CHINA— 1.6%
Communication Services — 0.6%
Baidu ADR *	166	22,086
NetEase ADR	205	17,792
		39,878
Consumer Discretionary — 1.0%
JD.com ADR *	531	43,287
Pinduoduo ADR *	171	15,387
Trip.com Group ADR *	309	8,887
		67,561
TOTAL CHINA		107,439
ISRAEL— 0.1%
Information Technology — 0.1%
Check Point Software Technologies *	83	9,425
NETHERLANDS— 0.5%
Information Technology — 0.5%
ASML Holding, Cl G	45	16,254
NXP Semiconductors	166	22,430

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
TOTAL NETHERLANDS		$38,684
UNITED KINGDOM— 0.1%
Communication Services — 0.1%
Liberty Global *	236	4,404
Liberty Global, Cl A *	108	2,050
TOTAL UNITED KINGDOM		6,454
UNITED STATES— 97.3%
Communication Services — 19.4%
Activision Blizzard	455	34,457
Alphabet, Cl A *	159	256,961
Alphabet, Cl C *	154	249,636
Charter Communications, Cl A *	119	71,855
Comcast, Cl A	2,660	112,357
Electronic Arts *	171	20,491
Facebook, Cl A *	1,102	289,947
Fox, Cl A	203	5,384
Fox, Cl B	155	4,052
Netflix *	258	122,741
Sirius XM Holdings	2,567	14,709
Take-Two Interactive Software *	68	10,535
T-Mobile US *	721	79,000
		1,272,125
Consumer Discretionary — 17.3%
Amazon.com *	230	698,314
Booking Holdings *	24	38,940
Dollar Tree *	141	12,735
eBay	414	19,719
Expedia Group	80	7,532
Lululemon Athletica *	72	22,989
Marriott International, Cl A	191	17,740
O’Reilly Automotive *	43	18,774
Ross Stores	211	17,971

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Starbucks	680	$59,133
Tesla *	544	211,094
Ulta Beauty *	35	7,237
		1,132,178
Consumer Staples — 5.0%
Costco Wholesale	258	92,266
Keurig Dr Pepper	810	21,789
Kraft Heinz	723	22,117
Mondelez International, Cl A	828	43,983
Monster Beverage *	312	23,890
PepsiCo	807	107,565
Walgreens Boots Alliance	512	17,428
		329,038
Health Care — 6.3%
Alexion Pharmaceuticals *	130	14,968
Align Technology *	45	19,174
Amgen	342	74,193
Biogen Idec *	95	23,947
BioMarin Pharmaceutical *	106	7,890
Cerner	181	12,686
DexCom *	55	17,577
Gilead Sciences	727	42,275
IDEXX Laboratories *	50	21,241
Illumina *	86	25,172
Incyte *	130	11,263
Intuitive Surgical *	69	46,028
Moderna *	234	15,788
Regeneron Pharmaceuticals *	60	32,614
Seagen	103	17,180
Vertex Pharmaceuticals *	155	32,296
		414,292
Industrials — 1.8%
Cintas	60	18,873

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Copart *	138	$15,230
CSX	443	34,970
Fastenal	339	14,655
PACCAR	206	17,588
Verisk Analytics, Cl A	96	17,085
		118,401
Information Technology — 46.8%
Adobe *	280	125,188
Advanced Micro Devices *	681	51,272
Analog Devices	219	25,958
ANSYS *	50	15,219
Apple	7,846	854,116
Applied Materials	540	31,984
Autodesk *	130	30,620
Automatic Data Processing	248	39,174
Broadcom	233	81,464
Cadence Design Systems *	166	18,155
CDW	85	10,421
Cisco Systems	2,460	88,314
Citrix Systems	73	8,269
Cognizant Technology Solutions, Cl A	319	22,783
DocuSign, Cl A *	110	22,248
Fiserv *	395	37,711
Intel	2,482	109,903
Intuit	153	48,146
KLA	91	17,943
Lam Research	86	29,419
Maxim Integrated Products	158	11,005
Microchip Technology	150	15,762
Micron Technology *	658	33,124
Microsoft	3,472	702,975
NVIDIA	360	180,490
Paychex	211	17,355

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Information Technology — continued
PayPal Holdings *	684	$127,312
QUALCOMM	657	81,048
Skyworks Solutions	100	14,129
Splunk *	95	18,814
Synopsys *	90	19,247
Texas Instruments	533	77,066
VeriSign *	68	12,968
Workday, Cl A *	105	22,063
Xilinx	145	17,210
Zoom Video Communications, Cl A *	105	48,396
		3,067,271
Utilities — 0.7%
Exelon	575	22,937
Xcel Energy	311	21,779
		44,716
TOTAL UNITED STATES		6,378,021
TOTAL INVESTMENTS — 100.1%
(Cost $6,686,816)		$6,575,230

WRITTEN OPTION— (0.3)%(1)
UNITED STATES— (0.3)%
(Premiums Received $98,564)	(15)	(17,925)

Percentages are based on Net Assets of $6,567,556.

A list of the exchange traded option contracts held by the Fund at October 31, 2020, is as follows:

Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (0.3)%
Call Options
November 20 Calls on NDX*	(15)	$(98,564)	$2,400.00	11/23/20	$(17,925)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X Nasdaq 100® Covered Call & Growth ETF

*	Non-income producing security.
+	Notional amount for all options totals $(3,315,884).
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at October 31, 2020 was $6,575,230.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of October 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,575,230	$—	$—	$6,575,230
Total Investments in Securities	$6,575,230	$—	$—	$6,575,230

Liabilities	Level 1	Level 2	Level 3	Total
Written Option	$(17,925)	$—	$—	$(17,925)
Total Liabilities	$(17,925)	$—	$—	$(17,925)

For the year ended October 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Covered Call & Growth ETF

Sector Weightings (Unaudited)†:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.1%(A)
UNITED KINGDOM— 0.4%
Energy — 0.0%
TechnipFMC	58	$321
Materials — 0.4%
Linde	72	15,864
TOTAL UNITED KINGDOM		16,185
UNITED STATES— 99.7%
Communication Services — 11.1%
Activision Blizzard	106	8,027
Alphabet, Cl A *	41	66,261
Alphabet, Cl C *	40	64,840
AT&T	984	26,588
CenturyLink	136	1,172
Charter Communications, Cl A *	20	12,076
Comcast, Cl A	629	26,570
Discovery, Cl A *	21	425
Discovery, Cl C *	42	769

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
DISH Network, Cl A *	33	$841
Electronic Arts *	39	4,673
Facebook, Cl A *	327	86,038
Fox, Cl A	48	1,273
Fox, Cl B	21	549
Interpublic Group	54	977
Live Nation Entertainment *	21	1,025
Netflix *	59	28,069
News, Cl A	54	709
News, Cl B	18	234
Omnicom Group	30	1,416
Take-Two Interactive Software *	15	2,324
T-Mobile US *	81	8,875
Twitter *	109	4,508
Verizon Communications	557	31,743
ViacomCBS, Cl B	78	2,228
Walt Disney	243	29,464
		411,674
Consumer Discretionary — 11.6%
Advance Auto Parts	9	1,326
Amazon.com *	58	176,096
Aptiv *	37	3,571
AutoZone *	3	3,387
Best Buy	33	3,681
Booking Holdings *	5	8,113
BorgWarner	30	1,049
CarMax *	22	1,902
Carnival	72	987
Chipotle Mexican Grill, Cl A *	4	4,806
Darden Restaurants	18	1,655
Dollar General	32	6,679
Dollar Tree *	33	2,981
Domino’s Pizza	6	2,270

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
DR Horton	45	$3,006
eBay	91	4,334
Etsy *	16	1,945
Expedia Group	18	1,695
Ford Motor *	539	4,166
Gap	28	545
Garmin	21	2,184
General Motors *	174	6,009
Genuine Parts	21	1,899
Hanesbrands	48	771
Hasbro	18	1,489
Hilton Worldwide Holdings	39	3,425
Home Depot	145	38,672
L Brands *	33	1,056
Las Vegas Sands *	45	2,163
Leggett & Platt	18	751
Lennar, Cl A	39	2,739
LKQ *	39	1,248
Lowe’s	105	16,600
Marriott International, Cl A *	36	3,344
McDonald’s	102	21,725
MGM Resorts International	57	1,172
Mohawk Industries *	9	929
Newell Brands	51	901
NIKE, Cl B	172	20,654
Norwegian Cruise Line Holdings *	39	649
NVR *	1	3,953
O’Reilly Automotive *	10	4,366
Pool	6	2,099
PulteGroup	36	1,467
PVH *	9	525
Ralph Lauren, Cl A *	6	401
Ross Stores *	48	4,088

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Royal Caribbean Cruises *	24	$1,354
Starbucks	162	14,087
Tapestry *	39	867
Target	69	10,502
Tiffany	15	1,963
TJX *	166	8,433
Tractor Supply	15	1,998
Ulta Beauty *	5	1,034
Under Armour, Cl A *	27	374
Under Armour, Cl C *	27	330
VF	45	3,024
Whirlpool	9	1,665
Wynn Resorts *	12	869
Yum! Brands	42	3,920
		429,893
Consumer Staples — 7.0%
Altria Group	256	9,236
Archer-Daniels-Midland	76	3,514
Brown-Forman, Cl B	24	1,673
Campbell Soup	27	1,260
Church & Dwight	33	2,917
Clorox	18	3,731
Coca-Cola	533	25,616
Colgate-Palmolive	118	9,308
Conagra Brands	67	2,351
Constellation Brands, Cl A	24	3,966
Costco Wholesale	61	21,815
Estee Lauder, Cl A	30	6,590
General Mills	84	4,966
Hershey	21	2,887
Hormel Foods	39	1,899
JM Smucker	15	1,683
Kellogg	36	2,264

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Kimberly-Clark	48	$6,364
Kraft Heinz	90	2,753
Kroger	108	3,479
Lamb Weston Holdings	21	1,332
McCormick	18	3,249
Molson Coors Beverage, Cl B *	27	952
Mondelez International, Cl A	196	10,413
Monster Beverage *	51	3,905
PepsiCo	186	24,792
Philip Morris International	214	15,199
Procter & Gamble	337	46,202
Sysco	70	3,872
Tyson Foods, Cl A	40	2,289
Walgreens Boots Alliance	99	3,370
Walmart	192	26,639
		260,486
Energy — 2.0%
Apache	51	423
Baker Hughes, Cl A	90	1,329
Cabot Oil & Gas	54	961
Chevron	265	18,418
Concho Resources	27	1,121
ConocoPhillips	148	4,236
Devon Energy	54	482
Diamondback Energy	21	545
EOG Resources	81	2,773
Exxon Mobil	584	19,049
Halliburton	121	1,459
Hess	39	1,452
HollyFrontier	21	389
Kinder Morgan	268	3,189
Marathon Oil	109	432
Marathon Petroleum	90	2,655

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
National Oilwell Varco *	54	$454
Occidental Petroleum	115	1,050
ONEOK	61	1,769
Phillips 66	60	2,800
Pioneer Natural Resources	24	1,909
Schlumberger	192	2,868
Valero Energy	57	2,201
Williams	168	3,224
		75,188
Financials — 9.9%
Aflac	91	3,089
Allstate	42	3,728
American Express	90	8,212
American International Group	120	3,779
Ameriprise Financial	18	2,895
Aon, Cl A	33	6,072
Arthur J Gallagher	27	2,800
Assurant	9	1,119
Bank of America	1,053	24,956
Bank of New York Mellon	112	3,848
Berkshire Hathaway, Cl B *	269	54,312
BlackRock, Cl A	19	11,386
Capital One Financial	63	4,604
Cboe Global Markets	15	1,219
Charles Schwab	205	8,428
Chubb	63	8,185
Cincinnati Financial	21	1,486
Citigroup	286	11,846
Citizens Financial Group	60	1,635
CME Group, Cl A	49	7,385
Comerica	18	819
Discover Financial Services	42	2,730
Everest Re Group	6	1,182

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Fifth Third Bancorp	99	$2,299
First Republic Bank	24	3,027
Franklin Resources	36	675
Globe Life	13	1,054
Goldman Sachs Group	48	9,074
Hartford Financial Services Group	49	1,887
Huntington Bancshares	141	1,472
Intercontinental Exchange	78	7,363
Invesco	51	669
JPMorgan Chase	412	40,393
KeyCorp	135	1,752
Lincoln National	24	842
Loews	33	1,144
M&T Bank	18	1,864
MarketAxess Holdings	4	2,155
Marsh & McLennan	69	7,139
MetLife	106	4,012
Moody’s	23	6,047
Morgan Stanley	195	9,389
MSCI, Cl A	12	4,198
Nasdaq	15	1,815
Northern Trust	30	2,348
People’s United Financial	58	619
PNC Financial Services Group	58	6,489
Principal Financial Group	36	1,412
Progressive	81	7,444
Prudential Financial	54	3,457
Raymond James Financial	18	1,376
Regions Financial	132	1,756
S&P Global	33	10,650
State Street	48	2,827
SVB Financial Group *	6	1,744
Synchrony Financial	75	1,877

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
T Rowe Price Group	31	$3,926
Travelers	36	4,346
Truist Financial	186	7,834
Unum Group	27	477
US Bancorp	189	7,362
Wells Fargo	569	12,205
Willis Towers Watson	18	3,285
WR Berkley	19	1,142
Zions Bancorp	24	774
		367,335
Health Care — 14.1%
Abbott Laboratories	244	25,647
AbbVie	244	20,765
ABIOMED *	6	1,511
Agilent Technologies	42	4,288
Alexion Pharmaceuticals *	30	3,454
Align Technology *	9	3,835
AmerisourceBergen, Cl A	21	2,017
Amgen	81	17,573
Anthem	33	9,002
Baxter International	69	5,352
Becton Dickinson	39	9,014
Biogen Idec *	21	5,293
Bio-Rad Laboratories, Cl A *	3	1,759
Boston Scientific *	198	6,785
Bristol-Myers Squibb	310	18,120
Cardinal Health	40	1,832
Catalent *	24	2,106
Centene *	81	4,787
Cerner	42	2,944
Cigna	51	8,515
Cooper	6	1,914
CVS Health	181	10,152

The accompanying notes are an integral part of the financial statements.

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Danaher	87	$19,970
DaVita *	12	1,035
DENTSPLY SIRONA	30	1,416
DexCom *	13	4,155
Edwards Lifesciences *	87	6,237
Eli Lilly	105	13,698
Gilead Sciences	172	10,002
HCA Healthcare *	36	4,462
Henry Schein *	21	1,335
Hologic *	36	2,478
Humana	18	7,187
IDEXX Laboratories *	12	5,098
Illumina *	18	5,269
Incyte *	27	2,339
Intuitive Surgical *	16	10,673
IQVIA Holdings *	27	4,158
Johnson & Johnson	356	48,812
Laboratory Corp of America Holdings *	13	2,597
McKesson	22	3,245
Medtronic	186	18,706
Merck	349	26,248
Mettler-Toledo International *	3	2,994
Mylan *	72	1,047
PerkinElmer	15	1,943
Perrigo	18	790
Pfizer	767	27,213
Quest Diagnostics	18	2,199
Regeneron Pharmaceuticals *	13	7,066
ResMed	21	4,031
STERIS	12	2,126
Stryker	45	9,090
Teleflex	6	1,909
Thermo Fisher Scientific	53	25,075

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
UnitedHealth Group	128	$39,058
Universal Health Services, Cl B *	12	1,315
Varian Medical Systems *	12	2,074
Vertex Pharmaceuticals *	36	7,501
Waters *	9	2,005
West Pharmaceutical Services	11	2,993
Zimmer Biomet Holdings	28	3,699
Zoetis, Cl A	66	10,464
		520,377
Industrials — 8.4%
3M	76	12,157
Alaska Air Group *	18	682
Allegion	12	1,182
American Airlines Group *	70	790
AMETEK	33	3,241
AO Smith	18	930
Boeing	73	10,540
Carrier Global	112	3,740
Caterpillar	75	11,779
CH Robinson Worldwide	18	1,592
Cintas	12	3,775
Copart *	28	3,090
CSX	105	8,289
Cummins	21	4,618
Deere	41	9,262
Delta Air Lines *	88	2,696
Dover	21	2,325
Eaton	55	5,708
Emerson Electric	82	5,313
Equifax	18	2,459
Expeditors International of Washington	24	2,121
Fastenal	79	3,415
FedEx	33	8,563

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Flowserve	18	$524
Fortive	46	2,834
Fortune Brands Home & Security	18	1,456
General Dynamics	33	4,334
General Electric	1,207	8,956
Honeywell International	96	15,835
Howmet Aerospace *	54	932
Huntington Ingalls Industries	6	885
IDEX	9	1,534
IHS Markit	51	4,125
Illinois Tool Works	39	7,639
Ingersoll Rand *	51	1,782
Jacobs Engineering Group	18	1,710
JB Hunt Transport Services	12	1,461
Johnson Controls International	102	4,305
Kansas City Southern	12	2,114
L3Harris Technologies	30	4,833
Lockheed Martin	34	11,905
Masco	36	1,930
Nielsen Holdings	49	662
Norfolk Southern	36	7,528
Northrop Grumman	21	6,086
Old Dominion Freight Line	12	2,284
Otis Worldwide	57	3,493
PACCAR	48	4,098
Parker-Hannifin	18	3,750
Pentair	24	1,194
Quanta Services	18	1,124
Raytheon Technologies	211	11,462
Republic Services, Cl A	30	2,645
Robert Half International	15	760
Rockwell Automation	15	3,557
Rollins	21	1,215

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Roper Technologies	15	$5,570
Snap-On	7	1,103
Southwest Airlines *	81	3,201
Stanley Black & Decker	21	3,490
Teledyne Technologies *	3	927
Textron	31	1,110
Trane Technologies	33	4,381
TransDigm Group *	8	3,819
Union Pacific	93	16,479
United Airlines Holdings *	39	1,321
United Parcel Service, Cl B	94	14,767
United Rentals *	9	1,605
Verisk Analytics, Cl A	22	3,915
Waste Management	54	5,827
Westinghouse Air Brake Technologies	24	1,423
WW Grainger	6	2,100
Xylem	24	2,091
		310,348
Information Technology — 27.5%
Accenture, Cl A	87	18,871
Adobe *	66	29,510
Advanced Micro Devices *	162	12,197
Akamai Technologies *	22	2,093
Amphenol, Cl A	42	4,739
Analog Devices	51	6,045
ANSYS *	12	3,652
Apple	2,195	238,947
Applied Materials	126	7,463
Arista Networks *	5	1,045
Autodesk *	30	7,066
Automatic Data Processing	60	9,478
Broadcom	54	18,880
Broadridge Financial Solutions	15	2,064

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cadence Design Systems *	39	$4,265
CDW	21	2,575
Cisco Systems	584	20,966
Citrix Systems	18	2,039
Cognizant Technology Solutions, Cl A	75	5,357
Corning	105	3,357
DXC Technology *	36	663
F5 Networks *	9	1,196
Fidelity National Information Services	85	10,590
Fiserv *	76	7,256
FleetCor Technologies *	12	2,651
FLIR Systems	18	624
Fortinet *	18	1,987
Gartner *	12	1,441
Global Payments	42	6,625
Hewlett Packard Enterprise	178	1,538
HP	190	3,412
Intel	587	25,993
International Business Machines	123	13,734
Intuit	36	11,328
IPG Photonics *	6	1,116
Jack Henry & Associates	12	1,779
Juniper Networks	45	887
Keysight Technologies *	27	2,831
KLA	21	4,141
Lam Research	18	6,157
Leidos Holdings	18	1,494
Mastercard, Cl A	119	34,348
Maxim Integrated Products	36	2,507
Microchip Technology	36	3,783
Micron Technology *	153	7,702
Microsoft	1,033	209,153
Motorola Solutions	24	3,793

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
NetApp	30	$1,317
NortonLifeLock	81	1,666
NVIDIA	83	41,614
Oracle	268	15,037
Paychex	45	3,701
Paycom Software *	6	2,185
PayPal Holdings *	158	29,409
Qorvo *	15	1,910
QUALCOMM	156	19,244
salesforce.com *	122	28,337
Seagate Technology	30	1,435
ServiceNow *	25	12,439
Skyworks Solutions	24	3,391
Synopsys *	21	4,491
TE Connectivity	45	4,360
Teradyne	24	2,108
Texas Instruments	126	18,218
Tyler Technologies *	6	2,306
VeriSign *	15	2,861
Visa, Cl A	228	41,429
Vontier *	18	517
Western Digital *	42	1,585
Western Union	57	1,108
Xerox Holdings	24	417
Xilinx	33	3,917
Zebra Technologies, Cl A *	8	2,269
		1,016,609
Materials — 2.3%
Air Products & Chemicals	30	8,287
Albemarle	15	1,398
Amcor	217	2,263
Avery Dennison	12	1,661
Ball	45	4,005

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Celanese, Cl A	15	$1,703
CF Industries Holdings	30	828
Corteva	103	3,397
Dow	102	4,640
DuPont de Nemours	102	5,802
Eastman Chemical	18	1,455
Ecolab	33	6,058
FMC	18	1,849
Freeport-McMoRan Copper & Gold *	201	3,485
International Flavors & Fragrances	15	1,540
International Paper	54	2,363
LyondellBasell Industries, Cl A	36	2,464
Martin Marietta Materials	9	2,397
Mosaic	48	888
Newmont	111	6,976
Nucor	42	2,006
Packaging Corp of America	12	1,374
PPG Industries	33	4,281
Sealed Air	21	831
Sherwin-Williams	10	6,880
Vulcan Materials	18	2,607
Westrock	36	1,352
		82,790
Real Estate — 2.6%
Alexandria Real Estate Equities ‡	15	2,273
American Tower, Cl A ‡	58	13,321
Apartment Investment & Management, Cl A ‡ *	21	670
AvalonBay Communities ‡	19	2,643
Boston Properties ‡	19	1,376
CBRE Group, Cl A *	46	2,318
Crown Castle International ‡	57	8,904
Digital Realty Trust ‡	36	5,195
Duke Realty ‡	51	1,937

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Equinix ‡	12	$8,775
Equity Residential ‡	48	2,255
Essex Property Trust ‡	9	1,841
Extra Space Storage ‡	18	2,087
Federal Realty Investment Trust ‡	9	619
Healthpeak Properties ‡	75	2,023
Host Hotels & Resorts ‡ *	97	1,017
Iron Mountain ‡	39	1,016
Kimco Realty ‡	60	616
Mid-America Apartment Communities ‡	15	1,749
ProLogis ‡	102	10,118
Public Storage ‡	21	4,810
Realty Income ‡	48	2,777
Regency Centers ‡	21	747
SBA Communications, Cl A ‡	15	4,356
Simon Property Group ‡	42	2,638
SL Green Realty ‡	9	385
UDR ‡	42	1,312
Ventas ‡	51	2,013
Vornado Realty Trust ‡	21	645
Welltower ‡	57	3,065
Weyerhaeuser ‡	103	2,811
		96,312
Utilities — 3.2%
AES	93	1,814
Alliant Energy	34	1,880
Ameren	33	2,677
American Electric Power	69	6,205
American Water Works	24	3,612
Atmos Energy	18	1,650
CenterPoint Energy	75	1,585
CMS Energy	39	2,470
Consolidated Edison	45	3,532

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Covered Call & Growth ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Utilities — continued
Dominion Energy	117	$9,400
DTE Energy	27	3,332
Duke Energy	102	9,395
Edison International	52	2,914
Entergy	27	2,733
Evergy	31	1,711
Eversource Energy	48	4,189
Exelon	135	5,385
FirstEnergy	75	2,229
NextEra Energy	260	19,035
NiSource	54	1,240
NRG Energy	33	1,043
Pinnacle West Capital	15	1,224
PPL	106	2,915
Public Service Enterprise Group	69	4,012
Sempra Energy	39	4,889
Southern	145	8,330
WEC Energy Group	43	4,324
Xcel Energy	72	5,042
		118,767
TOTAL UNITED STATES		3,689,779
TOTAL INVESTMENTS — 100.1%
(Cost $3,766,991)		$3,705,964

WRITTEN OPTION— (0.2)%(1)
UNITED STATES— (0.2)%
(Premiums Received $50,826)	(56)	(7,700)

Percentages are based on Net Assets of $3,703,891.

 The accompanying notes are an integral part of the financial statements

Schedule of Investments	October 31, 2020
Global X S&P 500® Covered Call & Growth ETF
A list of the exchange traded option contracts held by the Fund at October 31, 2020, is as follows:

Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (0.2)%
Call Options
S&P 500 Index*	(56)	$(50,826)	$351.00	11/23/20	$(7,700)

*	Non-income producing security.
‡	Real Estate Investment Trust
+	Notional amount for all options totals $(1,831,200).
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at October 31, 2020 was $3,705,964.

Cl — Class
S&P — Standard & Poor’s

The following is a summary of the level of inputs used as of October 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,705,964	$—	$—	$3,705,964
Total Investments in Securities	$3,705,964	$—	$—	$3,705,964

Liabilities	Level 1	Level 2	Level 3	Total
Written Option	$(7,700)	$—	$—	$(7,700)
Total Liabilities	$(7,700)	$—	$—	$(7,700)

For the year ended October 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X SuperIncome™ Preferred ETF

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
PREFERRED STOCK — 96.2%
BERMUDA— 0.9%
Financials — 0.9%
PartnerRe, 7.250%	66,311	$1,732,707
TOTAL BERMUDA		1,732,707
UNITED KINGDOM— 4.1%
Financials — 4.1%
HSBC Holdings, 6.200%	296,239	7,640,004
TOTAL UNITED KINGDOM		7,640,004

UNITED STATES— 91.2%
Consumer Staples — 1.7%
CHS, Ser 4, 7.500%	114,268	3,201,789
Energy — 6.2%
Crestwood Equity Partners, 9.250%	403,859	2,483,733
Energy Transfer Operating, 7.625%, VAR ICE LIBOR USD 3 Month+4.738%	100,089	1,875,668

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Energy — continued
Energy Transfer Operating, 7.600%, VAR ICE LIBOR USD 3 Month+5.161%	174,751	$3,398,907
Energy Transfer Operating, 7.375%, VAR ICE LIBOR USD 3 Month+4.530%	100,368	1,835,731
NuStar Logistics, 6.971%, VAR ICE LIBOR USD 3 Month+6.734%	92,864	1,740,271
		11,334,310
Financials — 65.7%
AGNC Investment, 7.000%, VAR ICE LIBOR USD 3 Month+5.111% ‡	76,433	1,746,494
AGNC Investment, 6.500%, VAR ICE LIBOR USD 3 Month+4.993% ‡ (A)	93,073	2,063,428
AGNC Investment, 6.125%, VAR ICE LIBOR USD 3 Month+4.697% ‡	134,609	2,914,285
American Equity Investment Life Holding, 6.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.297%	63,321	1,650,145
Annaly Capital Management, Ser D, 7.500% ‡	103,894	2,633,713
Annaly Capital Management, 6.950%, VAR ICE LIBOR USD 3 Month+4.993% ‡	163,471	3,679,732
Annaly Capital Management, 6.500%, VAR ICE LIBOR USD 3 Month+4.172% ‡	111,881	2,347,263
Athene Holding, 6.350%, VAR ICE LIBOR USD 3 Month+4.253%	189,744	5,081,344
Athene Holding, 5.625%	76,621	1,971,458
Bank of America, 6.200%	252,037	6,381,577
Capital One Financial, 6.200%	112,521	2,863,660
Charles Schwab, 5.950%	168,808	4,372,127
Citigroup, Ser J, 7.125%, VAR ICE LIBOR USD 3 Month+4.040%	127,478	3,605,078
Citigroup, 6.875%, VAR ICE LIBOR USD 3 Month+4.130%	200,462	5,560,816

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Fifth Third Bancorp, 6.625%, VAR ICE LIBOR USD 3 Month+3.710%	101,308	$2,864,990
GMAC Capital Trust I, Ser 2, 6.065%, VAR ICE LIBOR USD 3 Month+5.785%	366,466	9,432,835
Goldman Sachs Group, 6.375%, VAR ICE LIBOR USD 3 Month+3.550% (A)	156,709	4,353,376
Goldman Sachs Group, 6.300%	151,983	3,974,356
Hartford Financial Services Group, 7.875%, VAR ICE LIBOR USD 3 Month+5.596%	137,816	3,784,427
Huntington Bancshares, 6.250%	137,086	3,512,143
JPMorgan Chase, 6.150%	260,500	6,611,490
Morgan Stanley, Ser E, 7.125%, VAR ICE LIBOR USD 3 Month+4.320%	167,036	4,802,285
Morgan Stanley, Ser F, 6.875%, VAR ICE LIBOR USD 3 Month+3.940%	163,200	4,559,808
New Residential Investment, 6.375%, VAR ICE LIBOR USD 3 Month+4.969% ‡	91,375	1,620,079
New York Community Bancorp, 6.375%, VAR ICE LIBOR USD 3 Month+3.821%	115,316	2,990,144
Regions Financial, Ser B, 6.375%, VAR ICE LIBOR USD 3 Month+3.536%	109,529	3,110,624
Reinsurance Group of America, 6.200%, VAR ICE LIBOR USD 3 Month+4.370%	90,736	2,393,616
Synchrony Financial, 5.625%	167,005	4,190,155
Synovus Financial, 5.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.127%	76,808	1,979,342
US Bancorp, 6.500%, VAR ICE LIBOR USD 3 Month+4.468%	250,035	6,668,434
Wells Fargo, 6.625%, VAR ICE LIBOR USD 3 Month+3.690%	187,656	5,252,491

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Wintrust Financial, 6.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.507%	65,418	$1,741,427
		120,713,142
Industrials — 1.9%
WESCO International, 10.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+10.325%	122,166	3,540,370
Information Technology — 7.1%
Broadcom, 8.000%	7,458	8,874,946
II-VI, 6.000%	12,428	2,586,018
Sabre, 6.500%	16,980	1,617,854
		13,078,818
Real Estate — 2.8%
Monmouth Real Estate Investment, 6.125% ‡	96,949	2,414,030
VEREIT, Ser F, 6.700% ‡	107,085	2,693,188
		5,107,218
Utilities — 5.8%
CenterPoint Energy, 7.000% *	105,814	4,208,223
NiSource, 6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.632%	112,796	3,131,217
Sempra Energy, 6.750% *	32,490	3,316,904
		10,656,344
TOTAL UNITED STATES		167,631,991
TOTAL PREFERRED STOCK
(Cost $176,856,709)		177,004,702

COMMON STOCK — 3.5%
Consumer Discretionary — 3.5%
Qurate Retail (Cost $6,683,777)	67,358	6,588,960

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X SuperIncome™ Preferred ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $99,691)	99,691	$99,691

REPURCHASE AGREEMENT(B) — 0.5%
BNP Paribas
0.060%, dated 10/30/20, to be repurchased on 11/02/20, repurchase price $863,753 (collateralized by U.S. Treasury Obligations, ranging in par value $40,616 - $140,016, 1.625%, 11/15/2022, with a total market value of $880,712)

(Cost $863,609)	$863,609	863,609

TOTAL INVESTMENTS — 100.3%
(Cost $184,503,786)		$184,556,962

Percentages are based on Net Assets of $184,015,344.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at October 31, 2020. The total value of securities on loan at October 31, 2020 was $944,271.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2020, was $963,300.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2020.

Cl — Class
ICE —  Intercontinental Exchange
LIBOR — London Interbank Offered Rate
Ser — Series
USD — U.S. Dollar
VAR – Variable Rate

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X SuperIncome™ Preferred ETF

The following is a summary of the level of inputs used as of October 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$177,004,702	$—	$—	$177,004,702
Common Stock	6,588,960	—	—	6,588,960
Short-Term Investment	99,691	—	—	99,691
Repurchase Agreement	—	863,609	—	863,609
Total Investments in Securities	$183,693,353	$863,609	$—	$184,556,962

For the year ended October 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X YieldCo & Renewable Energy Income ETF

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 88.7%
AUSTRALIA— 3.9%
Utilities — 3.9%
AGL Energy	293,238	$2,569,969
BRAZIL— 4.0%
Utilities — 4.0%
Engie Brasil Energia	383,677	2,654,332
CANADA— 17.7%
Utilities — 17.7%
Algonquin Power & Utilities	275,689	4,176,636
Boralex, Cl A	48,436	1,407,654
Innergex Renewable Energy	81,947	1,476,257
Northland Power	94,356	3,049,311
TransAlta Renewables	124,951	1,564,992
TOTAL CANADA		11,674,850
CHILE— 10.7%
Utilities — 10.7%
Colbun	8,242,224	1,242,675
Enel Americas	27,261,064	3,613,536
Enel Chile	32,531,014	2,180,838
TOTAL CHILE		7,037,049

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X YieldCo & Renewable Energy Income ETF
	Shares	Value
COMMON STOCK — continued
CHINA— 4.9%
Industrials — 0.8%
Xinjiang Goldwind Science & Technology, Cl H	371,941	$489,216
Utilities — 4.1%
China Longyuan Power Group, Cl H	1,567,000	1,070,956
Xinyi Energy Holdings	3,173,200	1,632,664
		2,703,620
TOTAL CHINA		3,192,836
GERMANY— 1.9%
Utilities — 1.9%
Encavis	64,511	1,268,458
ITALY— 5.4%
Utilities — 5.4%
ACEA	100,063	1,986,154
ERG	70,600	1,600,359
TOTAL ITALY		3,586,513
NEW ZEALAND— 13.9%
Utilities — 13.9%
Contact Energy	337,558	1,646,418
Infratil	339,212	1,215,082
Mercury NZ	640,652	2,265,224
Meridian Energy	1,167,657	4,090,028
TOTAL NEW ZEALAND		9,216,752
PORTUGAL— 5.7%
Utilities — 5.7%
Energias de Portugal	759,547	3,744,297
RUSSIA— 2.7%
Utilities — 2.7%
RusHydro PJSC	198,205,119	1,800,335
SPAIN— 2.1%
Utilities — 2.1%
Atlantica Sustainable Infrastructure	47,722	1,407,322

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X YieldCo & Renewable Energy Income ETF
	Shares	Value
COMMON STOCK — continued
THAILAND— 0.9%
Utilities — 0.9%
BCPG NVDR	962,100	$354,990
Gunkul Engineering NVDR	4,140,000	270,975
TOTAL THAILAND		625,965
UNITED STATES— 14.9%
Financials — 2.2%
Hannon Armstrong Sustainable Infrastructure Capital ‡	34,807	1,456,673
Utilities — 12.7%
Avista	31,897	1,059,618
Clearway Energy, Cl A	16,169	423,789
Hawaiian Electric Industries	51,310	1,695,282
IDACORP	23,717	2,080,692
NextEra Energy Partners	30,802	1,934,366
NorthWestern	23,753	1,238,244
		8,431,991
TOTAL UNITED STATES		9,888,664
TOTAL COMMON STOCK
(Cost $57,340,067)		58,667,342

MASTER LIMITED PARTNERSHIP — 7.0%
Utilities — 7.0%
Brookfield Renewable Partners, Cl A (A)
(Cost $3,093,960)	86,145	4,664,693

CLOSED-END FUNDS — 4.0%
UNITED KINGDOM— 4.0%
Utilities — 4.0%
Greencoat UK Wind	712,943	1,242,626
Renewables Infrastructure Group	822,679	1,438,146

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X YieldCo & Renewable Energy Income ETF

	Shares/Number of Rights	Value
CLOSED-END FUNDS — continued
(Cost $2,583,185)		$2,680,772

RIGHT — 0.0%
Thailand — 0.0%
BCPG Right*#(B)(C)(D)	113,637	—

TOTAL RIGHT (Cost $–)		—
TOTAL INVESTMENTS — 99.7%
(Cost $63,017,212)		$66,012,807

Percentages are based on Net Assets of $66,192,010.

*	Non-income producing security.
#	Expiration Date not available.
‡	Real Estate Investment Trust
(A)	Security considered Master Limited Partnership. At October 31, 2020, these securities amounted to $4,664,693 or 7.0% of Net Assets of the Fund.
(B)	Security considered illiquid. The total value of such securities as of October 31, 2020 was $0 and represented 0.00% of Net Assets of the Fund.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2020, was $0 and represents 0.00% of Net Assets of the Fund.

(D)	Level 3 security in accordance with fair value hierarchy.

Cl — Class
NVDR  — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	OctoRber 31, 2020
Global X YieldCo & Renewable Energy Income ETF
The following is a summary of the level of inputs used as of October 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$58,667,342	$—	$—	$58,667,342
Master Limited Partnership	4,664,693	—	—	4,664,693
Closed-End Funds	2,680,772	—	—	2,680,772
Right	—	—	—	—
Total Investments in Securities	$66,012,807	$—	$—	$66,012,807

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the year ended October 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Catholic Values ETF

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
UNITED KINGDOM— 0.5%
Energy — 0.0%
TechnipFMC	6,320	$34,950
Materials — 0.5%
Linde	7,322	1,613,330
TOTAL UNITED KINGDOM		1,648,280
UNITED STATES— 99.3%
Communication Services — 11.1%
Activision Blizzard	10,930	827,729
Alphabet, Cl A *	4,175	6,747,259
Alphabet, Cl C *	4,079	6,612,100
AT&T	101,345	2,738,342
CenturyLink	13,904	119,852
Charter Communications, Cl A *	2,081	1,256,549
Comcast, Cl A	64,972	2,744,417
Discovery, Cl A *	2,231	45,155
Discovery, Cl C *	4,852	88,889

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
DISH Network, Cl A *	3,537	$90,158
Electronic Arts *	4,172	499,931
Facebook, Cl A *	33,472	8,806,819
Fox, Cl A	4,942	131,062
Fox, Cl B	2,266	59,233
Interpublic Group	5,611	101,503
Live Nation Entertainment *	1,651	80,569
Netflix *	6,240	2,968,618
News, Cl A	5,508	72,320
News, Cl B	1,700	22,134
Omnicom Group	3,249	153,353
Take-Two Interactive Software *	1,595	247,097
T-Mobile US *	8,087	886,093
Twitter *	10,637	439,946
Verizon Communications	57,193	3,259,429
ViacomCBS, Cl B	7,912	226,046
Walt Disney	24,958	3,026,157
		42,250,760
Consumer Discretionary — 11.6%
Advance Auto Parts	992	146,102
Amazon.com *	5,984	18,168,321
Aptiv *	3,802	366,855
AutoZone *	310	349,984
Best Buy	3,266	364,322
Booking Holdings *	595	965,387
BorgWarner	2,929	102,456
CarMax *	2,529	218,607
Carnival	6,568	90,047
Chipotle Mexican Grill, Cl A *	352	422,921
Darden Restaurants	1,779	163,526
Dollar General	3,712	774,732
Dollar Tree *	3,441	310,791
Domino’s Pizza	515	194,835

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
DR Horton	4,868	$325,231
eBay	9,139	435,291
Expedia Group	1,864	175,496
Ford Motor *	56,388	435,879
Gap	3,128	60,840
Garmin	1,775	184,636
General Motors *	18,361	634,006
Genuine Parts	2,124	192,074
Hanesbrands	5,297	85,123
Hasbro	1,720	142,278
Hilton Worldwide Holdings	4,142	363,709
Home Depot	15,280	4,075,328
L Brands *	3,396	108,706
Las Vegas Sands *	4,806	230,976
Leggett & Platt	1,916	79,955
Lennar, Cl A	4,044	284,010
LKQ *	4,462	142,739
Lowe’s	10,589	1,674,121
Marriott International, Cl A *	3,933	365,297
McDonald’s	10,293	2,192,409
Mohawk Industries *	921	95,038
NIKE, Cl B	17,787	2,135,864
Norwegian Cruise Line Holdings *	3,115	51,802
NVR *	46	181,842
O’Reilly Automotive *	1,113	485,936
PulteGroup	3,966	161,654
PVH *	1,175	68,491
Ralph Lauren, Cl A *	792	52,945
Ross Stores *	5,198	442,714
Royal Caribbean Cruises *	2,497	140,881
Starbucks	16,906	1,470,146
Tapestry *	4,076	90,609
Target	7,430	1,130,994

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Tiffany	1,567	$205,026
TJX *	17,412	884,530
Tractor Supply	1,782	237,380
Ulta Beauty *	794	164,175
Under Armour, Cl A *	2,696	37,313
Under Armour, Cl C *	2,736	33,461
VF	4,697	315,638
Whirlpool	897	165,909
Wynn Resorts *	1,444	104,589
Yum! Brands	4,459	416,158
		43,900,085
Consumer Staples — 6.8%
Altria Group	51,797	1,868,836
Brown-Forman, Cl B	4,967	346,250
Campbell Soup	5,021	234,330
Clorox	3,353	694,909
Coca-Cola	107,583	5,170,439
Conagra Brands	14,270	500,734
Constellation Brands, Cl A	4,519	746,674
Costco Wholesale	12,333	4,410,528
Estee Lauder, Cl A	6,218	1,365,846
General Mills	16,288	962,947
Hormel Foods	8,045	391,711
JM Smucker	3,335	374,187
Kellogg	7,379	464,065
Kimberly-Clark	9,303	1,233,485
Kraft Heinz	17,088	522,722
Kroger	21,358	687,941
Lamb Weston Holdings	4,289	272,137
McCormick	3,527	636,659
Molson Coors Beverage, Cl B *	5,511	194,318
Mondelez International, Cl A	39,222	2,083,472
Monster Beverage *	10,334	791,274

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Sysco	14,172	$783,853
Tyson Foods, Cl A	7,911	452,747
Walgreens Boots Alliance	20,444	695,914
		25,885,978
Energy — 2.1%
Apache	5,449	45,227
Baker Hughes, Cl A	10,101	149,192
Cabot Oil & Gas	6,329	112,593
Chevron	27,459	1,908,401
Concho Resources	2,838	117,805
ConocoPhillips	15,776	451,509
Devon Energy	5,914	52,812
Diamondback Energy	2,168	56,281
EOG Resources	8,136	278,577
Exxon Mobil	59,619	1,944,773
Halliburton	12,530	151,112
Hess	3,724	138,607
HollyFrontier	2,295	42,480
Kinder Morgan	27,599	328,428
Marathon Oil	11,921	47,207
Marathon Petroleum	9,356	276,002
National Oilwell Varco *	5,497	46,175
Occidental Petroleum	12,633	115,339
ONEOK	5,794	168,026
Phillips 66	6,516	304,037
Pioneer Natural Resources	2,422	192,694
Schlumberger	19,429	290,268
Valero Energy	5,818	224,633
Williams	17,332	332,601
		7,774,779
Financials — 10.0%
Aflac	10,449	354,744
Allstate	4,608	408,960

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
American Express	9,640	$879,553
American International Group	12,179	383,517
Ameriprise Financial	1,958	314,905
Aon, Cl A	3,350	616,434
Arthur J Gallagher	2,586	268,194
Assurant	832	103,476
Bank of America	104,997	2,488,429
Bank of New York Mellon	12,178	418,436
Berkshire Hathaway, Cl B *	27,721	5,596,869
BlackRock, Cl A	1,906	1,142,094
Capital One Financial	6,621	483,863
Cboe Global Markets	1,597	129,820
Charles Schwab	20,691	850,607
Chubb	6,432	835,580
Cincinnati Financial	2,147	151,879
Citigroup	29,005	1,201,387
Citizens Financial Group	6,596	179,741
CME Group, Cl A	5,028	757,820
Comerica	2,158	98,211
Discover Financial Services	4,529	294,430
Everest Re Group	583	114,898
Fifth Third Bancorp	9,775	226,976
First Republic Bank	2,321	292,771
Franklin Resources	4,283	80,306
Globe Life	1,496	121,311
Goldman Sachs Group	4,546	859,376
Hartford Financial Services Group	5,019	193,332
Huntington Bancshares	15,265	159,367
Intercontinental Exchange	7,939	749,442
Invesco	5,758	75,487
JPMorgan Chase	42,207	4,137,974
KeyCorp	14,329	185,990
Lincoln National	2,955	103,721

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Loews	3,845	$133,345
M&T Bank	1,919	198,770
MarketAxess Holdings	507	273,197
Marsh & McLennan	7,096	734,151
MetLife	10,947	414,344
Moody’s	2,376	624,650
Morgan Stanley	20,164	970,897
MSCI, Cl A	1,173	410,362
Nasdaq	1,644	198,908
Northern Trust	3,075	240,680
People’s United Financial	5,280	56,338
PNC Financial Services Group	6,314	706,410
Principal Financial Group	3,767	147,742
Progressive	8,378	769,937
Prudential Financial	5,701	364,978
Raymond James Financial	1,786	136,522
Regions Financial	14,010	186,333
S&P Global	3,461	1,116,969
State Street	5,238	308,518
SVB Financial Group *	766	222,676
Synchrony Financial	8,829	220,902
T Rowe Price Group	3,283	415,825
Travelers	3,749	452,542
Truist Financial	19,033	801,670
Unum Group	3,136	55,382
US Bancorp	18,664	726,963
Wells Fargo	55,951	1,200,149
Willis Towers Watson	1,868	340,873
WR Berkley	1,706	102,565
Zions Bancorp	2,724	87,903
		37,880,401
Health Care — 13.6%
ABIOMED *	1,433	360,944

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Alexion Pharmaceuticals *	7,351	$846,394
Align Technology *	2,397	1,021,314
AmerisourceBergen, Cl A	4,744	455,756
Anthem	8,702	2,373,906
Baxter International	17,324	1,343,823
Biogen Idec *	5,425	1,367,480
Boston Scientific *	49,349	1,691,190
Cardinal Health	9,406	430,701
Cerner	10,169	712,745
Cigna	12,690	2,118,849
CVS Health	45,395	2,546,205
DaVita *	3,066	264,443
DENTSPLY SIRONA	6,756	318,816
DexCom *	3,264	1,043,109
Edwards Lifesciences *	21,404	1,534,453
Eli Lilly	27,700	3,613,742
Gilead Sciences	43,532	2,531,386
Henry Schein *	4,557	289,734
Hologic *	8,454	581,804
Humana	4,555	1,818,720
IDEXX Laboratories *	2,877	1,222,207
Incyte *	6,114	529,717
Intuitive Surgical *	4,062	2,709,679
IQVIA Holdings *	6,476	997,239
Laboratory Corp of America Holdings *	3,200	639,264
McKesson	5,435	801,608
Medtronic	46,981	4,724,878
Mettler-Toledo International *	802	800,324
Quest Diagnostics	4,355	531,920
Regeneron Pharmaceuticals *	3,609	1,961,708
ResMed	4,860	932,828
STERIS	2,749	487,095
Stryker	11,316	2,285,945

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Teleflex	1,516	$482,437
Varian Medical Systems *	2,966	512,525
Waters *	2,124	473,270
West Pharmaceutical Services	2,447	665,755
Zimmer Biomet Holdings	6,908	912,547
Zoetis, Cl A	16,481	2,613,063
		51,549,523
Industrials — 8.6%
3M	10,656	1,704,534
Alaska Air Group *	2,686	101,773
Allegion	2,085	205,373
American Airlines Group *	8,471	95,553
AMETEK	3,930	385,926
AO Smith	3,033	156,776
Carrier Global	15,582	520,283
Caterpillar	9,973	1,566,261
CH Robinson Worldwide	2,800	247,604
Cintas	1,580	496,989
Copart *	4,373	482,604
CSX	15,201	1,199,967
Cummins	2,879	633,063
Deere	5,738	1,296,272
Delta Air Lines *	10,819	331,494
Dover	2,980	329,916
Eaton	7,871	816,932
Emerson Electric	11,774	762,837
Equifax	2,623	358,302
Expeditors International of Washington	3,527	311,681
Fastenal	11,134	481,322
FedEx	4,719	1,224,439
Flowserve	2,849	82,963
Fortive	5,830	359,128
Fortune Brands Home & Security	3,189	257,894

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Howmet Aerospace *	8,983	$154,957
IDEX	1,611	274,498
IHS Markit	7,609	615,339
Illinois Tool Works	5,698	1,116,124
Ingersoll Rand *	6,352	221,939
JB Hunt Transport Services	1,893	230,454
Johnson Controls International	14,498	611,960
Kansas City Southern	1,555	273,898
Masco	4,695	251,652
Nielsen Holdings	7,499	101,311
Norfolk Southern	5,072	1,060,657
Old Dominion Freight Line	1,795	341,714
Otis Worldwide	7,906	484,480
PACCAR	6,535	557,958
Parker-Hannifin	2,409	501,939
Pentair	3,573	177,792
Quanta Services	3,235	201,961
Republic Services, Cl A	4,455	392,797
Robert Half International	2,724	138,080
Rockwell Automation	2,003	474,951
Rollins	3,038	175,748
Roper Technologies	2,064	766,446
Snap-On	1,206	189,981
Southwest Airlines *	10,611	419,453
Stanley Black & Decker	2,877	478,157
Teledyne Technologies *	567	175,288
Trane Technologies	4,463	592,463
TransDigm Group *	973	464,520
Union Pacific	12,638	2,239,326
United Airlines Holdings *	4,827	163,442
United Parcel Service, Cl B	13,117	2,060,812
United Rentals *	1,247	222,328
Verisk Analytics, Cl A	2,843	505,969

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Waste Management	7,671	$827,779
Westinghouse Air Brake Technologies	3,857	228,720
WW Grainger	938	328,319
Xylem	3,920	341,589
		32,774,687
Information Technology — 27.6%
Accenture, Cl A	9,018	1,956,094
Adobe *	6,641	2,969,191
Advanced Micro Devices *	17,188	1,294,085
Akamai Technologies *	2,389	227,242
Amphenol, Cl A	4,179	471,559
Analog Devices	5,304	628,683
ANSYS *	1,187	361,287
Apple	225,212	24,516,579
Applied Materials	13,288	787,048
Arista Networks *	772	161,271
Autodesk *	3,171	746,897
Automatic Data Processing	6,142	970,190
Broadcom	5,605	1,959,676
Broadridge Financial Solutions	1,722	236,947
Cadence Design Systems *	4,005	438,027
CDW	2,061	252,679
Cisco Systems	58,351	2,094,800
Citrix Systems	1,796	203,433
Cognizant Technology Solutions, Cl A	8,008	571,931
DXC Technology *	3,716	68,449
F5 Networks *	903	120,045
Fidelity National Information Services	8,920	1,111,343
Fiserv *	7,894	753,640
FleetCor Technologies *	1,206	266,417
FLIR Systems	1,980	68,686
Fortinet *	2,123	234,316
Gartner *	1,339	160,814

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Global Payments	4,261	$672,130
Hewlett Packard Enterprise	19,052	164,609
HP	21,363	383,680
Intel	60,460	2,677,169
International Business Machines	12,585	1,405,241
Intuit	3,670	1,154,876
IPG Photonics *	564	104,881
Jack Henry & Associates	1,153	170,932
Juniper Networks	5,132	101,203
Keysight Technologies *	2,742	287,554
KLA	2,299	453,317
Lam Research	2,124	726,578
Leidos Holdings	1,728	143,424
Mastercard, Cl A	12,498	3,607,423
Maxim Integrated Products	3,801	264,740
Microchip Technology	3,425	359,899
Micron Technology *	15,766	793,660
Microsoft	105,986	21,458,985
Motorola Solutions	2,396	378,712
NetApp	3,396	149,050
NortonLifeLock	8,801	181,037
NVIDIA	8,573	4,298,158
Oracle	26,421	1,482,482
Paychex	4,639	381,558
Paycom Software *	638	232,289
PayPal Holdings *	16,569	3,083,988
Qorvo *	1,782	226,956
QUALCOMM	15,462	1,907,392
salesforce.com *	12,864	2,987,921
Seagate Technology	3,484	166,605
ServiceNow *	2,687	1,336,971
Skyworks Solutions	2,565	362,409
Synopsys *	2,161	462,151

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
TE Connectivity	4,750	$460,180
Texas Instruments	13,240	1,914,372
Tyler Technologies *	437	167,974
VeriSign *	1,485	283,190
Visa, Cl A	23,452	4,261,464
Vontier *	2,333	67,050
Western Digital *	4,255	160,541
Western Union	6,569	127,701
Xerox Holdings	2,958	51,410
Xilinx	3,662	434,643
Zebra Technologies, Cl A *	691	195,995
		104,323,829
Materials — 2.2%
Air Products & Chemicals	3,065	846,676
Albemarle	1,582	147,458
Amcor	21,662	225,935
Avery Dennison	1,191	164,822
Ball	4,734	421,326
Celanese, Cl A	1,749	198,529
CF Industries Holdings	3,268	90,229
Corteva	10,539	347,576
Dow	10,519	478,509
DuPont de Nemours	10,522	598,491
Eastman Chemical	1,989	160,791
Ecolab	3,549	651,561
FMC	1,928	198,083
Freeport-McMoRan Copper & Gold *	21,322	369,723
International Flavors & Fragrances	1,475	151,424
International Paper	5,664	247,800
LyondellBasell Industries, Cl A	3,503	239,780
Martin Marietta Materials	943	251,168
Mosaic	5,060	93,610
Newmont	11,667	733,155

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Nucor	4,366	$208,520
Packaging Corp of America	1,339	153,302
PPG Industries	3,302	428,335
Sealed Air	2,124	84,089
Sherwin-Williams	1,139	783,609
Vulcan Materials	1,877	271,865
Westrock	3,667	137,696
		8,684,062
Real Estate — 2.5%
Alexandria Real Estate Equities ‡	1,642	248,796
American Tower, Cl A ‡	6,295	1,445,646
Apartment Investment & Management, Cl A ‡ *	2,082	66,416
AvalonBay Communities ‡	1,978	275,199
Boston Properties ‡	2,178	157,709
CBRE Group, Cl A *	4,463	224,935
Crown Castle International ‡	5,916	924,079
Digital Realty Trust ‡	3,741	539,826
Duke Realty ‡	5,036	191,318
Equinix ‡	1,234	902,350
Equity Residential ‡	5,206	244,578
Essex Property Trust ‡	971	198,657
Extra Space Storage ‡	1,823	211,377
Federal Realty Investment Trust ‡	993	68,299
Host Hotels & Resorts ‡ *	10,520	110,250
Iron Mountain ‡	3,853	100,409
Kimco Realty ‡	6,052	62,094
Mid-America Apartment Communities ‡	1,568	182,876
ProLogis ‡	10,470	1,038,623
Public Storage ‡	2,145	491,355
Realty Income ‡	4,869	281,720
Regency Centers ‡	2,247	79,971
SBA Communications, Cl A ‡	1,609	467,205
Simon Property Group ‡	4,338	272,470

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
SL Green Realty ‡	1,280	$54,797
UDR ‡	3,942	123,148
Vornado Realty Trust ‡	2,447	75,196
Welltower ‡	5,993	322,244
Weyerhaeuser ‡	10,738	293,040
		9,654,583
Utilities — 3.2%
AES	9,458	184,431
Alliant Energy	3,348	185,077
Ameren	3,488	282,947
American Electric Power	7,073	636,075
American Water Works	2,562	385,607
Atmos Energy	1,638	150,155
CenterPoint Energy	7,013	148,185
CMS Energy	4,064	257,373
Consolidated Edison	4,523	355,010
Dominion Energy	11,469	921,419
DTE Energy	2,620	323,360
Duke Energy	10,254	944,496
Edison International	4,807	269,384
Entergy	2,672	270,460
Evergy	3,455	190,716
Eversource Energy	4,550	397,079
Exelon	13,603	542,624
FirstEnergy	7,266	215,946
NextEra Energy	28,092	2,056,614
NiSource	5,035	115,654
NRG Energy	3,798	120,093
Pinnacle West Capital	1,584	129,207
PPL	10,192	280,280
Public Service Enterprise Group	7,273	422,925
Sempra Energy	3,869	485,018
Southern	14,566	836,817

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
WEC Energy Group	4,498	$452,274
Xcel Energy	7,395	517,872
		12,077,098
TOTAL UNITED STATES		376,755,785
TOTAL COMMON STOCK		378,404,065
TOTAL INVESTMENTS — 99.8%
(Cost $328,845,030)		$378,404,065

Percentages are based on Net Assets of $379,052,729.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
S&P — Standard & Poor’s

As of October 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P Catholic Values Developed ex-US ETF

Sector Weightings (Unaudited)†:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.0%

AUSTRALIA— 10.0%
Communication Services — 0.1%
Telstra	946	$1,780
Consumer Discretionary — 0.4%
Aristocrat Leisure	142	2,855
Wesfarmers	254	8,198
		11,053
Consumer Staples — 0.9%
Coles Group	577	7,192
Woolworths Group	528	14,149
		21,341
Energy — 0.3%
Origin Energy	390	1,096
Santos	392	1,302
Woodside Petroleum	212	2,608
		5,006
Financials — 2.6%
ASX	42	2,349

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Australia & New Zealand Banking Group	628	$8,295
Commonwealth Bank of Australia	414	20,066
Insurance Australia Group	512	1,715
Macquarie Group	80	7,121
National Australia Bank	775	10,123
QBE Insurance Group	324	1,877
Suncorp Group	278	1,603
Westpac Banking	850	10,691
		63,840
Health Care — 2.5%
CSL	312	63,005
Industrials — 0.3%
Brambles	362	2,438
Sydney Airport	264	1,010
Transurban Group	652	6,163
		9,611
Materials — 2.4%
BHP Group	478	9,210
BHP Group	666	15,799
Fortescue Metals Group	382	4,660
Glencore *	2,472	4,983
Newcrest Mining	182	3,737
Rio Tinto	84	5,452
Rio Tinto	250	14,084
South32	1,096	1,562
		59,487
Real Estate — 0.4%
Dexus ‡	242	1,463
Goodman Group ‡	417	5,388
Scentre Group ‡	1,148	1,693
		8,544
Utilities — 0.1%
AGL Energy	138	1,209

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
TOTAL AUSTRALIA		$244,876
AUSTRIA— 0.3%
Communication Services — 0.0%
Telekom Austria, Cl A	32	216
Energy — 0.0%
OMV	32	734
Financials — 0.2%
BAWAG Group	16	585
Erste Group Bank	66	1,352
Raiffeisen Bank International *	30	431
		2,368
Industrials — 0.0%
ANDRITZ	18	606
Immobilien Anlagen	16	439
		1,045
Information Technology — 0.1%
AMS *	62	1,329
Materials — 0.0%
voestalpine	26	722
Real Estate — 0.0%
Verbund	16	920
TOTAL AUSTRIA		7,334
BELGIUM— 1.4%
Consumer Discretionary — 0.1%
Ageas	40	1,610
Consumer Staples — 0.7%
Anheuser-Busch InBev	354	18,375
Financials — 0.3%
Groupe Bruxelles Lambert	27	2,210
KBC Group *	76	3,747
		5,957
Health Care — 0.3%
UCB	84	8,288

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.0%
Solvay	16	$1,299
TOTAL BELGIUM		35,529
BRAZIL— 0.0%
Materials — 0.0%
Yara International	40	1,391
CHINA— 0.6%
Consumer Discretionary — 0.4%
Prosus *	94	9,392
Consumer Staples — 0.1%
Budweiser Brewing APAC	800	2,352
Financials — 0.1%
BOC Hong Kong Holdings	800	2,218
TOTAL CHINA		13,962
DENMARK— 2.5%
Consumer Staples — 0.2%
Carlsberg, Cl B	42	5,316
Health Care — 1.1%
Coloplast, Cl B	82	11,967
Genmab *	44	14,656
		26,623
Industrials — 0.8%
A P Moller - Maersk, Cl B	2	3,195
AP Moller - Maersk, Cl A	1	1,475
DSV PANALPINA	48	7,773
Vestas Wind Systems	48	8,193
		20,636
Materials — 0.1%
Novozymes, Cl B	48	2,885
Utilities — 0.3%
Orsted	42	6,666
TOTAL DENMARK		62,126

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
FINLAND— 1.4%
Energy — 0.2%
Neste	96	$4,997
Financials — 0.4%
Nordea Bank Abp	714	5,349
Sampo, Cl A	110	4,151
		9,500
Industrials — 0.3%
Kone, Cl B	96	7,642
Information Technology — 0.2%
Nokia *	1,280	4,324
Materials — 0.2%
Stora Enso, Cl R	138	2,014
UPM-Kymmene	120	3,391
		5,405
Utilities — 0.1%
Fortum	96	1,806
TOTAL FINLAND		33,674
FRANCE— 8.9%
Communication Services — 0.5%
Adevinta, Cl B *	52	802
Orange	504	5,654
Vivendi	213	6,151
		12,607
Consumer Discretionary — 1.1%
Christian Dior	1	426
EssilorLuxottica *	66	8,165
Hermes International	8	7,446
Kering	17	10,267
		26,304
Consumer Staples — 1.3%
Danone	293	16,178

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Pernod Ricard	92	$14,832
		31,010
Energy — 0.7%
Total	593	17,835
Financials — 1.9%
AXA	491	7,893
BNP Paribas *	269	9,355
LVMH Moet Hennessy Louis Vuitton	62	29,054
		46,302
Industrials — 1.1%
Credit Agricole *	280	2,212
Schneider Electric	132	16,022
Vinci	122	9,638
		27,872
Information Technology — 0.2%
Dassault Systemes	32	5,463
Materials — 1.9%
Air Liquide	106	15,496
L’Oreal	102	32,995
		48,491
Utilities — 0.2%
Electricite de France *	102	1,184
Engie *	410	4,960
		6,144
TOTAL FRANCE		222,028
GERMANY— 7.7%
Communication Services — 0.5%
Deutsche Telekom	788	11,997
Consumer Discretionary — 1.8%
adidas *	42	12,475
Allianz	97	17,068
Bayerische Motoren Werke	72	4,922
Daimler	198	10,240

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Volkswagen	8	$1,245
		45,950
Consumer Staples — 0.3%
Beiersdorf	43	4,503
Henkel & KGaA	42	3,799
		8,302
Financials — 0.5%
Deutsche Boerse	42	6,182
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	33	7,719
		13,901
Health Care — 0.7%
Fresenius Medical Care & KGaA	147	11,229
Siemens Healthineers	151	6,482
		17,711
Industrials — 1.4%
Deutsche Post	232	10,280
Siemens	198	23,226
Siemens Energy *	99	2,168
		35,674
Information Technology — 1.4%
Infineon Technologies	296	8,241
SAP	251	26,750
		34,991
Materials — 0.5%
BASF	208	11,404
Real Estate — 0.4%
Vonovia	136	8,685
Utilities — 0.2%
E.ON	484	5,047
TOTAL GERMANY		193,662
HONG KONG— 2.6%
Financials — 1.6%
AIA Group	2,800	26,376

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Hang Seng Bank	200	$3,074
Hong Kong Exchanges & Clearing	264	12,603
		42,053
Industrials — 0.2%
Jardine Matheson Holdings	74	3,285
Jardine Strategic Holdings	42	911
MTR	400	1,978
		6,174
Real Estate — 0.6%
CK Asset Holdings	600	2,778
Henderson Land Development	400	1,416
Link REIT ‡	500	3,807
Sun Hung Kai Properties	400	5,114
		13,115
Utilities — 0.2%
CLP Holdings	400	3,678
Hong Kong & China Gas	2,200	3,160
		6,838
TOTAL HONG KONG		68,180
IRELAND— 0.9%
Consumer Discretionary — 0.2%
Flutter Entertainment *	32	5,574
Consumer Staples — 0.3%
Kerry Group, Cl A	64	7,656
Industrials — 0.2%
Kingspan Group *	36	3,139
Ryanair Holdings *	130	1,791
		4,930
Materials — 0.2%
CRH	178	6,276
TOTAL IRELAND		24,436

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
ISRAEL— 0.5%
Financials — 0.2%
Bank Hapoalim *	248	$1,455
Bank Leumi Le-Israel	324	1,536
Israel Discount Bank, Cl A	258	727
Mizrahi Tefahot Bank	30	587
		4,305
Information Technology — 0.3%
Check Point Software Technologies *	26	2,953
Nice *	14	3,207
Wix.com *	10	2,473
		8,633
Materials — 0.0%
ICL Group	156	569
Real Estate — 0.0%
Azrieli Group	8	378
TOTAL ISRAEL		13,885
ITALY— 1.8%
Consumer Discretionary — 0.1%
Ferrari	28	4,995
Energy — 0.1%
Eni	562	3,935
Financials — 0.7%
Assicurazioni Generali	272	3,647
Intesa Sanpaolo *	3,945	6,524
Poste Italiane	102	832
UniCredit *	468	3,489
		14,492
Industrials — 0.1%
Atlantia *	112	1,716
Utilities — 0.8%
Enel	1,796	14,297
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Snam	480	$2,343
Terna Rete Elettrica Nazionale	310	2,096
		18,736
TOTAL ITALY		43,874
JAPAN— 35.9%
Communication Services — 3.2%
Dentsu Group	56	1,602
KDDI	396	10,578
LINE *	12	617
Nexon	104	2,904
Nintendo	29	15,806
Nippon Telegraph & Telephone	292	6,134
NTT DOCOMO	300	11,155
SoftBank	400	4,639
SoftBank Group	396	25,732
Toho	32	1,264
Z Holdings *	600	4,162
		84,593
Consumer Discretionary — 6.0%
Aisin Seiki	40	1,203
Bandai Namco Holdings	50	3,719
Bridgestone	138	4,475
Denso	116	5,368
Fast Retailing	14	9,737
Hikari Tsushin	4	934
Honda Motor	400	9,317
Isuzu Motors	200	1,613
Koito Manufacturing	28	1,345
Nissan Motor *	600	2,101
Nitori Holdings	18	3,711
Oriental Land	50	6,976
Pan Pacific International Holdings	134	2,848
Panasonic	600	5,514

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Rakuten	200	$1,942
Sekisui Chemical	102	1,581
Sekisui House	200	3,303
Sharp	46	528
Shimano	20	4,547
Sony	282	23,398
Subaru	142	2,588
Sumitomo Electric Industries	200	2,192
Suzuki Motor *	104	4,434
Toyota Industries	46	2,957
Toyota Motor	600	39,045
Yamaha	38	1,789
ZOZO	44	1,116
		148,281
Consumer Staples — 3.5%
Aeon	400	10,191
Ajinomoto	240	4,815
Asahi Group Holdings	200	6,166
Kao	200	14,196
Kikkoman	82	4,063
Kirin Holdings	400	7,190
Kose	14	1,778
MEIJI Holdings	60	4,339
Nissin Foods Holdings	36	3,113
Seven & i Holdings	334	10,157
Shiseido	168	10,365
Suntory Beverage & Food	54	1,859
Unicharm	200	9,260
Yakult Honsha	68	3,291
		90,783
Energy — 0.1%
ENEOS Holdings	800	2,683
Idemitsu Kosan	54	1,087

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Inpex	200	$941
		4,711
Financials — 2.6%
Acom	200	893
Dai-ichi Life Holdings	300	4,438
Daiwa Securities Group	400	1,611
Japan Exchange Group	118	2,870
Japan Post Bank *	90	715
Japan Post Insurance	106	1,673
Mitsubishi UFJ Financial Group	3,000	11,772
Mizuho Financial Group	560	6,865
MS&AD Insurance Group Holdings	108	2,939
Nomura Holdings	800	3,555
ORIX	300	3,488
Resona Holdings	500	1,638
Sompo Holdings	82	3,052
Sumitomo Mitsui Financial Group	304	8,378
Sumitomo Mitsui Trust Holdings	82	2,183
T&D Holdings	200	1,984
Tokio Marine Holdings	156	6,952
		65,006
Health Care — 7.5%
Eisai	200	15,476
Hoya	260	29,348
Kyowa Kirin	200	4,955
M3*	284	19,090
Olympus *	900	17,124
Ono Pharmaceutical	334	9,495
Otsuka Holdings	370	13,644
Santen Pharmaceutical	300	5,329
Shionogi	200	9,420
Sysmex	110	10,312
Takeda Pharmaceutical	1,100	34,082

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P Catholic Values Developed ex-US ETF
	Shares	Value
COMMON STOCK — continued
Health Care — continued
Terumo	494	$18,132
		186,407
Industrials — 6.5%
AGC	54	1,676
ANA Holdings *	28	608
Central Japan Railway	50	6,019
Dai Nippon Printing	72	1,335
Daikin Industries	70	13,044
East Japan Railway	90	4,698
FANUC	46	9,703
Hankyu Hanshin Holdings	60	1,825
ITOCHU	350	8,370
Japan Airlines *	26	452
Kajima	100	1,064
Keio	30	1,736
Kintetsu Group Holdings *	46	1,831
Komatsu	240	5,374
Kubota	300	5,196
Makita	66	2,904
Marubeni	400	2,078
Minebea	102	1,829
MISUMI Group	68	2,010
Mitsubishi	300	6,674
Mitsubishi Electric	512	6,563
Mitsubishi Heavy Industries	80	1,710
Mitsui	400	6,237
Nidec	130	13,057
Obayashi	200	1,665
Odakyu Electric Railway	80	1,923
Recruit Holdings *	400	15,191
Secom	52	4,375
SG Holdings	116	2,790
Shimizu	200	1,385

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
SMC	16	$8,464
Sumitomo	300	3,284
Taisei	54	1,676
Tobu Railway	50	1,413
Tokyu	100	1,182
Toshiba	102	2,565
TOTO	38	1,725
Toyota Tsusho	56	1,553
West Japan Railway	46	1,963
Yamato Holdings	98	2,582
Yaskawa Electric	64	2,470
		162,199
Information Technology — 3.7%
Advantest	46	2,653
Canon	300	5,167
Fujitsu	44	5,146
Hitachi	230	7,705
Keyence	42	18,983
Kyocera	80	4,386
Murata Manufacturing	146	10,149
NEC	60	3,013
Nomura Research Institute	88	2,605
NTT Data	200	2,248
Obic	16	2,839
Omron	46	3,300
Oracle Japan *	8	800
Renesas Electronics *	200	1,647
Rohm	22	1,684
Shimadzu	62	1,762
TDK	30	3,504
Tokyo Electron	36	9,608
Trend Micro *	28	1,567
		88,766

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Materials — 1.3%
Asahi Kasei *	300	$2,584
Kansai Paint	58	1,492
Nippon Paint Holdings	44	3,952
Nippon Sanso Holdings	48	701
Nippon Steel *	200	1,926
Nitto Denko	36	2,517
Shin-Etsu Chemical	86	11,427
Sumitomo Metal Mining	62	1,912
Toray Industries	400	1,800
		28,311
Real Estate — 1.1%
Daiwa House Industry	200	5,233
Hulic	100	924
Japan Real Estate Investment ‡	1	4,898
Mitsubishi Estate	308	4,578
Mitsui Fudosan	250	4,244
Nippon Building Fund ‡	1	5,051
Nomura Real Estate Master Fund ‡	1	1,192
Sumitomo Realty & Development	106	2,826
		28,946
Utilities — 0.4%
Chubu Electric Power	200	2,241
Kansai Electric Power	200	1,819
Osaka Gas	92	1,744
Tokyo Gas	86	1,946
		7,750
TOTAL JAPAN		895,753
LUXEMBOURG— 0.1%
Communication Services — 0.0%
RTL Group *	8	304
SES, Cl A	88	703
		1,007

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.1%
ArcelorMittal *	162	$2,199
TOTAL LUXEMBOURG		3,206
MACAO— 0.3%
Consumer Discretionary — 0.3%
Galaxy Entertainment Group *	600	3,954
Sands China *	600	2,100
TOTAL MACAO		6,054
NETHERLANDS— 4.7%
Consumer Staples — 0.9%
Heineken	98	8,699
Koninklijke Ahold Delhaize	460	12,640
		21,339
Energy — 0.9%
Royal Dutch Shell, Cl A	968	12,083
Royal Dutch Shell, Cl B	877	10,535
		22,618
Financials — 0.3%
EXOR	22	1,143
ING Groep *	862	5,883
		7,026
Health Care — 1.2%
Koninklijke Philips *	628	29,170
Information Technology — 1.4%
ASML Holding	98	35,616
TOTAL NETHERLANDS		115,769
NEW ZEALAND— 0.7%
Communication Services — 0.0%
Spark New Zealand	418	1,240
Consumer Staples — 0.1%
a2 Milk *	310	2,999
Health Care — 0.4%
Fisher & Paykel Healthcare	382	8,836

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Ryman Healthcare	276	$2,554
		11,390
Industrials — 0.1%
Auckland International Airport *	284	1,314
Information Technology — 0.1%
Xero *	24	1,856
Utilities — 0.0%
Contact Energy	158	771
Mercury NZ	138	488
Meridian Energy	278	974
		2,233
TOTAL NEW ZEALAND		21,032
NORWAY— 0.7%
Communication Services — 0.2%
Schibsted, Cl A *	18	733
Schibsted, Cl B *	24	860
Telenor	148	2,279
		3,872
Consumer Staples — 0.3%
Leroy Seafood Group	118	554
Mowi *	188	2,963
Orkla	340	3,204
Salmar *	22	1,111
		7,832
Energy — 0.1%
Aker BP	24	372
Equinor	244	3,095
		3,467
Financials — 0.1%
DnB	200	2,693
Gjensidige Forsikring	42	796
		3,489

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.0%
Aker, Cl A	6	$239
Materials — 0.0%
Norsk Hydro *	308	861
TOTAL NORWAY		19,760
PORTUGAL— 0.2%
Consumer Staples — 0.1%
Jeronimo Martins	102	1,621
Utilities — 0.1%
Energias de Portugal	566	2,790
TOTAL PORTUGAL		4,411
SINGAPORE— 1.0%
Communication Services — 0.1%
Singapore Telecommunications	1,800	2,676
Consumer Discretionary — 0.0%
Genting Singapore	1,200	567
Financials — 0.7%
City Developments	100	464
DBS Group Holdings	400	5,961
Oversea-Chinese Banking	900	5,550
Singapore Exchange	200	1,268
United Overseas Bank	410	5,702
		18,945
Industrials — 0.2%
Keppel	400	1,286
Singapore Airlines	400	993
Singapore Technologies Engineering	400	1,022
		3,301
Real Estate — 0.0%
Ascendas Real Estate Investment Trust ‡	600	1,265
CapitaLand	600	1,129
		2,394
TOTAL SINGAPORE		27,883

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA— 0.3%
Materials — 0.3%
Anglo American	308	$7,213
SPAIN— 2.0%
Communication Services — 0.2%
Telefonica	1,256	4,105
Consumer Discretionary — 0.3%
Industria de Diseno Textil *	263	6,492
Financials — 0.5%
Banco Bilbao Vizcaya Argentaria *	1,474	4,227
Banco Santander *	3,674	7,322
		11,549
Industrials — 0.1%
Aena SME *	18	2,424
Information Technology — 0.2%
Amadeus IT Group, Cl A	102	4,870
Utilities — 0.7%
Endesa	70	1,876
Iberdrola	1,342	15,828
Naturgy Energy Group	74	1,375
		19,079
TOTAL SPAIN		48,519
SWEDEN— 3.7%
Communication Services — 0.2%
Tele2, Cl B	114	1,352
Telia	576	2,208
		3,560
Consumer Staples — 0.6%
Essity, Cl B	254	7,359
ICA Gruppen	38	1,799
Swedish Match	68	5,123
		14,281

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Energy — 0.0%
Lundin Energy	42	$802
Financials — 0.8%
Equities	56	1,067
Industrivarden, Cl A *	36	968
Industrivarden, Cl C *	36	921
Investor, Cl B *	100	6,004
Kinnevik *	54	2,215
L E Lundbergforetagen, Cl B *	14	630
Skandinaviska Enskilda Banken, Cl A *	356	3,052
Skandinaviska Enskilda Banken, Cl C *	4	37
Svenska Handelsbanken, Cl A *	336	2,722
Svenska Handelsbanken, Cl B *	8	77
Swedbank, Cl A *	206	3,228
		20,921
Industrials — 1.3%
Alfa Laval *	72	1,460
Assa Abloy, Cl B	236	5,064
Atlas Copco, Cl A	154	6,798
Atlas Copco, Cl B	94	3,604
Epiroc, Cl A	150	2,241
Epiroc, Cl B	94	1,348
Investment Latour, Cl B	30	700
Skanska, Cl B	86	1,616
SKF, Cl B	90	1,842
Volvo, Cl B *	392	7,625
		32,298
Information Technology — 0.4%
Hexagon, Cl B	64	4,677
Telefonaktiebolaget LM Ericsson, Cl B	594	6,625
		11,302
Materials — 0.4%
Boliden	62	1,694
Sandvik *	264	4,701

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Svenska Cellulosa, Cl B *	136	$1,845
		8,240
TOTAL SWEDEN		91,404
SWITZERLAND— 2.6%
Consumer Discretionary — 0.3%
Cie Financiere Richemont, Cl A	116	7,277
Financials — 0.8%
UBS Group	901	10,464
Zurich Insurance Group	34	11,277
		21,741
Health Care — 0.8%
Alcon *	337	19,156
Industrials — 0.5%
ABB	460	11,167
Information Technology — 0.2%
STMicroelectronics	148	4,512
TOTAL SWITZERLAND		63,853
UNITED KINGDOM— 7.7%
Communication Services — 0.6%
BT Group, Cl A	1,994	2,614
Vodafone Group	6,557	8,733
WPP	276	2,200
		13,547
Consumer Discretionary — 0.3%
Compass Group *	398	5,429
Fiat Chrysler Automobiles *	246	3,021
		8,450
Consumer Staples — 1.9%
Associated British Foods	157	3,446
Coca-Cola European Partners	88	3,142
Diageo	980	31,666
Tesco	4,064	10,799
		49,053

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Energy — 0.5%
BP	4,769	$12,123
Financials — 2.2%
Aviva	870	2,897
Barclays *	3,604	4,966
HSBC Holdings *	4,825	20,248
Legal & General Group	1,306	3,120
Lloyds Banking Group *	15,516	5,622
London Stock Exchange Group	70	7,492
Natwest Group *	1,016	1,632
Prudential	572	6,973
Standard Chartered *	586	2,666
		55,616
Health Care — 0.4%
Smith & Nephew	592	10,230
Industrials — 1.2%
CK Hutchison Holdings	600	3,613
CNH Industrial *	236	1,831
Experian	218	7,940
Ferguson	56	5,591
RELX	472	9,322
		28,297
Utilities — 0.6%
National Grid	830	9,863
SSE	232	3,765
		13,628
TOTAL UNITED KINGDOM		190,944
UNITED STATES— 0.5%
Communication Services — 0.3%
Spotify Technology *	28	6,717
Information Technology — 0.2%
Atlassian, Cl A *	28	5,365
CyberArk Software *	8	793
		6,158

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$12,875
TOTAL COMMON STOCK
(Cost $2,497,313)		2,473,633

PREFERRED STOCK — 0.6%
GERMANY— 0.6%
Consumer Discretionary — 0.3%
Bayerische Motoren Werke (A)	12	621
Volkswagen (A)	40	5,829
		6,450
Consumer Staples — 0.3%
Henkel & KGaA (A)	74	7,199
TOTAL GERMANY		13,649
TOTAL PREFERRED STOCK
(Cost $13,290)		13,649
TOTAL INVESTMENTS — 99.6%
(Cost $2,510,603)		$2,487,282

Percentages are based on Net Assets of $2,497,609.

*	Non-income producing security.
‡	Real Estate Investment Trust (REIT)
(A)	There’s currently no stated interest rate.

The following is a summary of the level of inputs used as of October 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,465,174	$8,459	$—	$2,473,633
Preferred Stock	13,649	—	—	13,649
Total Investments in Securities	$2,478,823	$8,459	$—	$2,487,282

For the year ended October 31, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X Guru® Index ETF
Sector Weightings (Unaudited)†:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 98.1%
ARGENTINA— 2.0%
Consumer Discretionary — 2.0%
MercadoLibre *	917	$1,113,284
CANADA— 1.8%
Information Technology — 1.8%
Shopify, Cl A *	1,077	996,688
CHINA— 4.7%
Consumer Discretionary — 4.7%
Alibaba Group Holding ADR *	4,248	1,294,323
JD.com ADR *	16,299	1,328,695
TOTAL CHINA		2,623,018
UNITED KINGDOM— 1.7%
Communication Services — 1.7%
Liberty Global *	51,698	964,685
UNITED STATES— 87.9%
Communication Services — 11.6%
Charter Communications, Cl A *	1,804	1,089,291

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X Guru® Index ETF
	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Liberty Broadband, Cl C *	7,798	$1,105,055
Netflix *	2,263	1,076,599
New York Times, Cl A	24,625	976,627
Walt Disney	8,436	1,022,865
Zillow Group, Cl C *	13,682	1,212,499
		6,482,936
Consumer Discretionary — 7.3%
Amazon.com *	343	1,041,399
Home Depot	3,800	1,013,498
Lithia Motors, Cl A	4,102	941,696
Lowe’s	6,907	1,091,997
		4,088,590
Consumer Staples — 7.6%
Constellation Brands, Cl A	6,284	1,038,305
Mondelez International, Cl A	19,385	1,029,731
Post Holdings *	12,573	1,080,021
Procter & Gamble	8,055	1,104,341
		4,252,398
Energy — 1.7%
Cheniere Energy *	20,219	967,883
Financials — 5.2%
Arch Capital Group *	34,361	1,038,046
Citigroup	21,218	878,849
S&P Global	3,056	986,263
		2,903,158
Health Care — 11.9%
Alexion Pharmaceuticals *	10,624	1,223,247
Amicus Therapeutics *	73,215	1,305,424
Bausch Health *	61,071	1,007,671
Cigna	5,990	1,000,150
PerkinElmer	9,124	1,182,014
Tenet Healthcare *	37,490	920,005
		6,638,511

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X Guru® Index ETF
	Shares	Value
COMMON STOCK — continued
Industrials — 10.4%
CSX	14,590	$1,151,735
Delta Air Lines *	38,956	1,193,612
Uber Technologies *	37,030	1,237,172
United Airlines Holdings *	31,727	1,074,276
XPO Logistics *	13,199	1,187,910
		5,844,705
Information Technology — 17.5%
Coupa Software *	3,711	993,435
Dell Technologies, Cl C *	18,288	1,102,035
Fidelity National Information Services	7,577	944,018
Leidos Holdings	11,863	984,629
NortonLifeLock	47,860	984,480
PayPal Holdings *	5,561	1,035,069
SolarWinds *	55,351	1,130,821
Twilio, Cl A *	4,405	1,228,863
Zendesk *	12,487	1,385,308
		9,788,658
Materials — 3.7%
Berry Global Group *	20,129	938,615
Sherwin-Williams	1,626	1,118,656
		2,057,271
Real Estate — 5.4%
American Tower, Cl A ‡	4,364	1,002,193
Apartment Investment & Management, Cl A ‡ *	29,709	947,717
VICI Properties ‡	47,517	1,090,515
		3,040,425
Utilities — 5.6%
Essential Utilities	24,386	1,004,703
PG&E *	119,040	1,138,023
Vistra Energy	56,684	984,601
		3,127,327

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2020
Global X Guru® Index ETF
	Shares	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$49,191,862
TOTAL COMMON STOCK
(Cost $49,762,386)		54,889,537

MASTER LIMITED PARTNERSHIP — 1.7%
Energy — 1.7%
Enterprise Products Partners (A)
(Cost $1,267,312)	57,765	957,166
TOTAL INVESTMENTS — 99.8%
(Cost $51,029,698)		$55,846,703

Percentages are based on Net Assets of $55,961,499.

ADR — American Depositary Receipt
ETF — Exchange Traded Fund

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security considered Master Limited Partnership. At October 31, 2020, these securities amounted to $957,166 or 1.7% of Net Assets of the Fund.

As of October 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities October 31, 2020

	Global X Social Media ETF		Global X Lithium & Battery Tech ETF		Global X E- commerce ETF		Global X SuperDividend® ETF
Assets:
Cost of Investments	$153,673,795		$692,355,343		$88,187,191		$695,823,925
Cost of Repurchase Agreement	1,697,614		33,673,349		389,256		32,788,906
Cost of Foreign Currency	(1)		20		—		3,449,900
Investments, at Value	$227,038,572	*	$874,948,264	*	$90,973,301	*	$629,013,827	*
Repurchase Agreement, at Value	1,697,614		33,673,349		389,256		32,788,906
Cash	145,176		12,846,573		166,396		—
Foreign Currency, at Value	—		20		—		3,385,072
Receivable for Investment Securities Sold	16,529,423		79,198,781		756,214		212,959
Dividend and Interest Receivable	23,479		839,795		22,096		1,673,557
Unrealized Appreciation on Spot Contracts	257		—		—		95
Reclaim Receivable	—		—		—		528,526
Due from Broker	34,438		—		—		24,663
Total Assets	245,468,959		1,001,506,782		92,307,263		667,627,605
Liabilities:
Obligation to Return Securities Lending Collateral	1,893,578		37,560,427		434,190		36,573,889
Payable for Investment Securities Purchased	17,421,983		94,516,791		752,041		—
Payable due to Investment Adviser	119,603		527,359		38,158		316,151
Cash Overdraft	—		—		—		3,866,671
Unrealized Depreciation on Spot Contracts	—		8,350		—		—
Due to Custodian	—		—		6		—
Payable for Capital Shares Redeemed	34,438		—		—		—
Total Liabilities	19,469,602		132,612,927		1,224,395		40,756,711
Net Assets	$225,999,357		$868,893,855		$91,082,868		$626,870,894
Net Assets Consist of:
Paid-in Capital	$184,582,184		$863,372,686		$87,633,616		$1,305,048,203
Total Distributable Earnings/(Loss)	41,417,173		5,521,169		3,449,252		(678,177,309)
Net Assets	$225,999,357		$868,893,855		$91,082,868		$626,870,894
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	4,350,000		20,274,628		3,400,002		59,100,000
Net Asset Value, Offering and Redemption Price Per Share	$51.95		$42.86		$26.79		$10.61
*Includes Market Value of Securities on Loan	$1,548,503		$35,520,721		$368,016		$34,797,029
The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities October 31, 2020

	Global X SuperDividend® U.S. ETF		Global X MSCI SuperDividend® EAFE ETF	Global X MSCI SuperDividend® Emerging Markets ETF	Global X SuperDividend® REIT ETF
Assets:
Cost of Investments	$431,236,037		$8,323,486	$21,285,632	$386,560,321
Cost of Repurchase Agreement	27,303,045		—	—	20,784,811
Cost of Foreign Currency	—		—	46,603	—
Investments, at Value	$413,273,998	*	$7,433,865	$20,004,134	$311,981,805	*
Repurchase Agreement, at Value	27,303,045		—	—	20,784,811
Foreign Currency, at Value	—		—	36,272	—
Dividend and Interest Receivable	2,710,659		11,735	46,215	1,202,558
Receivable for Capital Shares Sold	1,498,524		—	—	—
Reclaim Receivable	8,115		10,535	—	4,082
Unrealized Appreciation on Spot Contracts	—		—	5	1,019
Receivable for Investment Securities Sold	—		—	—	14,108,158
Due from Broker	—		—	—	753
Total Assets	444,794,341		7,456,135	20,086,626	348,083,186
Liabilities:
Obligation to Return Securities Lending Collateral	30,454,768		—	—	23,184,102
Payable for Investment Securities Purchased	1,497,472		—	—	8,969,792
Cash Overdraft	570,340		16,341	56,629	4,128,515
Payable due to Investment Adviser	159,860		3,678	11,268	159,945
Accrued Foreign Capital Gains Tax on Appreciated Securities	—		—	9,115	—
Payable for Income Distributions	—		—	2,389	—
Unrealized Depreciation on Spot Contracts	—		—	—	15,657
Due to Broker	2,333		—	—	—
Total Liabilities	32,684,773		20,019	79,401	36,458,011
Net Assets	$412,109,568		$7,436,116	$20,007,225	$311,625,175
Net Assets Consist of:
Paid-in Capital	$664,450,955		$10,925,694	$29,269,942	$588,578,942
Total Distributable Loss	(252,341,387)		(3,489,578)	(9,262,717)	(276,953,767)
Net Assets	$412,109,568		$7,436,116	$20,007,225	$311,625,175
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	27,500,000		650,000	2,100,000	41,200,000
Net Asset Value, Offering and Redemption Price Per Share	$14.99		$11.44	$9.53	$7.56
*Includes Market Value of Securities on Loan	$29,387,834		$—	$—	$22,082,244

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities October 31, 2020

	Global X NASDAQ 100® Covered Call ETF	Global X S&P 500® Covered Call ETF	Global X Russell 2000 Covered Call ETF	Global X Nasdaq 100 Covered Call & Growth ETF
Assets:
Cost of Investments	$909,185,427	$96,150,145	$20,965,997	$6,686,816
Investments, at Value	$1,328,299,745	$104,917,850	$21,626,173	$6,575,230
Cash	4,443,677	309,807	58,285	2,953
Dividend and Interest Receivable	189,496	104,923	—	778
Reclaim Receivable	—	559	—	—
Due from Broker	—	—	—	8,837
Total Assets	1,332,932,918	105,333,139	21,684,458	6,587,798
Liabilities:
Options written at value(Premiums received $49,975,417, $2,883,608, $736,785 and $98,564 respectively)	6,581,480	1,285,600	196,700	17,925
Payable due to Investment Adviser	680,095	54,703	8,882	2,317
Due to Broker	29,016	1,116	4,122	—
Total Liabilities	7,290,591	1,341,419	209,704	20,242
Net Assets	$1,325,642,327	$103,991,720	$21,474,754	$6,567,556
Net Assets Consist of:
Paid-in Capital	$1,366,706,340	$137,080,505	$22,842,747	$6,682,159
Total Distributable Loss	(41,064,013)	(33,088,785)	(1,367,993)	(114,603)
Net Assets	$1,325,642,327	$103,991,720	$21,474,754	$6,567,556
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	64,200,000	2,450,000	1,050,000	250,000
Net Asset Value, Offering and Redemption Price Per Share	$20.65	$42.45	$20.45	$26.27

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities October 31, 2020
	Global X S&P 500 Covered Call & Growth ETF	Global X SuperIncome™ Preferred ETF		Global X YieldCo & Renewable Energy Income ETF	Global X S&P 500® Catholic Values ETF
Assets:
Cost of Investments	$3,766,991	$183,640,177		$63,017,212	$328,845,030
Cost of Repurchase Agreement	—	863,609		—	—
Cost of Foreign Currency	—	—		17,172	—
Investments, at Value	$3,705,964	$183,693,353	*	$66,012,807	$378,404,065
Repurchase Agreement, at Value	—	863,609		—	—
Cash	4,063	75,081		113,875	427,575
Foreign Currency, at Value	—	—		17,242	—
Dividend and Interest Receivable	3,683	478,072		52,457	319,043
Reclaim Receivable	19	—		31,051	2,140
Receivable for Capital Shares Sold	—	—		—	4,032,508
Due from Broker	—	—		49,988	—
Total Assets	3,713,729	185,110,115		66,277,420	383,185,331
Liabilities:
Obligation to Return Securities Lending Collateral	—	963,300		—	—
Options written at value(Premiums received $50,826, $–, $– and $– respectively)	7,700	—		—	—
Payable due to Investment Adviser	1,966	91,422		34,518	96,415
Payable for Investment Securities Purchased	—	—		—	4,033,709
Unrealized Depreciation on Spot Contracts	—	—		3	—
Payable for Capital Shares Redeemed	—	—		50,889	—
Due to Broker	172	40,049		—	2,478
Total Liabilities	9,838	1,094,771		85,410	4,132,602
Net Assets	$3,703,891	$184,015,344		$66,192,010	$379,052,729
Net Assets Consist of:
Paid-in Capital	$3,774,141	$250,234,458		$64,323,599	$329,565,633
Total Distributable Earnings/(Loss)	(70,250)	(66,219,114)		1,868,411	49,487,096
Net Assets	$3,703,891	$184,015,344		$66,192,010	$379,052,729
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	150,000	16,550,000		4,450,000	9,400,000
Net Asset Value, Offering and Redemption Price Per Share	$24.69	$11.12		$14.87	$40.32
*Includes Market Value of Securities on Loan	$—	$944,271		$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities October 31, 2020
	Global X S&P Catholic Values Developed ex-U.S. ETF	Global X Guru® Index ETF
Assets:
Cost of Investments	$2,510,603	$51,029,698
Cost of Foreign Currency	254	—
Investments, at Value	$2,487,282	$55,846,703
Cash	3,540	104,772
Foreign Currency, at Value	86	—
Dividend and Interest Receivable	7,275	47,280
Reclaim Receivable	35	—
Due from Broker	168	—
Total Assets	2,498,386	55,998,755
Liabilities:
Payable due to Investment Adviser	777	37,256
Total Liabilities	777	37,256
Net Assets	$2,497,609	$55,961,499
Net Assets Consist of:
Paid-in Capital	$2,505,028	$68,097,673
Total Distributable Loss	(7,419)	(12,136,174)
Net Assets	$2,497,609	$55,961,499
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	100,000	1,500,000
Net Asset Value, Offering and Redemption Price Per Share	$24.98	$37.31

The accompanying notes are an integral part of the financial statements.

Statements of Operations For the year ended October 31, 2020

	Global X Social Media ETF	Global X Lithium & Battery Tech ETF	Global X E- commerce ETF	Global X SuperDividend® ETF
Investment Income:
Dividend Income	$495,489	$7,185,843	$394,133	$53,938,261
Interest Income	580	2,250	—	6,027
Security Lending Income	71,661	5,604,871	41	887,853
Less: Foreign Taxes Withheld	(18,938)	(1,036,013)	(99)	(2,712,685)
Total Investment Income	548,792	11,756,951	394,075	52,119,456
Supervision and Administration Fees(1)	966,853	4,305,340	157,188	4,193,913
Custodian Fees(2)	1,123	14,825	796	71,986
Total Expenses	967,976	4,320,165	157,984	4,265,899
Net Investment Income (Loss)	(419,184)	7,436,786	236,091	47,853,557
Net Realized Gain (Loss) on:
Investments(3)	2,398,809	(70,020,887)	5,004,418	(331,586,442)
Foreign Currency Transactions	(10,500)	(938,739)	(203)	(414,498)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	2,388,309	(70,959,626)	5,004,215	(332,000,940)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	72,141,290	380,713,099	2,848,383	(30,898,766)
Foreign Currency Translations	420	(9,550)	—	(333,833)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	72,141,710	380,703,549	2,848,383	(31,232,599)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	74,530,019	309,743,923	7,852,598	(363,233,539)
Net Increase (Decrease) in Net Assets Resulting from Operations	$74,110,835	$317,180,709	$8,088,689	$(315,379,982)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations For the year ended October 31, 2020
	Global X Super Dividend® U.S. ETF	Global X MSCI SuperDividend® EAFE ETF	Global X MSCI SuperDividend® Emerging Markets ETF	Global X Super Dividend® REIT ETF
Investment Income:
Dividend Income	$17,236,312	$508,434	$1,184,682	$22,739,798
Interest Income	4,679	20	91	2,538
Security Lending Income	876,821	—	—	540,319
Less: Foreign Taxes Withheld	—	(30,348)	(122,826)	(280,459)
Total Investment Income	18,117,812	478,106	1,061,947	23,002,196
Supervision and Administration Fees(1)	2,065,363	56,865	120,981	2,106,459
Custodian Fees(2)	18,132	805	3,030	19,827
Total Expenses	2,083,495	57,670	124,011	2,126,286
Net Expenses	2,083,495	57,670	124,011	2,126,286
Net Investment Income	16,034,317	420,436	937,936	20,875,910
Net Realized Gain (Loss) on:
Investments(3)	(164,403,700)	(2,839,732)	(4,235,286)	(189,615,463)
Foreign Currency Transactions	—	(10,940)	(4,788)	7,987
Net Realized Loss on Investments and Foreign Currency Transactions	(164,403,700)	(2,850,672)	(4,240,074)	(189,607,476)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(30,409,532)	(1,396,154)	(1,264,782)	(86,953,450)
Foreign Capital Gains Tax on Appreciated Securities	—	—	(6,782)	—
Foreign Currency Translations	—	(1,527)	(2,198)	4,618
Net Change in Unrealized Depreciation on Investments and Foreign Currency Transactions	(30,409,532)	(1,397,681)	(1,273,762)	(86,948,832)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions	(194,813,232)	(4,248,353)	(5,513,836)	(276,556,308)
Net Decrease in Net Assets Resulting from Operations	$(178,778,915)	$(3,827,917)	$(4,575,900)	$(255,680,398)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations For the year ended October 31, 2020
	Global X NASDAQ 100® Covered Call ETF	Global X S&P 500® Covered Call ETF	Global X Russell 2000 Covered Call ETF	Global X Nasdaq 100 Covered Call & Growth ETF*
Investment Income:
Dividend Income	$9,809,525	$2,369,465	$161,169	$2,245
Interest Income	—	5	1	1
Less: Foreign Taxes Withheld	(9,630)	(233)	—	—
Total Investment Income	9,799,895	2,369,237	161,170	2,246
Supervision and Administration Fees(1)	6,217,544	785,946	83,391	2,712
Custodian Fees(2)	62,327	5,254	606	2
Broker Fees	685,951	83,752	10,238	—
Total Expenses	6,965,822	874,952	94,235	2,714
Waiver of Supervision and Administration Fees	(506)	(133)	(15,748)	–
Net Expenses	6,965,316	874,819	78,487	2,714
Net Investment Income (Loss)	2,834,579	1,494,418	82,683	(468)
Net Realized Gain (Loss) on:
Investments(3)	27,173,268	13,636,350	(306,688)	6,802
Written Options	(389,227,489)	(21,982,399)	(1,834,049)	(89,990)
Net Realized Loss on Investments	(362,054,221)	(8,356,049)	(2,140,737)	(83,188)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	298,527,621	(8,901,132)	559,474	(111,586)
Written Options	52,215,078	1,775,755	580,384	80,639
Net Change in Unrealized Appreciation (Depreciation) on Investments, Written Options	350,742,699	(7,125,377)	1,139,858	(30,947)
Net Realized and Unrealized Loss on Investments, Written Options	(11,311,522)	(15,471,426)	(1,000,879)	(114,135)
Net Decrease in Net Assets Resulting from Operations	$(8,476,943)	$(13,977,008)	$(918,196)	$(114,603)

*	The Fund commenced operations on September 18, 2020.

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations For the year ended October 31, 2020
	Global X S&P 500 Covered Call & Growth ETF	Global X SuperIncome™ Preferred ETF	Global X YieldCo & Renewable Energy Income ETF	Global X S&P 500® Catholic Values ETF
Investment Income:
Dividend Income	$5,248	$11,100,234	$1,844,182	$5,934,359
Interest Income	1	60,467	124	2,422
Security Lending Income	—	38,069	—	—
Less: Foreign Taxes Withheld	—	—	(261,344)	(25)
Total Investment Income	5,249	11,198,770	1,582,962	5,936,756
Supervision and Administration Fees(1)	2,337	1,073,279	290,591	955,619
Custodian Fees(2)	1	2,510	1,645	874
Total Expenses	2,338	1,075,789	292,236	956,493
Net Expenses	2,338	1,075,789	292,236	956,493
Net Investment Income	2,911	10,122,981	1,290,726	4,980,263
Net Realized Gain (Loss) on:
Investments(3)	2,304	(9,284,388)	1,496,284	16,852,821
Written Options	(54,633)	—	—	—
Foreign Currency Transactions	—	—	1,053	—
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(52,329)	(9,284,388)	1,497,337	16,852,821
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(61,027)	(2,761,284)	(95,830)	13,850,451
Written Options	43,126	—	—	—
Foreign Currency Translations	—	—	(852)	—
Net Change in Unrealized Appreciation (Depreciation) on Investments, Written Options and Foreign Currency Transactions	(17,901)	(2,761,284)	(96,682)	13,850,451
Net Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions	(70,230)	(12,045,672)	1,400,655	30,703,272
Net Increase (Decrease) in Net Assets Resulting from Operations	$(67,319)	$(1,922,691)	$2,691,381	$35,683,535

*	The Fund commenced operations on September 18, 2020.

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2020

	Global X S&P Catholic Values Developed ex- U.S. ETF*	Global X Guru® Index ETF
Investment Income:
Dividend Income	$24,877	$950,585
Interest Income	—	432
Security Lending Income	—	754
Less: Foreign Taxes Withheld	(2,994)	(4,022)
Total Investment Income	21,883	947,749
Supervision and Administration Fees(1)	3,232	414,735
Custodian Fees(2)	4	598
Total Expenses	3,236	415,333
Net Investment Income	18,647	532,416
Net Realized Gain (Loss) on:
Investments(3)	(3,086)	5,774,378
Foreign Currency Transactions	270	—
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(2,816)	5,774,378
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(23,321)	(1,127,648)
Foreign Currency Translations	71	—
Net Change in Unrealized Depreciation on Investments and Foreign Currency Transactions	(23,250)	(1,127,648)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(26,066)	4,646,730
Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,419)	$5,179,146

*	The Fund commenced operations on June 22, 2020.
(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Social Media ETF		Global X Lithium & Battery Tech ETF
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2020	Year Ended October 31, 2019
Operations:
Net Investment Income (Loss)	$(419,184)	$(438,706)	$7,436,786	$9,857,030
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	2,388,309	1,679,999	(70,959,626)	(33,026,292)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	72,141,710	11,082,048	380,703,549	(69,402,183)
Net Increase (Decrease) in Net Assets Resulting from Operations	74,110,835	12,323,341	317,180,709	(92,571,445)
Distributions	—	—	(7,964,116)	(19,555,528)
Capital Share Transactions:
Issued	42,396,781	6,158,958	192,232,822	18,595,520
Redeemed	(11,797,388)	(26,689,127)	(87,679,225)	(190,497,918)
Increase (Decrease) in Net Assets from Capital Share Transactions	30,599,393	(20,530,169)	104,553,597	(171,902,398)
Total Increase (Decrease) in Net Assets	104,710,228	(8,206,828)	413,770,190	(284,029,371)
Net Assets:
Beginning of Year	121,289,129	129,495,957	455,123,665	739,153,036
End of Year	$225,999,357	$121,289,129	$868,893,855	$455,123,665
Share Transactions:
Issued	900,000	200,000	5,500,000	700,000
Redeemed	(350,000)	(850,000)	(3,400,000)	(6,900,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	550,000	(650,000)	2,100,000	(6,200,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X E-commerce ETF		Global X SuperDividend® ETF
	Year Ended October 31, 2020	Period Ended October 31, 2019(1)	Year Ended October 31, 2020	Year Ended October 31, 2019
Operations:
Net Investment Income (Loss)	$236,091	$(6,429)	$47,853,557	$64,130,890
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(2)	5,004,215	274,775	(332,000,940)	(135,671,968)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	2,848,383	(62,273)	(31,232,599)	59,731,560
Net Increase (Decrease) in Net Assets Resulting from Operations	8,088,689	206,073	(315,379,982)	(11,809,518)
Distributions	(11,908)	—	(57,676,007)	(71,080,700)
Return of Capital	—	—	(6,836,903)	(10,387,010)
Capital Share Transactions:
Issued	92,365,190	4,225,143	103,937,093	166,372,434
Redeemed	(12,875,911)	(914,408)	(29,283,816)	(53,952,618)
Increase in Net Assets from Capital Share Transactions	79,489,279	3,310,735	74,653,277	112,419,816
Total Increase (Decrease) in Net Assets	87,566,060	3,516,808	(305,239,615)	19,142,588
Net Assets:
Beginning of Year	3,516,808	—	932,110,509	912,967,921
End of Year	$91,082,868	$3,516,808	$626,870,894	$932,110,509
Share Transactions:
Issued	3,700,000	250,002	7,900,000	9,400,000
Redeemed	(500,000)	(50,000)	(2,850,000)	(3,250,000)
Net Increase in Shares Outstanding from Share Transactions	3,200,000	200,002	5,050,000	6,150,000

(1)	The Fund commenced operations on November 27, 2018
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X SuperDividend® U.S. ETF		Global X MSCI SuperDividend® EAFE ETF
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2020	Year Ended October 31, 2019
Operations:
Net Investment Income	$16,034,317	$22,224,114	$420,436	$482,026
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(164,403,700)	(8,535,081)	(2,850,672)	(83,566)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(30,409,532)	2,304,041	(1,397,681)	1,256,336
Net Increase (Decrease) in Net Assets Resulting from Operations	(178,778,915)	15,993,074	(3,827,917)	1,654,796
Distributions	(28,896,892)	(29,513,428)	(454,057)	(547,298)
Return of Capital	(9,790,983)	(5,156,842)	(119,148)	—
Capital Share Transactions:
Issued	126,598,315	163,958,810	1,244,166	16,548,006
Redeemed	(41,906,406)	(13,708,213)	(7,934,045)	(3,916,333)
Increase (Decrease) in Net Assets from Capital Share Transactions	84,691,909	150,250,597	(6,689,879)	12,631,673
Total Increase (Decrease) in Net Assets	(132,774,881)	131,573,401	(11,091,001)	13,739,171
Net Assets:
Beginning of Year	544,884,449	413,311,048	18,527,117	4,787,946
End of Year	$412,109,568	$544,884,449	$7,436,116	$18,527,117
Share Transactions:
Issued	6,850,000	7,100,000	100,000	1,100,000
Redeemed	(2,700,000)	(600,000)	(600,000)	(250,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	4,150,000	6,500,000	(500,000)	850,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Global X MSCI SuperDividend® Emerging Markets ETF		Global X SuperDividend® REIT ETF
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2020	Year Ended October 31, 2019
Operations:
Net Investment Income	$937,936	$1,151,826	$20,875,910	$14,117,753
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(4,240,074)	(1,791,400)	(189,607,476)	1,195,882
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(1,273,762)	1,734,662	(86,948,832)	14,954,001
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,575,900)	1,095,088	(255,680,398)	30,267,636
Distributions	(1,074,084)	(1,146,140)	(30,276,922)	(16,433,940)
Return of Capital	(222,316)	—	(2,127,168)	—
Capital Share Transactions:
Issued	8,390,747	7,384,916	353,909,646	232,547,489
Redeemed	—	(2,105,142)	(118,989,550)	—
Increase in Net Assets from Capital Share Transactions	8,390,747	5,279,774	234,920,096	232,547,489
Total Increase (Decrease) in Net Assets	2,518,447	5,228,722	(53,164,392)	246,381,185
Net Assets:
Beginning of Year	17,488,778	12,260,056	364,789,567	118,408,382
End of Year	$20,007,225	$17,488,778	$311,625,175	$364,789,567
Share Transactions:
Issued	750,000	550,000	27,700,000	15,700,000
Redeemed	—	(150,000)	(10,300,000)	—
Net Increase in Shares Outstanding from Share Transactions	750,000	400,000	17,400,000	15,700,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Global X NASDAQ 100® Covered Call ETF		Global X S&P 500® Covered Call ETF
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2020	Year Ended October 31, 2019
Operations:
Net Investment Income	$2,834,579	$1,351,100	$1,494,418	$1,148,589
Net Realized Loss on Investments(1)	(362,054,221)	(20,251,238)	(8,346,049)	(837,062)
Net Change in Unrealized Appreciation (Depreciation) on Investments , Written Options	350,742,699	73,301,428	(7,125,377)	9,025,817
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,476,943)	54,401,290	(13,977,008)	9,337,344
Distributions	(2,834,579)	(42,482,025)	(1,539,799)	(5,450,400)
Return of Capital	(117,268,361)	(12,331,150)	(7,321,411)	(780,262)
Capital Share Transactions:
Issued	751,004,959	391,863,250	59,320,432	64,332,407
Redeemed	(64,819,105)	(18,616,590)	(65,843,588)	(11,786,529)
Increase (Decrease) in Net Assets from Capital Share Transactions	686,185,854	373,246,660	(6,523,156)	52,545,878
Total Increase (Decrease) in Net Assets	557,605,971	372,834,775	(29,361,374)	55,652,560
Net Assets:
Beginning of Year	768,036,356	395,201,581	133,353,094	77,700,534
End of Year	$1,325,642,327	$768,036,356	$103,991,720	$133,353,094
Share Transactions:
Issued	34,200,000	17,250,000	1,250,000	1,350,000
Redeemed	(3,250,000)	(850,000)	(1,500,000)	(250,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	30,950,000	16,400,000	(250,000)	1,100,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Global X Russell 2000 Covered Call ETF		Global X Nasdaq 100 Covered Call & Growth ETF
	Year Ended October 31, 2020	Period Ended October 31, 2019(1)	Period Ended October 31, 2020(2)
Operations:
Net Investment Income (Loss)	$82,683	$18,162	$(468)
Net Realized Gain (Loss) on Investments(3)	(2,140,737)	222,010	(83,188)
Net Change in Unrealized Appreciation (Depreciation) on Investments , Written Options	1,139,858	60,403	(30,947)
Net Increase (Decrease) in Net Assets Resulting from Operations	(918,196)	300,575	(114,603)
Distributions	(157,338)	(257,580)	—
Return of Capital	(1,449,526)	—	(20,955)
Capital Share Transactions:
Issued	16,222,704	8,790,388	6,703,114
Redeemed	(1,056,273)	—	—
Increase in Net Assets from Capital Share Transactions	15,166,431	8,790,388	6,703,114
Total Increase in Net Assets	12,641,371	8,833,383	6,567,556
Net Assets:
Beginning of Year/Period	8,833,383	—	—
End of Year/Period	$21,474,754	$8,833,383	$6,567,556
Share Transactions:
Issued	750,000	350,000	249,999
Redeemed	(50,000)	—	—
Net Increase in Shares Outstanding from Share Transactions	700,000	350,000	249,999

(1)	The Fund commenced operations on April 17, 2019
(2)	The Fund commenced operations on September 18, 2020
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Global X S&P 500 Covered Call & Growth ETF	Global X SuperIncome™ Preferred ETF
	Period Ended October 31, 2020(1)	Year Ended October 31, 2020	Year Ended October 31, 2019
Operations:
Net Investment Income	$2,911	$10,122,981	$10,751,860
Net Realized Loss on Investments(2)	(52,329)	(9,284,388)	(2,026,921)
Net Change in Unrealized Appreciation (Depreciation) on Investments , Written Options	(17,901)	(2,761,284)	6,821,972
Net Increase (Decrease) in Net Assets Resulting from Operations	(67,319)	(1,922,691)	15,546,911
Distributions	(2,931)	(10,818,268)	(11,905,843)
Return of Capital	(16,682)	(549,532)	(83,858)
Capital Share Transactions:
Issued	3,790,823	24,650,476	35,371,469
Redeemed	—	(28,436,633)	(23,990,686)
Increase (Decrease) in Net Assets from Capital Share Transactions	3,790,823	(3,786,157)	11,380,783
Total Increase (Decrease) in Net Assets	3,703,891	(17,076,648)	14,937,993
Net Assets:
Beginning of Year/Period	—	201,091,992	186,153,999
End of Year/Period	$3,703,891	$184,015,344	$201,091,992
Share Transactions:
Issued	149,999	2,200,000	3,050,000
Redeemed	—	(2,800,000)	(2,100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	149,999	(600,000)	950,000

(1)	The Fund commenced operations on September 18, 2020
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Global X YieldCo & Renewable Energy Income ETF		Global X S&P 500® Catholic Values ETF
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2020	Year Ended October 31, 2019
Operations:
Net Investment Income	$1,290,726	$187,149	$4,980,263	$3,782,250
Net Realized Gain on Investments and Foreign Currency Transactions(1)	1,497,337	190,826	16,852,821	6,721,506
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(96,682)	3,484,245	13,850,451	21,644,396
Net Increase in Net Assets Resulting from Operations	2,691,381	3,862,220	35,683,535	32,148,152
Distributions	(1,352,385)	(644,590)	(4,642,650)	(4,718,097)
Capital Share Transactions:
Issued	43,544,055	9,218,950	118,264,481	126,239,636
Redeemed	(4,895,974)	(1,787,815)	(45,763,409)	(25,948,245)
Increase in Net Assets from Capital Share Transactions	38,648,081	7,431,135	72,501,072	100,291,391
Total Increase in Net Assets	39,987,077	10,648,765	103,541,957	127,721,446
Net Assets:
Beginning of Year	26,204,933	15,556,168	275,510,772	147,789,326
End of Year	$66,192,010	$26,204,933	$379,052,729	$275,510,772
Share Transactions:
Issued	2,900,000	700,000	3,150,000	3,750,000
Redeemed	(350,000)	(150,000)	(1,150,000)	(750,000)
Net Increase in Shares Outstanding from Share Transactions	2,550,000	550,000	2,000,000	3,000,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Global X S&P Catholic Values Developed ex- U.S. ETF	Global X Guru® Index ETF
	Period Ended October 31, 2020(1)	Year Ended October 31, 2020	Year Ended October 31, 2019
Operations:
Net Investment Income	$18,647	$532,416	$214,681
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(2)	(2,816)	5,774,378	1,800,709
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(23,250)	(1,127,648)	5,386,322
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,419)	5,179,146	7,401,712
Distributions	—	(538,248)	(310,767)
Return of Capital	—	(28,732)	(82,434)
Capital Share Transactions:
Issued	2,505,028	—	1,570,034
Redeemed	—	(4,784,665)	(9,624,431)
Increase (Decrease) in Net Assets from Capital Share Transactions	2,505,028	(4,784,665)	(8,054,397)
Total Increase (Decrease) in Net Assets	2,497,609	(172,499)	(1,045,886)
Net Assets:
Beginning of Year/Period	—	56,133,998	57,179,884
End of Year/Period	$2,497,609	$55,961,499	$56,133,998
Share Transactions:
Issued	99,999	—	50,000
Redeemed	—	(150,000)	(300,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	99,999	(150,000)	(250,000)

(1)	The Fund commenced operations on June 22, 2020
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Total from Distributions ($)
Global X Social Media ETF
2020	31.92	(0.11)	20.14	20.03	—	—
2019	29.10	(0.10)	2.92	2.82	—	—
2018	32.67	(0.06)	(3.02)	(3.08)	(0.49)	(0.49)
2017	23.53	0.10	9.08	9.18	(0.04)	(0.04)
2016	19.29	0.02	4.22	4.24		***
Global X Lithium & Battery Tech ETF
2020	25.04	0.40	17.86	18.26	(0.44)	(0.44)
2019	30.32	0.48	(4.86)	(4.38)	(0.90)	(0.90)
2018	39.14	0.33	(7.89)	(7.56)	(1.26)	(1.26)
2017	24.02	0.33	15.31	15.64	(0.52)	(0.52)
2016	20.62	0.27	3.18	3.45	(0.05)	(0.05)
Global X E-commerce ETF
2020	17.58	0.19	9.05	9.24	(0.03)	(0.03)
2019(1)	15.00	(0.05)	2.63	2.58	—	—

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)††

51.95	62.75	225,999	0.65		(0.28)	19.23
31.92	9.69	121,289	0.65		(0.33)	16.92
29.10	(9.61)	129,496	0.65		(0.16)	21.36
32.67	39.09	164,998	0.65		0.35	41.40
23.53	21.99	134,111	0.65		0.12	39.89

42.86	73.82	868,894	0.75		1.30	65.14
25.04	(14.61)	455,124	0.75		1.75	35.28
30.32	(20.01)	739,153	0.75		0.96	16.48
39.14	66.46	950,071	0.75		1.02	68.13
24.02	16.76	112,304	0.76		1.21	44.90

26.79	52.67	91,083	0.50		0.75	42.01
17.58	17.20	3,517	0.68	†	(0.32)†	23.50

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount rounds to less than $0.00.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on November 27, 2018.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X SuperDividend® ETF
2020	17.25	0.86	(6.34)	(5.48)	(1.04)	—
2019	19.06	1.24	(1.47)	(0.23)	(1.38)	—
2018	21.51	1.35	(2.26)	(0.91)	(1.43)	—
2017	20.43	1.08	1.45	2.53	(1.22)	—
2016	20.65	1.15	0.08	1.23	(1.30)	—
Global X SuperDividend® U.S. ETF
2020	23.34	0.62	(7.45)	(6.83)	(1.14)	—
2019	24.53	1.12	(0.56)	0.56	(1.49)	—
2018	25.18	1.07	(0.17)	0.90	(1.35)	—
2017	24.00	0.79#	1.94	2.73	(0.96)	—
2016	25.23	0.92#	(0.40)	0.52	(1.07)	—
Global X MSCI SuperDividend® EAFE ETF
2020	16.11	0.56	(4.53)	(3.97)	(0.55)	—
2019	15.96	0.82	0.36	1.18	(1.03)	—
2018	18.13	1.12	(2.04)	(0.92)	(1.10)	(0.15)
2017(1)	14.87	0.81	3.04	3.85	(0.59)	—

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.12)	(1.16)	10.61	(32.80)	626,871	0.59		6.62		124.55
(0.20)	(1.58)	17.25	(1.02)	932,111	0.59		7.03		56.85
(0.11)	(1.54)	19.06	(4.65)	912,968	0.59		6.48		59.48
(0.23)	(1.45)	21.51	12.69	992,893	0.58		5.07		67.38
(0.15)	(1.45)	20.43	6.23	801,816	0.58		5.67		39.06

(0.38)	(1.52)	14.99	(30.12)	412,110	0.45		3.50		93.44
(0.26)	(1.75)	23.34	2.61	544,884	0.46		4.83		60.00
(0.20)	(1.55)	24.53	3.66	413,311	0.46		4.31		33.25
(0.59)	(1.55)	25.18	11.64	425,579	0.45		3.15		53.01
(0.68)	(1.75)	24.00	2.13	338,397	0.45		3.77#		53.45

(0.15)	(0.70)	11.44	(25.24)	7,436	0.56		4.07		59.28
—	(1.03)	16.11	7.81	18,527	0.56		5.23		29.81
—	(1.25)	15.96	(5.59)	4,788	0.56		6.36		52.96
—	(0.59)	18.13	26.19	1,813	0.56	†	4.97	†	45.40

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

#
Effective November 1, 2015, the Fund changed its method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the financial highlight ratios and per share disclosures to the extent that the fund recorded investment income that differed from amounts previously estimated.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on November 14, 2016.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)
Global X MSCI SuperDividend® Emerging Markets ETF
2020	12.95	0.55	(3.17)	(2.62)	(0.66)	(0.14)
2019	12.91	0.87	0.05	0.92	(0.88)	—
2018	15.94	0.90	(3.02)	(2.12)	(0.91)	—
2017	14.96	0.83	0.91	1.74	(0.76)	—
2016	13.73	0.59	1.41	2.00	(0.77)	—
Global X SuperDividend® REIT ETF
2020	15.33	0.56	(7.41)	(6.85)	(0.86)	(0.06)
2019	14.62	0.99	0.91	1.90	(1.19)	—
2018	15.29	0.92	(0.28)	0.64	(1.31)	—
2017	14.60	0.86	0.96	1.82	(1.13)	—
2016	13.18	0.91	1.72	2.63	(1.21)	—

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††

(0.80)	9.53	(21.01)	20,007	0.67	5.04	93.04
(0.88)	12.95	7.14	17,489	0.66	6.51	66.65
(0.91)	12.91	(14.10)	12,260	0.67	5.89	79.52
(0.76)	15.94	11.95	12,748	0.66	5.25	122.32
(0.77)	14.96	15.58	3,740	0.65	4.49	64.83

(0.92)	7.56	(45.94)	311,625	0.58	5.74	106.23
(1.19)	15.33	13.68	364,790	0.59	6.71	34.16
(1.31)	14.62	4.30	118,408	0.59	6.15	41.61
(1.13)	15.29	13.00	51,986	0.58	5.74	54.96
(1.21)	14.60	21.01	34,302	0.56	6.23	16.87

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X NASDAQ 100® Covered Call ETF(1)
2020	23.10	0.06	(0.06)	—	(0.06)	—
2019	23.45	0.06	1.95	2.01	(1.83)	—
2018	24.30	0.07	1.71	1.78	(0.87)	(0.11)
2017	22.06	0.12	3.93	4.05	(1.81)	—
2016	23.51	0.15	0.53	0.68	(1.06)	—
Global X S&P 500® Covered Call ETF(1)
2020	49.39	0.56	(4.17)	(3.61)	(0.58)	—
2019	48.56	0.56	3.30	3.86	(2.27)	(0.39)
2018	50.10	0.62	1.88	2.50	(0.22)	(1.22)
2017(5)	47.62	0.34	2.67	3.01	(0.53)	—
2017(6)	43.11	0.66	5.39	6.05	(1.54)	—
2016(6)	45.39	0.70	(0.90)	(0.20)	(1.50)	—

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(2.39)	(2.45)	20.65	0.21	1,325,642	0.67	(2)	0.27		27.87
(0.53)	(2.36)	23.10	9.39	768,036	0.85	(2)	0.26		11.82
(1.65)	(2.63)	23.45	7.44	395,202	0.68	(3)	0.30		15.00
—	(1.81)	24.30	19.04	157,980	0.60		0.53		4.00
(1.07)	(2.13)	22.06	3.32	52,952	0.60		0.69		9.00

(2.75)	(3.33)	42.45	(7.42)	103,992	0.71	(4)	1.22		7.29
(0.37)	(3.03)	49.39	8.40	133,353	0.87	(4)	1.16		3.92
(2.60)	(4.04)	48.56	4.97	77,701	0.65		1.22		4.00
—	(0.53)	50.10	6.35	62,628	0.65	†	1.39	†	8.00
—	(1.54)	47.62	14.29	64,413	0.65		1.46		21.00
(0.58)	(2.08)	43.11	(0.29)	60,459	0.65		1.61		7.00

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)
The financial statements include the financial information of the Predecessor Funds through December 21, 2018 (See Note 1 in Notes to Financial Statements). As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Accordingly, performance figures for the Fund for periods prior to the date of the Reorganization represent the performance of the Predecessor Fund.

(2)
Excluding broker fees on written options, the ratio of expenses to average net assets would have been 0.60% and 0.60% for the year ended October 31, 2020 and October 31, 2019, respectively. The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.60% and 0.60% for the year ended October 31, 2020 and year ended October 31, 2019.

(3)	Includes excise tax. If this excise expense was not included, the ratio would have been 0.60%.
(4)
Excluding broker fees on written options, the ratio of expenses to average net assets would have been 0.64% and 0.65% for the year ended October 31, 2020 and year ended October 31, 2019, respectively The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.64% and 0.65% for the year ended October 31, 2020 and year ended October 31, 2019.

(5)	Effective October 31, 2017, the Predecessor Fund changed its fiscal year end from April 30 to October 31. The information presented is from May 1, 2017 through October 31, 2017.
(6)	For the year or period end from April 30.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X Russell 2000 Covered Call ETF
2020	25.24	0.12	(2.51)	(2.39)	(0.11)	(0.17)
2019(1)	25.00	0.09	1.37	1.46	(1.22)	—
Global X Nasdaq 100 Covered Call & Growth ETF
2020(2)	26.30	—	0.11	0.11	—	—
Global X S&P 500 Covered Call & Growth ETF)
2020(2)	25.22	0.02	(0.41)	(0.41)	(0 .02)	—

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(2.12)	(2.40)	20.45	(9.18)	21,475	0.56#		0.68		11.16
—	(1.22)	25.24	5.99	8,833	0.82	†#	0.68	†	5.82

(0.14)	(0.14)	26.27	0.40	6,568	0.60	†	(0.10	)†	1.65

(0.12)	(0.14)	24.69	(1.60)	3,704	0.60	†	0.75	†	0.75

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
#
Excluding broker fees on written options, the ratio of expenses to average net assets would have been 0.60% and 0.60% for the year ended October 31, 2020 and period ended October 31, 2019, respectively. The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.68% and 0.97% for the year ended October 31, 2020 and period ended October 31, 2019, respectively.

(1)	The Fund commenced operations on April 17, 2019.
(2)	The Fund commenced operations on September 18, 2020.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)
Global X SuperIncome™ Preferred ETF
2020	11.73	0.60	(0.53)	0.07	(0.65)	(0.03)
2019	11.49	0.66	0.32	0.98	(0.73)	(0.01)
2018	12.44	0.78	(0.88)	(0.10)	(0.85)	—
2017	13.16	0.82	(0.65)	0.17	(0.85)	(0.04)
2016	13.49	0.91	(0.33)	0.58	(0.91)	—
Global X YieldCo & Renewable Energy Income ETF
2020	13.79	0.41	1.13	1.54	(0.46)	—
2019	11.52	0.13	2.61	2.74	(0.47)	—
2018	12.53	0.37	(0.80)	(0.43)	(0.50)	(0.08)
2017	11.16	0.28#	1.59	1.87	(0.50)	—
2016	11.06	0.41#	0.35	0.76	(0.48)	(0.18)

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††

(0.68)	11.12	0.81	184,015	0.58	5.47	67.65
(0.74)	11.73	8.87	201,092	0.58	5.72	55.98
(0.85)	11.49	(0.87)	186,154	0.58	6.48	105.48
(0.89)	12.44	1.31	236,331	0.58	6.39	45.12
(0.91)	13.16	4.44	232,206	0.58	6.81	47.62

(0.46)	14.87	11.39	66,192	0.65	2.89	29.27
(0.47)	13.79	24.34	26,205	0.65	1.01	87.06
(0.58)	11.52	(3.50)	15,556	0.65	3.07	33.50
(0.50)	12.53	17.30	20,046	0.65	2.37#	25.99
(0.66)	11.16	7.25	6,695	0.66	3.78#	40.25

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

#
Effective November 1, 2015, the Fund changed its method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the financial highlight ratios and per share disclosures to the extent that the fund recorded investment income that differed from amounts previously estimated.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X S&P 500® Catholic Values ETF
2020	37.23	0.58	3.08	3.66	(0.55)	(0.02)
2019	33.59	0.58	3.92	4.50	(0.81)	(0.05)
2018	31.83	0.58	1.60	2.18	(0.41)	(0.01)
2017	25.74	0.48	5.74	6.22	(0.13)	***
2016(1)	25.14	0.24	0.36	0.60	—	—
Global X S&P Catholic Values Developed ex-U.S. ETF
2020(2)	25.05	0.19	(0.26)	(0.07)	—	—
Global X Guru® Index ETF
2020	34.02	0.33	3.32	3.65	(0.34)	—
2019	30.09	0.12	4.02	4.14	(0.17)	—
2018	28.70	0.11	1.44	1.55	(0.16)	—
2017	23.14	0.14#	5.47	5.61	(0.05)	—
2016	23.96	0.12#	(0.83)	(0.71)	(0.09)	—

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

—	(0.57)	40.32	9.89	379,053	0.29		1.51		5.55
—	(0.86)	37.23	13.86	275,511	0.29		1.66		8.54
—	(0.42)	33.59	6.86	147,789	0 .29@		1.72		4.33
—	(0.13)	31.83	24.27	114,581	0 .29@		1.64		6.09
—	—	25.74	2.39	39,899	0 .29@†		1.75	†	2.80

—	—	24.98	(0.28)	2,498	0.35	†	2.02	†	4.04

(0.02)	(0.36)	37.31	10.84	55,961	0.75		0.96		124.90
(0.04)	(0.21)	34.02	13.90	56,134	0.75		0.38		126.44
—	(0.16)	30.09	5.40	57,180	0.75		0.36		112.64
—	(0.05)	28.70	24.30	55,956	0.75		0.54#		94.71
(0.02)	(0.11)	23.14	(2.97)	59,013	0.75		0.52#		102.07

@	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.39% for the Global X S&P 500® Catholic Values ETF.
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount rounds to less than $0.00.
#
Effective November 1, 2015, the Fund changed its method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the financial highlight ratios and per share disclosures to the extent that the fund recorded investment income that differed from amounts previously estimated.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on April 18, 2016.
(2)	The Fund commenced operations on June 22, 2020.

Amounts designated as “—” are $0 or have been rounded to $0.

Notes to Financial Statements October 31, 2020

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of October 31, 2020, the Trust had eighty-seven portfolios, seventy-seven of which were operational. The financial statements herein and the related notes pertain to the Global X Social Media ETF, Global X Lithium & Battery Tech ETF, Global X E-commerce ETF, Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X MSCI SuperDividend® EAFE ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X SuperDividend® REIT ETF, Global X Nasdaq 100® Covered Call ETF, Global X S&P 500® Covered Call ETF, Global X Russell 2000 Covered Call ETF, Global X Nasdaq 100 Covered Call & Growth ETF, Global X S&P 500 Covered Call & Growth ETF, Global X SuperIncome™ Preferred ETF, Global X YieldCo & Renewable Energy Income ETF, Global X S&P 500® Catholic Values ETF, Global X S&P Catholic Values Developed ex-U.S. ETF, and Global X Guru® Index ETF (each a “Fund”, collectively, the “Funds”). On August 28, 2020, the Global X Scientific Beta U.S. ETF, Global X Scientific Beta Europe ETF, Global X Scientific Beta Japan ETF, and Global X Scientific Beta Asia ex-Japan ETF, were liquidated.

Each Fund (except the Global X SuperDividend® ETF, Global X SuperDividend® U.S.  ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X MSCI  SuperDividend® EAFE ETF, Global X SuperDividend® REIT ETF, Global X  SuperIncomeTM Preferred ETF, Global X Guru® Index ETF, Global X S&P 500® Catholic Values ETF, Global X Russell 2000 Covered Call ETF, Global X S&P 500® Covered Call ETF, and Global X S&P 500® Covered Call & Growth ETF) has elected non-diversified status.

Effective November 19, 2018, the Global X YieldCo Index ETF was renamed the Global X YieldCo & Renewable Energy Income ETF, and its underlying index was changed to the Indxx YieldCo & Renewable Energy Income Index.

On December 24, 2018, the shareholders of the Horizons NASDAQ 100® Covered Call ETF and Horizons S&P 500® Covered Call ETF (together, the “Predecessor Funds”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for (a) the transfer of all the assets and assumption of certain of the liabilities of each Predecessor Fund to the Global X Nasdaq 100® Covered Call ETF and the Global X
S&P 500® Covered Call ETF (together, the “Successor Funds”), respectively; (b) the issuance of shares of the Successor Fund to the shareholders of the corresponding Predecessor Fund; and (c) the liquidation and termination of the Predecessor Fund. The effective date of the Reorganization of each Predecessor Fund was December 24, 2018. The Successor Funds had no operations prior to the Reorganization. The Predecessor Funds had substantially similar investment objectives, investment strategies, policies and

Notes to Financial Statements (CONTINUED) October 31, 2020

1. ORGANIZATION (continued)

restrictions as those of the Successor Funds. The financial statements and financial highlights include the financial information of the Predecessor Funds through December 21, 2018.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

MLPs – Certain Funds may invest in MLPs. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as an MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners: the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity.

Notes to Financial Statements (CONTINUED) October 31, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

Limited partners typically own the remainder of the partnership through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Notes to Financial Statements (CONTINUED) October 31, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Board of Trustees (the “Board”) of the Trust. The Funds’ Fair Value Procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that is traded outside the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment advisor (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of October 31, 2020, Global X Lithium & Battery Tech ETF and Global X YieldCo & Renewable Energy Income ETF had fair valued securities valued at $91 and $0. There were no other securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Notes to Financial Statements (CONTINUED) October 31, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended October 31, 2020, there have been no significant changes to the Funds’ fair valuation methodologies.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS – Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at October 31, 2020. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business.  In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian (“Custodian”), and are designated as being held on each Fund’s behalf by its Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

Notes to Financial Statements (CONTINUED) October 31, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

As of October 31, 2020, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

	Repurchase Agreements	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)
Global X Social Media ETF
BNP Paribas	$1,697,614	$1,697,614	$-	$-
Global X Lithium & Battery Tech ETF
BNP Paribas	33,673,349	33,673,349	-	-
Global X E-commerce ETF
BNP Paribas	389,256	389,256	-	-
Global X SuperDividend® ETF
BNP Paribas	32,788,906	32,788,906	-	-
Global X SuperDividend® U.S. ETF
BNP Paribas	27,303,045	27,303,045	-	-
Global X SuperDividend® REIT ETF
BNP Paribas	20,784,811	20,784,811	-	-
Global X SuperIncome™ Preferred ETF
BNP Paribas	863,609	863,609	-	-

(1) Excess collateral received is not presented in the table above. Please refer to the Schedules of Investments for the market value of the collateral received for each Fund.
(2)Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES – It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

Notes to Financial Statements (CONTINUED) October 31, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting period ended October 31, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Notes to Financial Statements (CONTINUED) October 31, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

INVESTMENTS IN REITs – With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 50,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value at October 31, 2020	Redemption Fee
Global X Social Media ETF	50,000	$300	$2,597,500	$300
Global X Lithium & Battery Tech ETF	50,000	1,000	2,143,000	1,000
Global X E-commerce ETF	50,000	500	1,339,500	500
Global X SuperDividend® ETF	50,000	2,000	530,500	2,000
Global X SuperDividend® U.S. ETF	50,000	250	749,500	250
Global X MSCI SuperDividend® EAFE ETF	50,000	1,000	572,000	1,000
Global X MSCI SuperDividend® Emerging Markets ETF	50,000	3,000	476,500	3,000
Global X SuperDividend® REIT ETF	50,000	250	378,000	250
Global X NASDAQ 100® Covered Call ETF	50,000	500	1,032,500	500
Global X S&P 500® Covered Call ETF	50,000	2,000	2,122,500	2,000
Global X Russell 2000® Covered Call ETF	50,000	250	1,022,500	250
Global X Nasdaq 100 Covered Call & Growth ETF	50,000	500	1,313,500	500
Global X S&P 500 Covered Call & Growth ETF	50,000	2,000	1,234,500	2,000
Global X SuperIncome™ Preferred ETF	50,000	300	556,000	300
Global X YieldCo & Renewable Energy Income ETF	50,000	500	743,500	500
Global X S&P 500® Catholic Values ETF	50,000	1,300	2,016,000	1,300
Global X S&P Catholic Values Developed ex-U.S. ETF	50,000	8,900	1,249,000	8,900
Global X Guru® Index ETF	50,000	250	1,865,500	250

Notes to Financial Statements (CONTINUED) October 31, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%.  Cash overdraft charges are included in custodian fees on the Statements of Operations.

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”).  In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee  structure.  For the Adviser’s service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, custodian fees, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and
Administration Fee
Global X Social Media ETF	0.65%
Global X Lithium & Battery Tech ETF	0.75%
Global X E-commerce ETF*	0.50%
Global X SuperDividend® ETF	0.58%
Global X SuperDividend® U.S. ETF	0.45%

Notes to Financial Statements (CONTINUED) October 31, 2020

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)

Supervision and
Administration Fee
Global X MSCI SuperDividend® EAFE ETF	0.55%
Global X MSCI SuperDividend® Emerging Markets ETF	0.65%
Global X SuperDividend® REIT ETF	0.58%
Global X NASDAQ 100® Covered Call ETF**	0.60%
Global X S&P 500® Covered Call ETF***,****	0.60%
Global X Russell 2000® Covered Call ETF*****	0.60%
Global X Nasdaq 100 Covered Call & Growth ETF	0.60%
Global X S&P 500 Covered Call & Growth ETF	0.60%
Global X SuperIncomeTM Preferred ETF	0.58%
Global X YieldCo & Renewable Energy Income ETF	0.65%
Global X S&P 500® Catholic Values ETF******	0.29%
Global X S&P Catholic Values Developed ex-U.S. ETF	0.35%
Global X Guru® Index ETF	0.75%

*Prior to November 18, 2019, the Supervision and Administration Fee for the Global X E-commerce ETF was 0.68%.

**Pursuant to an expense limitation agreement in existence between the Global X NASDAQ 100® Covered Call ETF (the “Fund”) and the Adviser, the Adviser agreed to waive or reimburse fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund, exclusive of taxes, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses) will not exceed 0.60% of the Fund’s average daily net assets per year, effective March 1, 2020, until at least March 1, 2021.

***Pursuant to an expense limitation agreement in existence between the Global X S&P 500® Covered Call ETF (the “Fund”) and the Adviser, the Adviser agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund, exclusive of taxes, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses) will not exceed 0.65% of the Fund’s average daily net assets per year, effective March 1, 2020, until at least March 1, 2021.

****Pursuant to an expense limitation agreement in existence between the Global X S&P 500® Covered Call ETF (the “Fund”) and the Adviser, the Adviser agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses) will not exceed 0.60% of the Fund’s average daily net assets per year, effective August 21, 2020, until at least March 1, 2022. Effective August 21, 2020, the Supervision and Administration Fee of the Fund was reduced to 0.60%.

Notes to Financial Statements (CONTINUED) October 31, 2020

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER

TRANSACTIONS (continued)

*****Pursuant to an expense limitation agreement in existence between the Global X Russell 2000® Covered Call ETF (the “Fund”) and the Adviser, the Adviser agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses) will not exceed 0.60% of the Fund’s average daily net assets per year until at least March 1, 2021.

******Pursuant to an expense limitation agreement in existence between the Global X S&P 500® Catholic Values ETF (the “Fund”) and the Adviser prior to March 1, 2018, the Adviser agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses and extraordinary expenses (such as litigation and indemnification expenses)  (“Total Annual Fund Operating Expenses”) would not exceed 0.29% of the Fund’s average daily net assets per year until at least March 1, 2018. Pursuant to the expense limitation agreement, the Fund (at a later date) could reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser would not cause Total Annual Fund Operating Expenses to exceed the maximum permitted rate during the period in which it is paid and the Board had approved such reimbursement to the Adviser. Although the Board voted on December 19, 2017, to permanently reduce the Fund’s fees to 0.29% and end the expense limitation agreement as of March 1, 2018, prior waived or reimbursed fees are still subject to recoupment.  As of October 31, 2020, the amounts of waivers/reimbursements subject to recoupment for the Fund were $0 expiring in 2022, $43,032 expiring 2021 and $88,406 expiring 2020. As of October 31, 2020, there had been no recoupment of previously waived and reimbursed fees.

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements, and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares.

Notes to Financial Statements (CONTINUED) October 31, 2020

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER

TRANSACTIONS (continued)

SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement, rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as Custodian and transfer agent of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

4. INVESTMENT TRANSACTIONS

For the year ended October 31, 2020, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities, were:

	Purchases	Sales and Maturities
Global X Social Media ETF	$37,436,925	$28,985,604
Global X Lithium & Battery Tech ETF	447,998,198	373,743,354
Global X E-commerce ETF	14,024,158	13,723,564
Global X SuperDividend® ETF	902,657,543	898,828,974
Global X SuperDividend® U.S. ETF	429,090,172	454,474,323
Global X MSCI SuperDividend® EAFE ETF	6,237,058	6,389,700
Global X MSCI SuperDividend® Emerging Markets ETF	21,364,841	16,992,225
Global X SuperDividend® REIT ETF	379,581,084	388,219,228
Global X NASDAQ 100® Covered Call ETF	297,446,610	794,961,628
Global X S&P 500® Covered Call ETF	8,987,383	36,809,320

Notes to Financial Statements (CONTINUED) October 31, 2020

4. INVESTMENT TRANSACTIONS (continued)

	Purchases	Sales and Maturities
Global X Russell 2000® Covered Call ETF	1,610,054	4,996,962
Global X Nasdaq 100 Covered Call & Growth ETF	88,846	162,737
Global X S&P 500 Covered Call & Growth ETF	28,352	63,449
Global X SuperIncome™ Preferred ETF	125,346,864	125,817,792
Global X YieldCo & Renewable Energy Income ETF	21,362,262	13,012,039
Global X S&P 500® Catholic Values ETF	18,800,560	18,158,127
Global X S&P Catholic Values Developed ex-U.S. ETF	114,671	102,889
Global X Guru® Index ETF	68,562,514	68,595,889

For the year ended October 31, 2020, there were no purchases and sales of long-term U.S. Government securities.

For the year ended October 31, 2020, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X Social Media ETF	$33,340,357	$10,559,714	$1,966,522
Global X Lithium & Battery Tech ETF	104,208,945	62,679,799	3,955,066
Global X E-commerce ETF	92,096,000	12,844,433	4,549,847
Global X SuperDividend® ETF	90,730,215	27,787,216	(9,224,904)
Global X SuperDividend® U.S. ETF	126,117,688	34,059,155	2,165,771
Global X MSCI SuperDividend® EAFE ETF	1,217,335	7,923,306	(707,578)
Global X MSCI SuperDividend® Emerging Markets ETF	3,714,194	-	-
Global X SuperDividend® REIT ETF	353,613,219	118,682,903	19,269,208
Global X NASDAQ 100® Covered Call ETF	778,575,756	66,199,151	29,752,498
Global X S&P 500® Covered Call ETF	60,812,072	66,922,435	17,587,784
Global X Russell 2000® Covered Call ETF	16,843,643	1,088,385	335,463
Global X Nasdaq 100 Covered Call & Growth ETF	6,753,905	-	-
Global X S&P 500 Covered Call & Growth ETF	3,799,913	-	-
Global X SuperIncome™ Preferred ETF	24,579,689	28,420,360	(2,327,435)
Global X YieldCo & Renewable Energy Income ETF	35,307,456	5,003,213	1,265,475
Global X S&P 500® Catholic Values ETF	117,889,845	45,730,969	17,772,932
Global X S&P Catholic Values Developed ex-U.S. ETF	2,501,921	-	-
Global X Guru® Index ETF	-	4,796,655	428,411

Notes to Financial Statements (CONTINUED) October 31, 2020

4. INVESTMENT TRANSACTIONS (continued)

For the year or period ended October 31, 2019, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X Social Media ETF	$5,555,728	$23,964,734	$4,282,069
Global X Lithium & Battery Tech ETF	14,347,370	156,294,703	(13,951,610)
Global X E-commerce ETF	4,222,945	915,083	310,512
Global X SuperDividend® ETF	159,532,230	51,670,555	3,130,258
Global X SuperDividend® U.S. ETF	162,330,008	10,936,835	1,467,887
Global X MSCI SuperDividend® EAFE ETF	16,543,011	3,918,835	297,261
Global X MSCI SuperDividend® Emerging Markets ETF	4,785,344	1,348,969	204,853
Global X SuperDividend® REIT ETF	232,009,138	-	2,340,737
Global X NASDAQ 100® Covered Call ETF	400,390,591	19,208,117	7,515,508
Global X S&P 500® Covered Call ETF	64,563,871	11,666,563	4,316,460
Global X Russell 2000® Covered Call ETF	6,972,490	-	-
Global X SuperIncome™ Preferred ETF	35,254,234	23,945,663	421,606
Global X YieldCo & Renewable Energy Income ETF	7,668,802	1,112,529	86,352
Global X S&P 500® Catholic Values ETF	125,994,006	25,909,462	7,602,498
Global X Guru® Index ETF	1,570,297	9,615,875	1,456,153

To the extent consistent with their investment policies, certain Funds may either purchase or write options.

When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s Statement of Assets and Liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Notes to Financial Statements (CONTINUED) October 31, 2020

4. INVESTMENT TRANSACTIONS (continued)

Risks may arise from an imperfect correlation between the change in market value of the securities held and the prices of options relating to the securities purchased or sold and from possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written expose a Fund to risk of loss if the value of the security declines below the strike price.

Global X NASDAQ 100® Covered Call ETF, Global X S&P 500® Covered Call ETF, Global X Russell 2000 Covered Call ETF, Global X Nasdaq 100 Covered Call & Growth ETF, and Global X S&P 500 Covered Call & Growth ETF may write covered call and/or put options that correspond to their respective reference index. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the strike price should the market price of the underlying security increase. Conversely, by writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at a fixed strike price even should the price of the underlying security decrease, exposing the Fund to downside risk in the underlying security.

When the written option expires, is terminated or is sold, a Fund will record a gain or loss. The net realized gain or loss on options contracts is reflected in the Statements of Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options contracts in the Statement of Operations.

For the year ended October 31, 2020, the monthly average cost of the written options contracts held by the Global X NASDAQ 100® Covered Call ETF, Global X S&P 500® Covered Call ETF, Global X Russell 2000 Covered Call ETF, Global X Nasdaq 100 Covered Call & Growth ETF, and Global X S&P 500 Covered Call & Growth ETF were $30,942,923, $1,774,025, $482,752, $86,853, and $45,210, respectively.

5. TAX INFORMATION

The Global X SuperDividend® REIT ETF has a tax year that ends on December 31. The following tax disclosures are representative as of October 31, 2020. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year ending December 31, 2020.

Notes to Financial Statements (CONTINUED) October 31, 2020

5. TAX INFORMATION (continued)

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to preferred stock interest, foreign currency, redemptions in-kind, REIT adjustments, MLP adjustments, net operating loss, return of capital distribution and sales of passive foreign investment companies have been reclassified to/from the following accounts during the fiscal year ended October 31, 2020:

Global X Funds	Paid-in Capital	Distributable Earnings (Loss)
Global X Social Media ETF	$1,884,036	$(1,884,036)
Global X Lithium & Battery Tech ETF	2,896,725	(2,896,725)
Global X E-commerce ETF	4,523,090	(4,523,090)
Global X SuperDividend® ETF	(19,955,384)	19,955,384
Global X SuperDividend® U.S. ETF	(4,580,848)	4,580,848
Global X MSCI SuperDividend® EAFE ETF	(725,604)	725,604
Global X NASDAQ 100® Covered Call ETF	29,752,498	(29,752,498)
Global X S&P 500® Covered Call ETF	17,598,470	(17,598,470)
Global X Russell 2000 Covered Call ETF	335,454	(335,454)
Global X SuperIncome™ Preferred ETF	(2,400,869)	2,400,869
Global X YieldCo & Renewable Energy Income ETF	1,260,831	(1,260,831)
Global X S&P 500® Catholic Values ETF	17,570,581	(17,570,581)
Global X Guru® Index ETF	456,580	(456,580)

The tax character of dividends and distributions declared during the years or periods ended October 31, 2020 and October 31, 2019 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Social Media ETF
2020	$–	$–	$–	$–
2019	–	–	–	–
Global X Lithium & Battery Tech ETF
2020	$7,964,116	$–	$–	$7,964,116
2019	19,555,528	–	–	19,555,528
Global X E-commerce ETF
2020	$11,908	$–	$–	$11,908
2019	–	–	–	–

Notes to Financial Statements (CONTINUED) October 31, 2020

5. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X SuperDividend® ETF
2020	$57,676,007	$–	$6,836,903	$64,512,910
2019	71,080,700	–	10,387,010	81,467,710
Global X SuperDividend® U.S. ETF
2020	$28,896,892	$–	$9,790,983	$38,687,875
2019	29,513,428	–	5,156,842	34,670,270
Global X MSCI SuperDividend® EAFE ETF
2020	$454,057	$–	$119,148	$573,205
2019	547,298	–	–	547,298
Global X MSCI SuperDividend® Emerging Markets ETF
2020	$1,074,084	$–	$222,316	$1,296,400
2019	1,146,140	–	–	1,146,140
Global X SuperDividend® REIT ETF
2020	$17,057,314	$482,944	$2,127,168	$19,667,426
2019	7,369,085	–	–	7,369,085
Global X NASDAQ 100® Covered Call ETF
2020	$2,834,579	$–	$117,268,361	$120,102,940
2019	40,380,150	2,101,875	12,331,150	54,813,715
Global X S&P 500® Covered Call ETF
2020	$1,539,799	$–	$7,321,411	$8,861,210
2019	4,867,892	582,508	780,262	6,230,662
Global X Russell 2000 Covered Call ETF
2020	$82,683	$74,655	$1,449,526	$1,606,864
2019	158,257	99,323	–	257,580
Global X Nasdaq 100 Covered Call & Growth ETF
2020	$–	$–	$20,955	$20,955
Global X S&P 500 Covered Call & Growth ETF
2020	$2,931	$–	$16,682	$19,613
Global X SuperIncome™ Preferred ETF
2020	$10,818,268	$–	$549,532	$11,367,800
2019	11,905,843	–	83,858	11,821,985
Global X YieldCo & Renewable Energy Income ETF
2020	$1,352,385	$–	$–	$1,352,385
2019	644,590	–	–	644,590
Global X S&P 500® Catholic Values ETF
2020	$4,513,893	$128,757	$–	$4,642,650
2019	4,530,407	187,691	–	4,718,098
Global X S&P Catholic Values Developed ex-U.S. ETF
2020	$–	$–	$–	$–
Global X Guru® Index ETF
2020	$538,248	$–	$28,732	$566,980
2019	310,767	–	82,434	393,201

Notes to Financial Statements (CONTINUED) October 31, 2020

5. TAX INFORMATION (continued)

	Global X Funds
	Global X Social Media ETF	Global X Lithium & Battery Tech ETF	Global X E- commerce ETF	Global X SuperDividend® ETF
Undistributed Ordinary Income	$–	$1,972,573	$775,965	$–
Capital Loss Carryforwards	(29,959,090)	(154,643,834)	–	(605,281,502)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	71,760,681	158,192,435	2,673,286	(72,895,790)
Late Year Loss Deferral	(384,418)	–	–	–
Other Temporary Differences	–	(5)	1	(17)
Total Distributable Earnings (Accumulated Losses)	$41,417,173	$5,521,169	$3,449,252	$(678,177,309)

	Global X Funds
	Global X SuperDividend® U.S. ETF	Global X MSCI SuperDividend® EAFE ETF	Global X MSCI SuperDividend® Emerging Markets ETF	Global X SuperDividend® REIT ETF(1)
Capital Loss Carryforwards	(223,775,721)	(2,560,856)	(7,800,767)	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(28,565,675)	(928,720)	(1,461,950)	15,417,641
Other Temporary Differences	8	(1)	–	(2,927,460)
Total Accumulated Losses	$(252,341,387)	$(3,489,577)	$(9,262,717)	$12,490,181

(1)	The Global X SuperDividend® REIT ETF has a tax year that ends on December 31.

	Global X Funds
	Global X NASDAQ 100® Covered Call ETF	Global X S&P 500® Covered Call ETF	Global X Russell 2000 Covered Call ETF	Global X Nasdaq 100 Covered Call & Growth ETF
Capital Loss Carryforwards	(41,064,020)	(33,094,168)	(1,368,001)	(114,135)
Unrealized Appreciation on Investments and Foreign Currency	–	–	–	–
Late Year Loss Deferral	–	–	–	(468)
Other Temporary Differences	7	5,383	8	–
Total Accumulated Losses	$(41,064,012)	$(33,088,785)	$(1,367,993)	$(114,603)

Notes to Financial Statements (CONTINUED) October 31, 2020

5. TAX INFORMATION (continued)

	Global X Funds
	Global X S&P 500® Covered Call & Growth ETF	Global X SuperIncome™ Preferred ETF	Global X YieldCo & Renewable Energy Income ETF	Global X S&P 500® Catholic Values ETF
Undistributed Ordinary Income	$–	$–	$351,607	$1,994,632
Undistributed Long-Term Capital Gain	–	–	132,994	–
Capital Loss Carryforwards	(70,250)	(64,726,594)	–	(276,628)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	–	(1,467,791)	1,383,810	47,769,089
Other Temporary Differences	–	(24,728)	–	3
Total Distributable Earnings (Accumulated Losses)	$(70,250)	$(66,219,113)	$1,868,411	$49,487,096

	Global X Funds
	Global X S&P Catholic Values Developed ex- U.S. ETF	Global X Guru® Index ETF
Undistributed Ordinary Income	$21,138	$–
Capital Loss Carryforwards	(3,244)	(16,828,294)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(25,314)	4,692,123
Other Temporary Differences	(70)	(3)
Total Accumulated Losses	$(7,490)	$(12,136,175)

For taxable years beginning after December 22, 2010, a RIC is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Global X Social Media ETF	$9,425,030	$20,534,060	$29,959,090
Global X Lithium & Battery Tech ETF	26,035,130	128,608,704	154,643,834
Global X SuperDividend® ETF	246,119,326	359,162,176	605,281,502
Global X SuperDividend® U.S. ETF	169,742,093	54,033,628	223,775,721
Global X MSCI SuperDividend® EAFE ETF	817,164	1,743,692	2,560,856
Global X MSCI SuperDividend® Emerging Markets ETF	4,271,755	3,529,012	7,800,767

Notes to Financial Statements (CONTINUED) October 31, 2020

5. TAX INFORMATION (continued)

	Short-Term Loss	Long-Term Loss	Total
Global X NASDAQ 100® Covered Call ETF	$16,425,608	$24,638,412	$41,064,020
Global X S&P 500® Covered Call ETF	13,230,874	19,863,293	33,094,168
Global X Russell 2000 Covered Call ETF	566,196	801,805	1,368,001
Global X Nasdaq 100 Covered Call & Growth ETF	45,654	68,481	114,135
Global X S&P 500 Covered Call & Growth ETF	28,100	42,150	70,250
Global X SuperIncome™ Preferred ETF	18,332,399	46,394,195	64,726,594
Global X S&P 500® Catholic Values ETF	–	276,628	276,628
Global X S&P Catholic Values Developed ex-U.S. ETF	3,244	–	3,244
Global X Guru® Index ETF	16,828,294	–	16,828,294

During the year ended October 31, 2020, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

	Short-Term Loss	Long-Term Loss	Total
Global X Social Media ETF	$479,691	$41,962	$521,653
Global X Lithium & Battery Tech ETF	125,159	–	125,159
Global X E-commerce ETF	956	–	956
Global X YieldCo & Renewable Energy Income ETF	157,958	691,145	849,103
Global X Guru® Index ETF	5,401,794	–	5,401,794

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2020 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Social Media ETF	$156,975,936	$82,688,911	$(10,928,230)	$71,760,681
Global X Lithium & Battery Tech ETF	750,422,246	235,579,782	(77,387,347)	158,192,435
Global X E-commerce ETF	88,689,271	5,306,832	(2,633,546)	2,673,286
Global X SuperDividend® ETF	734,701,611	28,126,735	(101,022,525)	(72,895,790)
Global X SuperDividend® U.S. ETF	469,142,718	33,590,726	(62,156,400)	(28,565,675)
Global X MSCI SuperDividend® EAFE ETF	8,363,185	266,143	(1,194,863)	(928,720)
Global X MSCI SuperDividend® Emerging Markets ETF	21,462,994	1,166,597	(2,628,547)	(1,461,950)
Global X SuperDividend® REIT ETF	418,177,386	7,231,611	(92,642,381)	(85,410,770)
Global X NASDAQ 100® Covered Call ETF	1,321,718,264	431,752,556	(431,752,556)	–
Global X S&P 500® Covered Call ETF	103,632,249	18,353,201	(18,353,201)	–
Global X Russell 2000 Covered Call ETF	21,429,473	660,176	(660,176)	–
Global X Nasdaq 100 Covered Call & Growth ETF	6,557,305	66,606	(66,606)	–
Global X S&P 500 Covered Call & Growth ETF	3,698,264	64,254	(64,254)	–
Global X SuperIncome™ Preferred ETF	186,024,753	4,900,173	(6,367,964)	(1,467,791)
Global X YieldCo & Renewable Energy Income ETF	64,628,089	7,491,246	(6,107,436)	1,383,810
Global X S&P 500® Catholic Values ETF	330,634,976	76,659,708	(28,890,619)	47,769,089
Global X S&P Catholic Values Developed ex-U.S. ETF	2,512,667	125,800	(151,114)	(25,314)
Global X Guru® Index ETF	51,154,580	7,866,751	(3,174,628)	4,692,123

Notes to Financial Statements (CONTINUED) October 31, 2020

5. TAX INFORMATION (continued)

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies, mixed straddles, MLP adjustments and wash sales.

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, the level of governmental supervision and regulation of securities markets in the respective countries.

6. CONCENTRATION OF RISKS

The securities markets of emerging countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than those of United States securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Except for the Global X Russell 2000® Covered Call Fund, which uses a representative sampling strategy, the Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors, performance attributes and other characteristics.  Each Fund may utilize a representative sampling strategy with respect to its underlying indices when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying indices, or, in certain instances, when securities in the underlying indices become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not the underlying index).

Notes to Financial Statements (CONTINUED) October 31, 2020
6. CONCENTRATION OF RISKS (continued)

The London Interbank Offered Rate, or “LIBOR,” the offered rate for short-term Eurodollar deposits between major international banks, is used extensively in the United States and globally as a reference rate in various financing and commercial transactions. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the financial markets generally, transactions that use LIBOR as a reference rate and financial institutions that engage in such transactions, including issuers of securities in which the Funds may invest. As such, the potential effect of a transition away from LIBOR on Fund investments cannot yet be determined.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

7. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short term investments or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the securities lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience   delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

Notes to Financial Statements (CONTINUED) October 31, 2020

7. LOANS OF PORTFOLIO SECURITIES (continued)

As of October 31, 2020, the value of securities on loan was $1,548,503, $35,520,721, $368,016, $34,797,029, $29,387,834, $22,082,244 and $944,271 for the Global X Social Media ETF, Global X Lithium & Battery Tech ETF, Global X E-commerce ETF, Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X SuperDividend® REIT ETF and Global X SuperIncome™ Preferred ETF, respectively, and the cash collateral received from securities on loan was $1,893,578, $37,560,427, $434,190, $36,573,888, $30,454,768, $23,184,102 and $963,300 for Global X Social Media ETF, Global X Lithium & Battery Tech ETF, Global X E-commerce ETF, Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X SuperDividend® REIT ETF and Global X SuperIncome™ Preferred ETF, respectively.

As of October 31, 2020, the following Funds had securities on loan, by counterparty:

	Market Value	Cash Collateral
Global X Social Media ETF
Citigroup	$1,532,845	$1,877,880
JPMorgan	2,218	2,228
UBS Securities LLC	13,440	13,470
Global X Lithium & Battery Tech ETF
Barclays Capital	$1,208,543	$1,265,997
BofA Securities, Inc.	833,206	886,267
Citigroup	818,335	1,068,935
Credit Suisse	68,341	89,864
Goldman Sachs & Co.	7,920,827	8,372,597
JPMorgan	2,346,342	2,484,133
Morgan Stanley	19,185,313	19,947,780
National Financial Services	124,210	128,979
Scotia Capital	2,928,836	3,210,685
UBS Securities LLC	86,768	105,190
Global X E-commerce ETF
Citigroup	$368,016	$434,190
Global X SuperDividend® ETF
Barclays Capital	$2,808,422	$2,829,273
BofA Securities, Inc.	137,003	137,563
Citigroup	3,085,583	3,194,810
Goldman Sachs & Co.	5,582,055	5,932,942
JPMorgan	10,310	10,835
Morgan Stanley	14,596,321	15,333,403
National Financial Services	4,167,264	4,314,749
NSI Stock Lending	4,101,728	4,494,563
Scotia Capital	134,509	143,050
UBS Securities LLC	173,834	182,700
Global X SuperDividend® U.S. ETF
Citigroup	$1,133,840	$1,173,970
Goldman Sachs & Co.	8,614,268	8,915,188
JPMorgan	1,947,000	2,046,000
Morgan Stanley	15,743,940	16,301,210
National Financial Services	1,609,536	1,666,500
Scotia Capital	339,250	351,900

Notes to Financial Statements (CONTINUED) October 31, 2020

7. LOANS OF PORTFOLIO SECURITIES (continued)

	Market Value	Cash Collateral
Global X SuperDividend® REIT ETF
Barclays Capital	$2,924,733	$3,073,449
BofA Securities, Inc.	5,330,650	5,601,700
Credit Suisse	2,858,307	3,022,468
Goldman Sachs & Co.	2,464,884	2,554,555
JPMorgan	1,004,815	1,055,907
Scotia Capital	4,744,025	4,985,145
UBS Securities LLC	2,754,830	2,890,878
Global X SuperIncome™ Preferred ETF
JPMorgan	$613,938	$624,325
Wells Fargo Securities, LLC	330,333	338,975

8. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820).  The new guidance includes additions and modifications to disclosure requirements for fair value measurements.  For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to adopt early the removal of certain disclosures and delay the adoption of additional disclosures until the effective date.

Notes to Financial Statements (concluded)
October 31, 2020

10. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements, except as follows:

Effective on February 1, 2021, the Global X YieldCo & Renewable Energy Income ETF (the “Fund”) will undergo a name change, ticker symbol change and name and methodology change for its underlying index, the Indxx YieldCo & Renewable Energy Income Index as noted in the table below.  Please see the supplement to the Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information dated November 24, 2020 for further information.

	Current Disclosure	New Disclosure as of February 1, 2021
Fund Ticker Symbol	YLCO	RNRG
Fund Name	Global X YieldCo & Renewable Energy Income ETF	Global X Renewable Energy Producers ETF
Index Name	Indxx YieldCo & Renewable Energy Income Index	Indxx Renewable Energy Producers Index

11. OTHER MATTER

The rapid and global spread of a highly contagious novel coronavirus respiratory disease, designated COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; restrictions on international and, in some cases, local travel; significant disruptions to business operations (including business closures); strained healthcare systems; disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations and increased volatility and/or decreased liquidity in the securities markets. The COVID-19 pandemic could adversely affect the value and liquidity of the Funds’ investments and negatively impact Fund performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Funds by their service providers.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Global X Social Media ETF, Global X Lithium & Battery Tech ETF, Global X E-commerce ETF, Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X MSCI SuperDividend® EAFE ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X SuperDividend® REIT ETF, Global X NASDAQ 100® Covered Call ETF, Global X S&P 500® Covered Call ETF, Global X Russell 2000 Covered Call ETF, Global X Nasdaq 100 Covered Call & Growth ETF, Global X S&P 500 Covered Call & Growth ETF, Global X SuperIncome™ Preferred ETF, Global X YieldCo & Renewable Energy Income ETF, Global X S&P 500® Catholic Values ETF, Global X S&P Catholic Values Developed ex-U.S. ETF and Global X Guru® Index ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (eighteen of the funds constituting the Global X Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2020, the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations and changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Global X SuperDividend® ETF (1)	Global X MSCI SuperDividend® EAFE ETF (1)
Global X SuperDividend® U.S. ETF (1)	Global X S&P 500® Catholic Values ETF (1)
Global X Guru® Index ETF (1)	Global X E-commerce ETF (2)
Global X MSCI SuperDividend® Emerging Markets ETF (1)	Global X Russell 2000 Covered Call ETF (3)
Global X SuperDividend® REIT ETF (1)	Global X S&P 500 Covered Call ETF (1)
Global X SuperIncome™ Preferred ETF (1)	Global X NASDAQ 100® Covered Call ETF (1)
Global X Social Media ETF (1)	Global X S&P Catholic Values Developed ex-U.S. ETF (4)
Global X YieldCo & Renewable Energy Income ETF (1)	Global X S&P 500® Covered Call & Growth ETF (5)
Global X Lithium and Battery Tech ETF (1)	Global X Nasdaq 100® Covered Call & Growth ETF (5)

Report of Independent Registered Public Accounting Firm

(1)      The related statements of operations for the year ended October 31, 2020 and statements of changes in net assets for each of the two years in the period ended October 31, 2020
(2)       The related statement of operations for the year ended October 31, 2020 and statements of changes in net assets for the year ended October 31, 2020 and the period November 27, 2018 (date of commencement) through October 31, 2019
(3)       The related statement of operations for the year ended October 31, 2020 and the statements of changes in net assets for the year ended October 31, 2020 and the period April 17, 2019 (date of commencement) through October 31, 2019
(4)        The related statements of operations and changes in net assets for the period June 22, 2020 (date of commencement) through October 31, 2020
(5)        The related statements of operations and changes in net assets for the period September 18, 2020 (date of commencement) through October 31, 2020

The financial statements of the Funds, listed in the table below, as of and for the year ended October 31, 2018 and the financial highlights for each of the periods ended on or prior to October 31, 2018 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 28, 2018 expressed an unqualified opinion on those financial statements and financial highlights.

Global X Nasdaq 100 Covered Call ETF	Global X S&P 500 Covered Call ETF

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 24, 2020

We have served as the auditor of one or more investment companies in the Global X  Funds since 2016.

Disclosure of Fund Expenses (unaudited)

All ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.

Operating expenses such as these are deducted from a Fund’s gross income and directly reduce their final investment returns. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2020 through October 31, 2020).

The table on the next page illustrates the Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning Account Value 5/1/2020	Ending Account Value 10/31/2020	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Social Media ETF
Actual Fund Return	$1,000.00	$1,511.80	0.65%	$4.10
Hypothetical 5% Return	1,000.00	1,021.87	0.65	3.30

Global X Lithium & Battery Tech ETF
Actual Fund Return	$1,000.00	$1,691.60	0.75%	$5.07
Hypothetical 5% Return	1,000.00	1,021.37	0.75	3.81

Global X E-commerce ETF
Actual Fund Return	$1,000.00	$1,431.10	0.50%	$3.06
Hypothetical 5% Return	1,000.00	1,022.62	0.50	2.54

Global X SuperDividend® ETF
Actual Fund Return	$1,000.00	$1,065.80	0.59%	$3.06
Hypothetical 5% Return	1,000.00	1,022.17	0.59	3.00

Global X SuperDividend® U.S. ETF
Actual Fund Return	$1,000.00	$1,035.00	0.45%	$2.30
Hypothetical 5% Return	1,000.00	1,022.87	0.45	2.29

Global X MSCI SuperDividend® EAFE ETF
Actual Fund Return	$1,000.00	$1,013.90	0.55%	$2.78
Hypothetical 5% Return	1,000.00	1,022.37	0.55	2.80

Global X MSCI SuperDividend® Emerging Markets ETF
Actual Fund Return	$1,000.00	$1,013.70	0.66%	$3.34
Hypothetical 5% Return	1,000.00	1,021.82	0.66	3.35

Global X SuperDividend® REIT ETF
Actual Fund Return	$1,000.00	$1,088.70	0.58%	$3.05
Hypothetical 5% Return	1,000.00	1,022.22	0.58	2.95

Global X NASDAQ 100® Covered Call ETF
Actual Fund Return	$1,000.00	$1,092.60	0.61%	$3.21
Hypothetical 5% Return	1,000.00	1,022.07	0.61	3.10

Global X S&P 500® Covered Call ETF
Actual Fund Return	$1,000.00	$1,077.90	0.63%	$3.29
Hypothetical 5% Return	1,000.00	1,021.97	0.63	3.20

Global X Russell 2000 Covered Call ETF
Actual Fund Return	$1,000.00	$1,195.90	0.50%	$2.76
Hypothetical 5% Return	1,000.00	1,022.62	0.50	2.54

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning Account Value 5/1/2020	Ending Account Value 10/31/2020	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Nasdaq 100 Covered Call & Growth ETF(2)
Actual Fund Return	$1,000.00	$1,000.00	0.60%	$0.70
Hypothetical 5% Return	1,000.00	1,005.17	0.60	0.71

Global X S&P 500 Covered Call & Growth ETF(2)
Actual Fund Return	$1,000.00	$1,000.00	0.60%	$0.70
Hypothetical 5% Return	1,000.00	1,005.17	0.60	0.71

Global X SuperIncome™ Preferred ETF
Actual Fund Return	$1,000.00	$1,081.30	0.58%	$3.03
Hypothetical 5% Return	1,000.00	1,022.22	0.58	2.95

Global X YieldCo & Renewable Energy Income ETF
Actual Fund Return	$1,000.00	$1,150.30	0.65%	$3.51
Hypothetical 5% Return	1,000.00	1,021.87	0.65	3.30

Global X S&P 500® Catholic Values ETF
Actual Fund Return	$1,000.00	$1,135.40	0.29%	$1.56
Hypothetical 5% Return	1,000.00	1,023.68	0.29	1.48

Global X S&P Catholic Values Developed ex-U.S. ETF(3)
Actual Fund Return	$1,000.00	$1,000.00	0.36%	$1.29
Hypothetical 5% Return	1,000.00	1,016.61	0.36	1.30

Global X Guru® Index ETF
Actual Fund Return	$1,000.00	$1,195.80	0.75%	$4.14
Hypothetical 5% Return	1,000.00	1,021.37	0.75	3.81

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/366 (to reflect the one-half year period), unless otherwise noted.
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 43/366 (to reflect the one-half year period), unless otherwise note.
(3)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 131/366 (to reflect the one-half year period), unless otherwise noted.

LIQUIDITY RISK MANAGEMENT PROGRAM (unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Committee (the “Committee”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on May 29, 2020, the Trustees received a report from the Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from December 1, 2018 through December 31, 2019. The Committee’s report noted that the Committee had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and operated adequately and effectively to manage each Fund’s liquidity risk for the period covered by the report. The Committee’s report noted that, during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee’s report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Approval of Investment Advisory Agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

Approval of the Initial Investment Advisory and Supervision and Administration Agreements

At Board meetings of the Global X Funds (the “Trust”) held in person on February 18, 2020, and by videoconference on May 29, 20201 (the “New Fund Board Meetings”), the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved (i) the initial Investment Advisory Agreement (each a “New Investment Advisory Agreement”) for each of the Global X S&P Catholic Values Developed ex-U.S. ETF, the Global X S&P 500 Covered Call & Growth ETF and the Global X Nasdaq 100 Covered Call & Growth ETF (each a “New Fund” and, together, the “New Funds”) and (ii) the initial Supervision and Administration Agreement between the Trust (each a “New Supervision and Administration Agreement”), on behalf of each New Fund, and Global X Management Company LLC (“Global X Management”). Each New Advisory Agreement and New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”

In advance of the New Fund Board Meetings, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the respective New Fund Agreements for each New Fund to be considered at the New Fund Board Meetings and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive session with their counsel

In determining to approve the New Fund Agreements for the New Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.

1 This meeting was held via videoconference in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order is necessary and appropriate due to circumstances related to current or potential effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

Approval of Investment Advisory Agreement (unaudited)

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•          the terms of the New Fund Agreements and the range of services proposed to be provided to the New Funds in accordance with the New Fund Agreements;

•          Global X Management’s key personnel and the portfolio managers who would provide investment advisory, supervision and administrative services to the New Funds;

•          Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Funds and the composition of the New Funds’ assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Funds, (iv) select broker-dealers to execute portfolio transactions for the New Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Funds, and the periodic updating of the registration statements, prospectuses, statements of additional information, and other reports and documents for the New Funds that are required to be filed by the Trust with the U.S. Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Funds by shareholders and new investors;

•          the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Funds; and

•          the quality of Global X Management’s resources and personnel that would be made available to the New Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded, at the New Fund Board Meetings, that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Funds by Global X Management.

Approval of Investment Advisory Agreement (unaudited)

Performance

The Board determined that, because the New Funds had not yet begun investment operations as of the dates of the New Fund Board Meetings, meaningful data relating to the investment performance of the New Funds was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

With respect to this factor, the Board considered:

•          Global X Management’s expected costs to provide investment management, supervision and administrative and related services to each New Fund;

•         The management fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by each New Fund under the respective New Fund Agreement for the various investment advisory, supervisory and administrative services that the New Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Funds); and

•        the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Funds by Global X Management and all aspects of the relationship between Global X Management and the New Funds.

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by each New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of the New Fund’s shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•          comparative information with respect to the proposed Management Fee to be paid to Global X Management by each New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for each New

Fund, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs, and/or other similar registered funds.  The Board considered Global X Management’s detailed explanation of the proposed fee structures of any New Fund that was above the average or median for the New Fund’s peer group;

Approval of Investment Advisory Agreement (unaudited)

•          the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Funds) and the expected total expense ratios for the New Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratios (i.e., the total fees) of the New Funds and that the proposed Management Fee for each New Fund was set at a competitive level to make the New Fund viable in the marketplace; and

•         that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Funds, including the costs of various third-party services required by the New Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded, at the New Fund Board Meetings, that the services to be received and the fees to be charged under the applicable New Fund Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•          the extent to which economies of scale would be realized as the New Funds grow and whether the proposed unitary Management Fees for the New Funds reflected these economies of scale;

•          the significant investment of time, personnel and other resources that Global X Management intends to make in the New Funds in order to seek to assure that the New Funds are attractive to investors; and

•          that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for each New Fund and its shareholders.

Approval of Investment Advisory Agreement (unaudited)

Based on these considerations, the Board concluded, at the New Fund Board Meetings, that the proposed unitary Management Fees for the New Funds appropriately addressed economies of scale.

Other Benefits

In considering each New Fund Agreement, in addition to the factors discussed above, the Board considered at the New Fund Board Meetings any other benefits that may be realized by Global X Management as a result of its relationships with the New Funds. As a result, the Board concluded that, in the case of each New Fund, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the applicable New Fund Agreements.

Conclusion

After full consideration of the factors discussed above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of each New Fund.

In reaching these decisions, the Board did not assign relative weights to the factors discussed above nor did the Board deem any one factor or group of factors to be controlling in and of themselves. Each member of the Board may have afforded different weight to the various factors.

Supplemental Information (unaudited)

NAV is the price per Share at which a Fund issues and redeems Shares.  It is calculated in accordance with the standard formula for valuing mutual fund shares.  The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated.  The Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings.  The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated.  A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV.  A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, years of birth, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by Trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Trust	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[1]
Charles A. Baker 605 Third Avenue, 43rd Floor New York, NY 10158 (1953)	Trustee (since 07/2018)	Chief Executive Officer of Investment Innovations LLC (investment consulting) (since 2013); Managing Director of NYSE Euronext (2003 to 2012)	77[2]	Trustee of OSI ETF Trust (since 2016)
Susan M. Ciccarone 605 Third Avenue, 43rd Floor New York, NY 10158 (1973)	Trustee (since 9/30/2019)	Partner, Further Global Capital Management (private equity) (since 2017); formerly Chief Operating Officer (2014-2016) and Chief Financial Officer (2012-2016), Emerging Global Advisors, LLC (ETF issuer)	77[2]	Chairman, Payment Alliance International, Inc. (since 2019); Director, Casa Holdco LP, parent of Celink (since 2018)
Clifford J. Weber (1963) 605 Third Avenue, 43rd Floor New York, NY 10158	Trustee (since 07/2018)	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015); Formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015)	77[2]
Chairman (since 2017) and Trustee (since 2015) of Clough Funds Trust; Chairman and Trustee of Clayton Street Trust (since 2016); Chairman and Trustee of Janus Detroit Street Trust (since 2016); Chairman and Trustee of Elevation ETF Trust (2016-2018); Trustee of Clough Global Equity Fund (since 2017); Trustee of Clough Global Dividend and Income Fund (since 2017); and Trustee of Clough Global Opportunities Fund (since 2017)

Trustees and Officers of the Trust (unaudited) (continued)

The Trust’s SAI includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of October 31, 2020.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Operational Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[1]
Luis Berruga 605 Third Avenue, 43rd Floor New York, NY 10158 (1977)	Trustee (since 07/2018); President (since 2018)	Chief Executive Officer, GXMC (since 07/2018), Chief Financial Officer (since 2/2014) and Chief Operating Officer (9/2015 - 7/2018); Investment Banker, Jefferies (2012-2014)	77[2]	None
Chang Kim 605 Third Avenue, 43rd Floor New York, NY 10158 (1984)	Chief Operating Officer; Treasurer, Principal Accounting Officer; and Chief Financial Officer (since 7/2018)	Chief Operating Officer, GXMC (since 7/2018), Head of Portfolio Management & Portfolio Administration (1/2017-7/2018); and Portfolio Manager (since 9/2009)	N/A	N/A
Susan Lively 605 Third Avenue, 43rd Floor New York, NY 10158 (1981)	Secretary (since 9/2020)	General Counsel, GXMC (since 9/2020); Senior Corporate Counsel at Franklin Templeton (previously, Managing Director and Associate General Counsel at Legg Mason & Co., LLC) (2014-2020)	N/A	N/A
Eric Griffith[3] One Freedom Valley Drive Oaks, PA 19456 (1969)	Assistant Secretary (since 2/2020)	Counsel, SEI Investments (since 10/2019); Vice President and Assistant General Counsel, JPMorgan Chase & Co. (2012-2018)	N/A	N/A
Joe Costello 605 Third Avenue, 43rd Floor New York, NY 10158 (1974)	Chief Compliance Officer (since 9/2016)	Chief Compliance Officer, FlexShares Funds (2011-2015); Vice President, Northern Trust Investments (2003 - 2015)	N/A	N/A
[1]	Each Trustee serves until his successor is duly elected or appointed and qualified.

[2]	As of October 31, 2020, the Trust had eighty-seven investment portfolios, seventy-seven of which were operational.

[3]	This officer of the Trust also serves as an officer of one or more funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

Notice to Shareholders (Unaudited)

For shareholders that do not have an October 31, 2020 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2020 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2020, the Funds are designating the following items with regard to distributions paid during the year.

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)
Global X Social Media ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global Global X Lithium & Battery Tech ETF
0.00%	0.00%	100.00%	100.00%	11.31%	64.70%
Global X E-Commerce ETF
0.00%	0.00%	100.00%	100.00%	46.95%	48.29%
Global X SuperDividend® ETF
11.85%	0.00%	88.15%	100.00%	3.49%	48.78%
Global X SuperDividend® U.S. ETF
33.88%	0.00%	64.12%	100.00%	41.39%	44.58%
Global X MSCI SuperDividend® EAFE ETF
26.24%	0.00%	73.76%	100.00%	0.00%	99.52%
Global X MSCI SuperDividend® Emerging Markets ETF
20.70%	0.00%	79.30%	100.00%	0.00%	72.14%
Global X SuperDividend® REIT ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X NASDAQ 100® Covered Call ETF
97.64%	0.00%	2.36%	100.00%	0.00%	0.00%
Global X S&P 500® Covered Call ETF
82.62%	0.00%	17.38%	100.00%	0.00%	0.00%
Global X Russell 2000 Covered Call ETF
90.21%	4.65%	5.15%	100.00%	0.00%	0.00%
Global X NASDAQ 100® Covered Call & Growth ETF
100.00%	0.00%	0.00%	100.00%	0.00%	0.00%
Global X S&P 500® Covered Call & Growth ETF
85.06%	0.00%	14.94%	100.00%	0.00%	0.00%
Global X SuperIncome™ Preferred ETF
7.25%	0.00%	92.75%	100.00%	69.06%	75.93%
Global X YieldCo & Renewable Energy Income ETF
0.00%	0.00%	100.00%	100.00%	12.35%	68.95%
Global X S&P 500® Catholic Values ETF
0.00%	2.77%	97.23%	100.00%	100.00%	100.00%
Global X S&P Catholic Values Developed ex-U.S. ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Guru® Index ETF
5.34%	0.00%	94.66%	100.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

Notice to Shareholders (unaudited)

U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)	Qualifying Business Income(6)	Foreign Tax Credit
Global X Social Media ETF
0.00%	0.00%	0.00%	0.00%	0.00%
Global X Lithium & Battery Tech ETF
0.00%	0.08%	0.00%	0.00%	6.93%
Global X E-Commerce ETF
0.00%	0.00%	0.00%	0.00%	0.00%
Global X SuperDividend® ETF
0.00%	0.01%	0.00%	24.77%	0.00%
Global X SuperDividend® U.S. ETF
0.00%	4.39%	0.00%	24.31%	0.00%
Global X MSCI SuperDividend® EAFE ETF
0.00%	0.01%	0.00%	0.00%	0.00%
Global X MSCI SuperDividend® Emerging Markets ETF
0.00%	0.01%	0.00%	0.00%	0.00%
Global X SuperDividend® REIT ETF
0.00%	0.00%	0.00%	0.00%	0.00%
Global X NASDAQ 100® Covered Call ETF
0.00%	0.00%	0.00%	0.00%	0.00%
Global X S&P 500® Covered Call ETF
0.00%	0.00%	0.00%	0.00%	0.00%
Global X Russell 2000 Covered Call ETF
0.00%	0.00%	0.00%	0.00%	0.00%
Global X NASDAQ 100® Covered Call & Growth ETF
0.00%	0.00%	0.00%	0.00%	0.00%
Global X S&P 500® Covered Call & Growth ETF
0.00%	0.00%	0.00%	0.00%	0.00%
Global X SuperIncome™ Preferred ETF
0.00%	0.00%	0.00%	2.90%	0.00%
Global X YieldCo & Renewable Energy Income ETF
0.00%	0.01%	0.00%	0.06%	16.20%
Global X S&P 500® Catholic Values ETF
0.00%	0.08%	100.00%	0.00%	0.00%
Global X S&P Catholic Values Developed ex-U.S. ETF
0.00%	0.00%	0.00%	0.00%	0.00%
Global X Guru® Index ETF
0.00%	0.05%	0.00%	3.23%	0.00%

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.
(3) “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.
(4) The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.
(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.
(6) The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

Notice to Shareholders (unaudited)

Certain Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2020 the total amount of foreign source income and foreign tax credit are as follows:

Global X Funds	Foreign Source Income	Foreign Tax Credit Pass through
Global X Lithium & Battery Tech ETF	$4,338,057	$593,384
Global X YieldCo & Renewable Energy Income ETF	1,484,683	261,344

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2020. Complete information will be computed and reported in conjunction with your 2020 Form 1099-DIV.

Notes

Notes

605 Third Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
   Global X Management Company LLC
605 Third Avenue, 43rd Floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006-1871

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3  Audit Committee Financial Expert.

(a)(1)  The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)  The audit committee financial experts are Charles A. Baker and Susan M. Ciccarone and each is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.     Principal Accountant Fees and Services.

Fees billed by Pricewaterhouse Coopers LLP (“PwC”) relate to the registrant.

PWC billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2020			2019
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$1,056,304	$0	$0	$915,763	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$330,942	$0	$0	$285,396	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2020	2019
Audit Related	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $330,942 and $285,396, respectively.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees.  Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.
The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees, Charles A. Baker, Susan M. Ciccarone and Clifford J. Weber.

Item 6.  Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11.  Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.  Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                                                                            Global X Funds

By (Signature and Title)	/s/ Luis Berruga
Luis Berruga
President

Date:  January 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Luis Berruga
Luis Berruga
President

Date: January 8, 2021

/s/ John Belanger John Belanger Chief Financial Officer

Date:  January 8, 2021